                                                               DECEMBER 31, 2000


[LOGO]


                                           Whatifi FUNDS ANNUAL REPORT

                                           . Whatifi S&P 500 INDEX FUND
                                           . Whatifi EXTENDED MARKET INDEX FUND
                                           . Whatifi INTERNATIONAL INDEX FUND
                                           . Whatifi TOTAL BOND INDEX FUND

CONTENTS
I.     Letter from the President                                       2

II.    Fund Performance                                                3
       How the fund has done over time

III.   Financial Statements - Whatifi Funds                            8
       Statements of Assets and Liabilities, Operations,
       Changes in net assets and Financial Highlights

IV.    Notes to Financial Statements for Whatifi Funds                18

V.     Independent Auditors' Report - Whatifi Funds                   22

VI.    Financial Statements - Master Investment Portfolio             23

VII.   Notes to Financial Statements for Master Investment           129
       Portfolio

VIII.  Independent Auditors' Report - Master Investment              136
       Portfolio

I. LETTER FROM THE PRESIDENT

                                                            February, 2001
Dear Shareholder:

The fiscal year ended December 31, 2000 was one of significant change when measured against prior years. Since the Whatifi Funds launched on July 11, 2000, it has become clear that the US economy is slowing and, in particular, the high tech sector has under-performed as the market expects much lower earnings.

Market performance for 2000 was negative for the first time in many years, with year over year indexes posting the following:

       Index*                    Dec. 31, 1999       Dec. 31, 2000
------------------------------------------------------------------
Dow Jones Industrial Average            11,497              10,787
Standard & Poor's 500 Index              1,469               1,320
NASDAQ Composite Index                   4,069               2,471
MSCI EAFE Index                          1,760               1,492

As we look back on the year 2000, it is important to keep the market performance in perspective. We continue to support the tried and true investment philosophy where the key to investment success in any environment is first - maintaining a long-term investment perspective and second - ensuring your investments are diversified. We continue to believe that the Whatifi Funds combined with our Investment Profile tool provide an excellent approach to diversification. The long-term orientation is up to you.

The Whatifi Funds are designed to track the Standard and Poor's 500 ("S&P 500") Index, the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, the Wilshire 4500 Index, and the Lehman Brothers Government/Credit Bond Index. These funds together with the Money Market Fund make up a global diverse set of market investments and have performed as predicted against the underlying benchmarks.

We encourage all investors to revisit their investment goals, time horizon, and risk appetite as we start the New Year. Revisit your Investment Profile to make sure the mix of funds you have chosen still meet your needs.

We appreciate your confidence in our Funds and we look forward to continuing to help you meet your goals.

/s/ Harris Fricker

Harris Fricker
President

*The Dow Jones Industrial Average is a price-weighted average based on the price-only performance of 30 blue-chip stocks (the average is computed by adding the prices of the 30 stock's splits, stock dividends and substitutions of stocks). The S&P 500 Index is an unmanaged index that is generally representative of the U.S. stock market as a whole. Nasdaq Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market, as well as National Market System-traded foreign common stocks and ADRs. The MSCI EAFE Index is an unmanaged index that measures performance of a diverse range of developed countries in the indicated regions.

II. FUND PERFORMANCE

(i) GROWTH OF $10,000 - Whatifi S&P 500 INDEX FUND

                               Growth of $10,000
                          Whatifi S&P 500 Index Fund

                                    [GRAPH]

             S & P 500 (Index)
             -----------------
Jun-00            10,000
Jul-00             9,700
Aug-00            10,302
Sep-00             9,759
Oct-00             9,717
Nov-00             8,951
Dec-00             8,995

$10,000 over the life of the fund: This chart shows the impact of market changes on a theoretical $10,000 invested in the Whatifi S&P 500 Index Fund at the funds' inception on July 11, 2000 as compared to the same theoretical $10,000 invested in the underlying Standard & Poor's 500 Stock Index ("S&P 500 Index") benchmark on June 30, 2000. $10,000 invested in the Whatifi S&P 500 Index Fund on July 11,2000 would have been worth $8,950 on December 31, 2000. Comparatively, a $10,000 investment in the underlying S&P 500 Index would have been worth $8,995 on December 31, 2000.

The S&P 500 Index is an unmanaged index which is generally representative of the U.S. stock market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The fund's performance reflects the deduction of fees for these value added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Investment advisor waived fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

(ii) GROWTH OF $10,000 - Whatifi EXTENDED MARKET INDEX FUND

                               Growth of $10,000
                      Whatifi Extended Market Index Fund

                                    [GRAPH]



Extended Market Index                 No Load
                       ----------------------
                        7/12/2000      10,000
                        7/31/2000       9,560
                        8/31/2000      10,620
                        9/30/2000      10,180
                       10/31/2000       9,380
                       11/30/2000       7,810
                       12/31/2000       8,310
______Whatifi Extended
      Market Index Fund

- - - Wilshire 4500 Index

$10,000 over the life of the fund: This chart shows the impact of market changes on a theoretical $10,000 invested in the Whatifi Extended Market Index Fund at the funds' inception on July 11, 2000 as compared to the same theoretical $10,000 invested in the underlying Wilshire 4500 Index on June 30, 2000. $10,000 invested in the Whatifi Extended Market Index Fund on July 11, 2000 would have been worth $8,310 on December 31, 2000. Comparatively, a $10,000 investment in the underlying Wilshire 4500 Index would have been worth $8,395 on December 31, 2000.

The Wilshire 4500 Index is a capitalization weighted index that measures the performance of all small and midcap US stocks. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The fund's performance reflects the deduction of fees for these value added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Investment advisor waived fees. Had these waivers not been in effect, performance quoted would have been lower.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than average.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

(iii) GROWTH OF $10,000 - Whatifi INTERNATIONAL INDEX FUND

                                    [GRAPH]

               MSCI EAFE Index          Whatifi International Index Fund
               ---------------          --------------------------------

Jun-00              10,000                             10,000
Jul-00               9,581                              9,480
Aug-00               9,664                              9,530
Sep-00               9,193                              9,080
Oct-00               8,976                              8,870
Nov-00               8,640                              8,520
Dec-00               8,947                              8,820

$10,000 over the life of the fund: This chart shows the impact of market changes on a theoretical $10,000 invested in the Whatifi International Fund at the funds' inception on July 11, 2000 as compared to the same theoretical $10,000 invested in the underlying Morgan Stanley Capital International, Europe, Australasia and Far East ("MSCI EAFE") Index on June 30, 2000. $10,000 invested in the Whatifi International Index Fund on July 11, 2000 would have been worth $8,820 on December 31, 2000. Comparatively, a $10,000 investment in the underlying MSCI EAFE Index would have been worth $8,947 on December 31, 2000.

The MSCI EAFE Index is an unmanaged Index that measures performance of a diverse range of developed countries in the indicated regions. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment advisor and fund accounting fees. The fund's performance reflects the deduction of fees for these value added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Investment Manager waived fees. Had these waivers not been in effect, performance quoted would have been lower.

International investing involves increased risk and volatility.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

(iv) GROWTH OF $10,000 - Whatifi TOTAL BOND INDEX FUND

                                    [GRAPH]

                               Growth of $10,000
                         Whatifi Total Bond Index Fund

               Lehman Brothers Government/             Whatifi Total Bond
                     Corporate Index                       Index Fund
                     ---------------                       ----------

Jun-00                   10,000                               10,000
Jul-00                   10,106                               10,062
Aug-00                   10,248                               10,206
Sep-00                   10,287                               10,249
Oct-00                   10,352                               10,313
Nov-00                   10,529                               10,489
Dec-00                   10,737                               10,709

$10,000 over the life of the fund: This chart shows the impact of market changes on a theoretical $10,000 invested in the Whatifi Total Bond Index Fund at the funds' inception on July 11, 2000 as compared to the same theoretical $10,000 invested in the underlying Lehman Brothers Government/Credit Bond Index on June 30, 2000. $10,000 invested in the Whatifi Total Bond Index Fund on July11, 2000 would have been worth $10,709 on December 31, 2000. Comparatively, a $10,000 investment in the underlying Lehman Brothers Government/Credit Bond Index would have been worth $10,737 on December 31, 2000.

The Lehman Brothers Government/Credit Bond Index is an unmanaged broad based index representative of the total return of long-term government and corporate bonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The fund's performance reflects the deduction of fees for these value added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, the Investment advisor waived fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

(v) GROWTH OF $10,000 - Whatifi MONEY MARKET FUND

                                    [GRAPH]

                               Growth of $10,000
                           Whatifi Money Market Fund

                         Whatifi Money Market Fund
                         -------------------------

 7/12/2000                         10,000
 7/31/2000                         10,034
 8/31/2000                         10,087
 9/30/2000                         10,138
10/31/2000                         10,191
11/30/2000                         10,243
12/31/2000                         10,296

As of December 31, 2000 the Whatifi Money Market Fund had a 7 day yield of
6.18%.

$10,000 over the life of the fund: This chart shows the impact of market changes on a theoretical $10,000 invested in the Whatifi Money Market Fund at the funds' inception on July 11, 2000. $10,000 invested in the Whatifi Money Market Fund on July 11, 2000 would have been worth $10,296 on December 31, 2000.

An investment in the fund is not insured or guaranteed by the FDIC or any other Government agency. Although the fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future performance as yields on money market funds fluctuate daily.


III. FINANCIAL STATEMENTS - Whatifi FUNDS

(i) Whatifi S&P 500 INDEX FUND

    STATEMENT OF ASSETS AND LIABILITIES
    December 31, 2000
       Assets:
       Investment in Master Portfolio at value (Note 2)                                $         42,978
                                                                                       ----------------
           Total Assets                                                                          42,978

       Liabilities:
       Accrued expenses and other liabilities:
           Investment advisory fees                                  $       40
                                                                     ----------
           Total Liabilities                                                           $             40
                                                                                       ----------------
       Net Assets                                                                      $         42,938
                                                                                       ================
       Net Assets:
       Capital                                                                         $         46,267
       Undistributed net Investment Income                                                           91
       Accumulated net realized loss from investments                                               (83)
       Unrealized depreciation from investments                                                  (3,337)
                                                                                       ----------------
       Net Assets                                                                      $         42,938
                                                                                       ================

       Net Assets                                                                      $         42,938
       Shares                                                                                     4,796
       Net Asset Value, Offering Price
       and Redemption Price per share/1/                                               $           8.95
                                                                                       ================

    /1/A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made within Whatifi Funds.



    STATEMENT OF OPERATIONS
    For the period ended December 31, 2000/2/
       Investment Income allocated from Master Portfolio:
       Dividend Income                                                                 $            147
       Interest Income                                                                               15
       Expenses                                                                                      (7)
                                                                                       ----------------
         Total Investment Income                                                                    155

       Expenses:
       Investment advisory fees                                      $       97
                                                                     ----------
       Total expenses before contractual fee reductions                                              97
       Expenses contractually reduced by Investment advisor                                         (33)
                                                                                       ----------------
         Net Expenses                                                                                64
                                                                                       ----------------
       Net Investment Income                                                                         91
                                                                                       ----------------
       Realized/Unrealized Losses from Investments:
       Net realized losses from investments                                                         (83)
       Change in unrealized appreciation/depreciation from investments                           (3,337)
                                                                                       ----------------
       Net realized/unrealized losses from investments                                           (3,420)
                                                                                       ----------------
       Change in net assets resulting from Operations                                  $         (3,329)
                                                                                       ================

     /2/Fund commenced operations on July 11, 2000.


STATEMENT OF CHANGES IN NET ASSETS
For the period ended December 31, 2000*

   Investment Activities:
   Operations:
      Net investment income                                                                             $        91
      Net realized losses from investments                                                                      (83)
      Change in unrealized appreciation/depreciation from investments                                        (3,337)
                                                                                                        -----------
   Change in net assets resulting from operations                                                            (3,329)
                                                                                                        -----------
   Capital Share Transactions:
      Proceeds from shares issued                                                                            47,396
      Cost of shares redeemed                                                                                (1,129)
                                                                                                        -----------
   Change in net assets from capital share transactions                                                      46,267
                                                                                                        -----------
   Change in net assets                                                                                      42,938

   Net Assets:
      Beginning of period                                                                                         -
                                                                                                        -----------
      End of period                                                                                     $    42,938
                                                                                                        ===========
   Share Transactions:
      Issued                                                                                                  4,916
      Redeemed                                                                                                 (120)
                                                                                                        -----------
   Change in shares                                                                                           4,796
                                                                                                        ===========

FINANCIAL HIGHLIGHTS
For the period ended December 31, 2000*
   Net Asset Value, Beginning of Period                                                                 $     10.00
                                                                                                        -----------
   Investment Activities:
      Net investment income                                                                                    0.02
      Net realized/unrealized losses from investments                                                         (1.07)
                                                                                                        -----------
      Total from Investment Activities                                                                        (1.05)
                                                                                                        -----------
   Net Asset Value, End of Period                                                                       $      8.95
                                                                                                        ===========

   Total Return                                                                                              (10.50)% (a)
   Ratios/Supplemental Data:
   Net assets at end of period                                                                          $    42,938
   Ratio of expenses to average net assets                                                                     0.55% (b)
   Ratio of net investment income to average net assets                                                        0.69% (b)
   Ratio of expenses to average net assets**                                                                   0.80% (b)
   Portfolio turnover rate                                                                                       10% (c)

   *Fund commenced operations on July 11, 2000.
   **During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
   (a) Not annualized
   (b) Annualized
   (c) Represents the portfolio turnover rate of the S&P 500 Index Master Portfolio

(ii) Whatifi EXTENDED MARKET INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

   Assets:
   Investment in Master Portfolio at value (Note 2)                 $    31,979
                                                                    -----------
           Total Assets                                                  31,979
   Liabilities:
   Accrued expenses and other liabilities:
           Investment advisory fees                         $   28
                                                            ------
           Total Liabilities                                                 28
                                                                    -----------
   Net Assets                                                       $    31,951
                                                                    ===========

   Net Assets
   Capital                                                          $    36,193
   Undistributed net Investment Income                                       61
   Accumulated net realized loss from investments                            53
   Unrealized depreciation from investments                              (4,356)
                                                                    -----------
   Net Assets                                                       $    31,951
                                                                    ===========

   Net Assets                                                       $    31,951
   Shares                                                                 3,845
   Net Asset Value, Offering Price
   and Redemption Price per share/1/                                $      8.31
                                                                    ===========

   /1/A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made within Whatifi Funds.

STATEMENT OF OPERATIONS
For the period ended December 31, 2000/2/

   Investment Income allocated from Master Portfolio:
   Dividend Income                                                  $       101
   Interest Income                                                           20
   Expenses                                                                 (11)
                                                                    -----------
     Total Investment Income                                                110

   Expenses:
   Investment advisory fees                                 $   79
                                                            ------
   Total expenses before contractual fee reductions                          79
   Expenses contractually reduced by Investment advisor                     (30)
                                                                    -----------
     Net Expenses                                                            49
                                                                    -----------
   Net Investment Income                                                     61
                                                                    -----------

   Realized/Unrealized Losses from Investments:
   Net realized losses from investments                                      53
   Change in unrealized appreciation/depreciation from investments       (4,356)
                                                                    -----------
   Net realized/unrealized losses from investments                       (4,303)
                                                                    -----------
   Change in net assets resulting from Operations                   $    (4,242)
                                                                    ===========

   /2/Fund commenced operations on July 11, 2000.

STATEMENT OF CHANGES IN NET ASSETS
For the period ended December 31, 2000*
     Investment Activities:
     Operations:
       Net investment income                                                     $                61
       Net realized losses from investments                                                       53
       Change in unrealized appreciation/depreciation from investments                        (4,356)
                                                                                 -------------------
     Change in net assets resulting from operations                                           (4,242)
                                                                                 -------------------
     Capital Share Transactions:
       Proceeds from shares issued                                                            36,574
       Cost of shares redeemed                                                                  (381)
                                                                                 -------------------
     Change in net assets from capital share transactions                                     36,193
                                                                                 -------------------
     Change in net assets                                                                     31,951

     Net Assets:
       Beginning of period                                                                         -
                                                                                 -------------------
       End of period                                                             $            31,951
                                                                                 ===================
     Share Transactions:
       Issued                                                                                  3,889
       Redeemed                                                                                  (44)
                                                                                 -------------------
     Change in shares                                                                          3,845
                                                                                 ===================

FINANCIAL HIGHLIGHTS
For the period ended December 31, 2000*
   Net Asset Value, Beginning of Period                                          $             10.00
                                                                                 -------------------
   Investment Activities:
     Net investment income                                                                      0.02
     Net realized/unrealized losses from investments                                           (1.71)
                                                                                 -------------------
     Total from Investment Activities                                                          (1.69)
                                                                                 -------------------
   Net Asset Value, End of Period                                                $              8.31
                                                                                 ===================

   Total Return                                                                               (16.90)% (a)
   Ratios/Supplemental Data:
   Net assets at end of period                                                   $            31,951
   Ratio of expenses to average net assets                                                      0.55%  (b)
   Ratio of net investment income to average net assets                                         0.54%  (b)
   Ratio of expenses to average net assets**                                                    0.80%  (b)
   Portfolio turnover rate                                                                        38%  (c)

 * Fund commenced operations on July 11, 2000.
** During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
   (a) Not annualized
   (b) Annualized
   (c) Represents the portfolio turnover rate of the Extended Index Master Portfolio

 (iii) Whatifi INTERNATIONAL INDEX FUND


     STATEMENT OF ASSETS AND LIABILITIES
     December 31, 2000
     Assets:
     Investment in Master Portfolio at value (Note 2)                                     $                         36,723
                                                                                          --------------------------------
             Total Assets                                                                                           36,723

     Liabilities:
     Accrued expenses and other liabilities:
              Investment advisory fees                                       $     20
                                                                             --------
              Total Liabilities                                                                                         20
                                                                                          --------------------------------
     Net Assets                                                                           $                         36,703
                                                                                          ================================
     Net Assets:
     Capital                                                                              $                         39,137
     Undistributed net Investment Income                                                                                88
     Accumulated net realized loss from investments                                                                   (634)
     Unrealized depreciation from investments                                                                       (1,888)
                                                                                          --------------------------------
     Net Assets                                                                           $                         36,703
                                                                                          ================================
     Net Assets                                                                           $                         36,703
     Shares                                                                                                          4,162
     Net Asset Value, Offering Price
     and Redemption Price per share1                                                      $                           8.82
                                                                                          ================================

/1/ A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made within Whatifi Funds.

STATEMENT OF OPERATIONS
For the period ended December 31, 2000/2/
     Investment Income allocated from Master Portfolio:
     Dividend Income                                                                      $                           127
     Interest Income                                                                                                   12
     Expenses                                                                                                         (28)
                                                                                          --------------------------------
       Total Investment Income                                                                                        111

     Expenses:
     Investment advisory fees                                                $        73
                                                                             -----------
     Total expenses before contractual fee reductions                                                                  73
     Expenses contractually reduced by Investment advisor                                                             (40)
                                                                                          --------------------------------
       Net Expenses                                                                                                    33
                                                                                          --------------------------------
     Net Investment Income                                                                                             78
                                                                                          --------------------------------
     Realized/Unrealized Losses from Investments:
     Net realized losses from investments                                                                            (644)
     Change in unrealized appreciation/depreciation                                                                (1,888)
                                                                                          --------------------------------
     Net realized/unrealized losses from investments                                                               (2,532)
                                                                                          --------------------------------
     Change in net assets resulting from Operations                                       $                        (2,454)
                                                                                          ================================

     /2/ Fund commenced operations on July 11, 2000.

STATEMENT OF CHANGES IN NET ASSETS
For the period ended December 31, 2000*

   Investment Activities:
   Operations:
    Net investment income                                                                 $                     78
    Net realized losses from investments                                                                      (644)
    Change in unrealized appreciation/depreciation from investments                                         (1,888)
                                                                                         -------------------------
   Change in net assets resulting from operations                                                           (2,454)
                                                                                         -------------------------
   Capital Share Transactions:
    Proceeds from shares issued                                                                             39,380
    Cost of shares redeemed                                                                                   (223)
                                                                                         -------------------------
   Change in net assets from capital share transactions                                                     39,157
                                                                                         -------------------------
   Change in net assets                                                                                     36,703

   Net Assets:
    Beginning of period                                                                                          -
    End of period                                                                         $                 36,703
                                                                                          ========================
   Share Transactions:
    Issued                                                                                                   4,186
    Redeemed                                                                                                   (24)
   Change in shares                                                                                          4,162
                                                                                          ========================

FINANCIAL HIGHLIGHTS
For the period ended December 31, 2000*

   Net Asset Value, Beginning of Period                                                   $              10.00
                                                                                          --------------------
   Investment Activities:
     Net investment income                                                                                0.02
     Net realized/unrealized losses from investments                                                     (1.20)
                                                                                          --------------------
     Total from Investment Activities                                                                    (1.18)
                                                                                          --------------------
   Net Asset Value, End of Period                                                         $               8.82
                                                                                          ====================

   Total Return                                                                                         (11.80)% (a)
   Ratios/Supplemental Data:
   Net assets at end of period                                                            $             36,703
   Ratio of expenses to average net assets                                                                0.55%  (b)
   Ratio of net investment income to average net assets                                                   0.69%  (b)
   Ratio of expenses to average net assets**                                                              0.90%  (b)
   Portfolio turnover rate                                                                                  45%  (c)

   * Fund commenced operations on July 11, 2000.
   **During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
   (a) Not annualized
   (b) Annualized
   (c) Represents the portfolio turnover rate of the International Index Master Portfolio

     (iv) Whatifi TOTAL BOND INDEX FUND

        STATEMENT OF ASSETS AND LIABILITIES
        December 31, 2000

          Assets:
          Investment in Master Portfolio at value (Note 2)                             $                33,796
                                                                                 -----------------------------
                    Total Assets                                                                        33,796

     Liabilities:
     Accrued expenses and other liabilities:
                    Investment advisory fees                                 $27
                                                                        --------
                    Total Liabilities                                                                       27
                                                                                 -----------------------------
     Net Assets                                                                        $                33,769
                                                                                 =============================
     Net Assets:
     Capital                                                                           $                32,671
     Undistributed net realized gain from investments                                                       22
     Unrealized appreciation from investments                                                            1,076
                                                                                 -----------------------------
     Net Assets                                                                        $                33,769
                                                                                 =============================

     Net Assets                                                                        $                33,769
     Shares                                                                                              3,247
     Net Asset Value, Offering Price
     and Redemption Price per share/1/                                                 $                 10.40
                                                                                 =============================

/1/ A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made within Whatifi Funds.

STATEMENT OF OPERATIONS
For the period ended December 31, 2000/2/

     Investment Income allocated from Master Portfolio:
     Interest Income                                                                          $             818
     Expenses                                                                                               (10)
                                                                                         -----------------------
       Total Investment Income                                                                              808

     Expenses:
     Investment advisory fees                                              $        86
                                                                          --------------
     Total expenses before contractual fee reductions                                                        86
     Expenses contractually reduced by Investment advisor                                                   (30)
                                                                                         -----------------------
       Net Expenses                                                                                          56
                                                                                         -----------------------
     Net Investment Income                                                                                  752
                                                                                         -----------------------
     Realized/Unrealized Losses from Investments:
     Net realized losses from investments                                                                    22
     Change in unrealized appreciation/depreciation from investments                                      1,076
                                                                                         -----------------------
     Net realized/unrealized losses from investments                                                      1,098
                                                                                         -----------------------
     Change in net assets resulting from Operations                                           $           1,850
                                                                                         =======================

/2/Fund commenced operations on July 11, 2000.

STATEMENT OF CHANGES IN NET ASSETS
For the period ended December 31, 2000*

     Investment Activities:
     Operations:
      Net investment income                                                                $              752
      Net realized gains from investments                                                                  22
      Change in unrealized appreciation/depreciation from investments                                   1,076
                                                                                          --------------------
     Change in net assets resulting from operations                                                     1,850
                                                                                          --------------------
     Distributions to Shareholders:
      From net investment income                                                                         (752)
     Change in net assets from shareholder distributions                                                 (752)

     Capital Share Transactions:
      Proceeds from shares issued                                                                      32,377
      Dividends reinvested                                                                                752
      Cost of shares redeemed                                                                            (458)
                                                                                          --------------------
     Change in net assets from capital share transactions                                              32,671
                                                                                          --------------------
     Change in net assets                                                                              33,769

     Net Assets:
      Beginning of period                                                                                   -
                                                                                          --------------------
      End of period                                                                        $           33,769
                                                                                          --------------------
     Share Transactions:
      Issued                                                                                            3,218
      Reinvested                                                                                           73
      Redeemed                                                                                            (44)
                                                                                          --------------------
     Change in shares                                                                                   3,247
                                                                                          --------------------

FINANCIAL HIGHLIGHTS
For the period ended December 31, 2000*

   Net Asset Value, Beginning of Period                                                $        10.00
                                                                                       --------------
   Investment Activities:
     Net investment income                                                                       0.30
     Net realized/unrealized losses from investments                                             0.40
                                                                                       --------------
     Total from Investment Activities                                                            0.70
                                                                                       --------------
   Shareholder Distributions:
     From net investment income                                                                 (0.30)
                                                                                       --------------
     Total Shareholder Distributions                                                            (0.30)
                                                                                       --------------
   Net Asset Value, End of Period                                                      $        10.40
                                                                                       ==============


   Total Return                                                                                  7.09% (a)
   Ratios/Supplemental Data:
   Net assets at end of period                                                         $        3,769
   Ratio of expenses to average net assets                                                       0.55% (b)
   Ratio of net investment income to average net assets                                          6.22% (b)
   Ratio of expenses to average net assets**                                                     0.80% (b)
   Portfolio turnover rate                                                                         52% (c)

*Fund commenced operations on July 11, 2000.
**During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated. (a) Not annualized (b) Annualized (c) Represents the portfolio turnover rate of the Bond Index Master Portfolio

  (v) Whatifi MONEY MARKET FUND

     STATEMENT OF ASSETS AND LIABILITIES
     December 31, 2000

     Assets:
     Investment in Master Portfolio at value (Note 2)                              $        57,423
                                                                                ------------------
             Total Assets                                                                   57,423

     Liabilities:
     Accrued expenses and other liabilities:
     Investment advisory fees                                               $  39
                                                                           ------
             Total Liabilities                                                                  39
                                                                                ------------------
     Net Assets                                                                    $        57,384
                                                                                ==================

     Net Assets:
     Capital                                                                       $        57,384
                                                                                ------------------
     Net Assets                                                                    $        57,384
                                                                                ==================

     Net Assets                                                                    $        57,384
     Shares                                                                                 57,384
     Net Asset Value, Offering Price
     and Redemption Price per share/1/                                             $          1.00
                                                                                ==================

     /1/A 1.00% redemption charge is assessed on redemptions occurring within 90 days of purchase. The redemption charge does not apply to exchanges made within Whatifi Funds.

STATEMENT OF OPERATIONS
For the period ended December 31, 2000/2/

     Investment Income allocated from Master Portfolio:
     Interest Income                                                                      $        1,594
     Expenses                                                                                        (24)
                                                                                        ----------------
       Total Investment Income                                                                     1,570

     Expenses:
     Investment advisory fees                                                $  164
                                                                           --------
     Total expenses before contractual fee reductions                                                164
     Expenses contractually reduced by Investment advisor                                            (59)
                                                                                        ----------------
       Net Expenses                                                                                  105
                                                                                        ----------------
     Net Investment Income                                                                         1,465
                                                                                        ----------------
                                                                                        ----------------
     Change in net assets resulting from Operations                                       $        1,465
                                                                                        ================

     /2/Fund commenced operations on July 11, 2000.

STATEMENT OF CHANGES IN NET ASSETS
For the period ended December 31, 2000*

   Investment Activities:
   Operations:
     Net investment income                                                           $        1,465
                                                                                     --------------
   Change in net assets resulting from operations                                             1,465
                                                                                     --------------

   Distributions to Shareholders:
     From net investment income                                                              (1,465)
   Change in net assets from shareholder distributions                                       (1,465)

   Capital Share Transactions:
     Proceeds from shares issued                                                            135,137
     Dividends reinvested                                                                     1,465
     Cost of shares redeemed                                                                (79,218)
                                                                                     --------------
   Change in net assets from capital share transactions                                      57,384
                                                                                     --------------
   Change in net assets                                                                      57,384

   Net Assets:
     Beginning of period                                                                          -
                                                                                     --------------
     End of period                                                                   $       57,384
                                                                                     ==============

   Share Transactions:
     Issued                                                                                 135,137
     Reinvested                                                                               1,465
     Redeemed                                                                               (79,218)
                                                                                     --------------
   Change in shares                                                                          57,384
                                                                                     ==============

*Fund commenced operations on July 11, 2000.

FINANCIAL HIGHLIGHTS
For the period ended December 31, 2000*

   Net Asset Value, Beginning of Period                                          $           1.00
                                                                                 ----------------
   Investment Activities:
     Net investment income                                                                  0.029
                                                                                 ----------------
     Total from Investment Activities                                                       0.029
                                                                                 ----------------
   Shareholder Distributions:
     From net investment income                                                            (0.029)
                                                                                 ----------------
     Total Shareholder Distributions                                                       (0.029)
                                                                                 ----------------
   Net Asset Value, End of Period                                                $           1.00
                                                                                 ================

   Total Return                                                                              2.96% (a)
   Ratios/Supplemental Data:
   Net assets at end of period                                                   $         57,384
   Ratio of expenses to average net assets                                                   0.55% (b)
   Ratio of net investment income to average net assets                                      6.16% (b)
   Ratio of expenses to average net assets**                                                 0.80% (b)

*Fund commenced operations on July 11, 2000.
**During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized
(b) Annualized

IV. NOTES TO FINANCIAL STATEMENTS FOR Whatifi FUNDS
    December 31, 2000

  1. Organization:

     Whatifi Funds (the "Trust") was organized as a Delaware business trust on December 15, 1999. The trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of five funds: the S&P 500 Index Fund, Extended Market Index Fund, International Index Fund, Total Bond Index Fund and Money Market Fund (individually a "Fund", collectively, the "Funds"). The Trust is authorized to issue an unlimited number of shares.

     The objective of the S&P 500 Index Fund is to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500 Index.

     The objective of the Extended Market Index Fund is to approximate as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Index.

     The objective of the International Index Fund is to approximate as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") index.

     The objective of the Total Bond Index Fund is to approximate as closely as practicable, before fees and expenses, the investment results that correspond to the total return performance of fixed income securities in the aggregate, as represented by the Lehman Brothers Government/Credit Bond Index (the "LB Bond Index").

     The objective of the Money Market Fund is to provide shareholders with a high level of current income, at the same time preserving capital and liquidity, by investing in high-quality short-term investments.

     The Funds utilize the Master Feeder Fund Structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Master Portfolios ("Master Portfolios"), per the following schedule:

              Fund                            Master Portfolio                       Proportionate
              ----                            ----------------                        interest on
                                                                                     Dec. 31, 2000
                                                                                     -------------
 Whatifi S&P 500 Index Fund                  S&P 500 Index Master                        0.0013%
                                             Portfolio
 Whatifi Extended Market Index Fund          Extended Index Master                       0.0160%
                                             Portfolio
 Whatifi International Index Fund            International Index                         0.0347%
                                             Portfolio
 Whatifi Total Bond Index Fund               Bond Index Master                           0.0075%
                                             Portfolio
 Whatifi Money Market Fund                   Money Market Master                         0.0112%
                                             Portfolio

     Barclays Global Fund Advisors ("BGFA"), an indirect subsidiary of Barclays Bank PLC, serves as the investment adviser to Master Portfolios in which the Funds invest.

     The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report. The financial statements of the Master Portfolios should be read in conjunction with the financial statements of the Funds.

  2. Significant Accounting Principles:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Security Valuation

     Valuation of securities held by the Master Portfolios is discussed in the notes to the Master Portfolios' financial statements included elsewhere in this report.

     Master/Feeder Allocations

     The Funds record daily their pro-rata share of their respective Master Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Funds accrue daily their own expenses as incurred. Realized gains or losses and changes in unrealized appreciation or depreciation represent the Fund's share of such elements allocated from their respective Master Portfolio.

     Expense Allocation

     Expenses attributable to any two or more Funds are allocated in proportion to the net assets of the Funds in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

     Organization Expense

     Costs incurred in connection with organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, were paid by Whatifi Asset Management, Inc.

     Distributions to Shareholders

     S&P 500 Index Fund, Extended Market Index Fund, and International Index Fund, intend to declare distributions from net investment income quarterly and distributable net realized capital gains, if any, at least annually. The Bond Index Fund and the Money Market Fund intend to declare distributions from net investment income daily and distribute them monthly. The Bond Index Fund and the money Market Fund will distribute capital gains, if any, at least annually. The Funds may make additional distributions as necessary.

     Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

     As of December 31, 2000, the following reclassification have been made to increase (decrease) such accounts with offsetting adjustments made to additional paid-in-capital:

                                   Undistributed             Accumulated Net
     Fund Name                     Net investment            Realized Loss on
     ---------                     Income                    ----------------
                                   ------                    Investments
                                                             -----------
     International Index Fund        $10                         $10

     Federal Income Tax

     Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  3. Related Party Transactions:

     Whatifi Asset Management, Inc. (the "Adviser"), a wholly owned subsidiary of Whatifi Financial Inc., serves as the investment adviser to the Trust. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees at the annual rate of 0.80% of average daily net assets of each of the Funds. Included in this fee is an amount payable at the Master Portfolio level of 0.05%, 0.10%. 0.25%, 0.08%, and 0.10% of the average daily net assets of S&P 500 Index Fund, Extended Market Index Fund, International Index Fund, Total Bond Index Fund and Money Market Fund, respectively. The Adviser also provides or arranges for administration, transfer agency, custody and all other services necessary for the Funds to operate.

     Out of the fees received by the Adviser, the Adviser pays all expenses of managing and operating the Funds. A portion of the investment advisory fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Adviser.

     The Adviser has entered into a written expense limitation and reimbursement agreement with the Trust, under which it has agreed to waive a percentage of its investment advisory fee received from the Funds to the extent necessary to maintain total operating expenses at 0.55% of each Fund's average daily net assets.

     BISYS Fund Services Limited Partnership ("BISYS LP") an Ohio limited partnership, serves the Funds as distributor.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), with whom certain officers of the Trust are affiliated, serves the Trust as administrator and transfer agent. Such officers are paid no fees directly by the Fund for serving as officers of the Trust. For its services BISYS Ohio receives a fee paid by the advisor.

     Investors Bank & Trust Company serves the Trust as the Fund Accountant and custodian. Under the terms of the Fund Accounting Agreement, the Company's fees are computed on the basis of the number of shareholders and average net assets, respectively.

  4. Federal Income Tax Information:

     For federal income tax purposes, the following Funds have capital loss carryforwards as of October 31, 2000, which are available to offset future gains, if any:

                                                Amount             Expires
                                                ------             -------
     S&P 500 Index Fund......................     $8                 2008

     Under current tax law, capital losses realized after October 31, within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the next fiscal year:

     S&P 500 Index Fund........................    $    75
     International Index Fund..................    $ 1,936

  5. Change in Accounting Policy:

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the way the Funds account for premiums on fixed income securities and also require changes to the presentation of the financial statements. These changes are not expected to have any material impact on the net assets of the Funds.

V. INDEPENDENT AUDITORS' REPORT FOR Whatifi FUNDS

  To the Shareholders and Board of Trustees of Whatifi Funds:

  We have audited the accompanying statements of assets and liabilities of Whatifi S&P 500 Index Fund, Whatifi Extended Market Index Fund, Whatifi International Index Fund, Whatifi Total Bond Index Fund and Whatifi Money Market Fund, each a series of Whatifi Funds, Inc. (the Funds), as of December 31, 2000, and the related statements of operations, statements of changes in net assets and financial highlights for the period from July 11, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Whatifi Funds as of December 31, 2000, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.


  /s/ KPMG LLP


  San Francisco, California
  February 9, 2001

VI.           FINANCIAL STATEMENTS - MASTER INVESTMENT PORTFOLIO

              S&P 500 Index Master Portfolio
              Statement of Assets and Liabilities
              December 31, 2000
---------------------------------------------------------------------------------------------------------------------------
              ASSETS
              Investments at market value (Cost: $2,770,891,098) (Note 1)                          $           3,228,246,834
              Receivables:
                  Investment securities sold                                                                      45,101,153
                  Dividends and interest                                                                           2,852,727
                                                                                                   -------------------------
              Total Assets                                                                                     3,276,200,714
                                                                                                   -------------------------
              LIABILITIES
              Payables:
                  Investment securities purchased                                                                  5,992,072
                  Due to broker - variation margin                                                                   793,723
                  Collateral for securities loaned (Note 4)                                                       40,886,590
                  Due to BGFA (Note 2)                                                                               438,646
                                                                                                   -------------------------
              Total Liabilities                                                                                   48,111,031
                                                                                                   -------------------------
              NET ASSETS                                                                           $           3,228,089,683
                                                                                                   =========================

--------------------------------------------------------------------------------
              The accompanying notes are an integral part of these financial statement.

              S&P 500 Index Master Portfolio
              Statement of Operations
              For the Year Ended December 31, 2000

---------------------------------------------------------------------------------------------------------------------------
              NET INVESTMENT INCOME
                  Dividends (Net of foreign withholding tax of $40,582)                            $            43,710,718
                  Interest (Includes securities lending income of $112,736)                                      6,026,454
                                                                                                   -----------------------
              Total Investment Income                                                                           49,737,172
                                                                                                   -----------------------
              EXPENSES (Note 2)
                  Advisory fees                                                                                  1,961,851

              Total expenses                                                                                     1,961,851
                                                                                                   -----------------------
              Net investment income                                                                             47,775,321
                                                                                                   -----------------------
              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                  Net realized gain on sale of investments                                                     862,950,326
                  Net realized loss on sale of futures contracts                                                (8,196,362)
                  Net change in unrealized depreciation of investments                                      (1,234,235,819)
                  Net change in unrealized depreciation of futures contracts                                   (10,595,675)
                                                                                                   -----------------------
              Net loss on investments                                                                         (390,077,530)
                                                                                                   -----------------------
              NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $          (342,302,209)
                                                                                                   =======================

--------------------------------------------------------------------------------
              The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                                                                    For the Year           For the Period *           For the Year
                                                                  Ended December           Ended December           Ended February
                                                                        31, 2000                 31, 1999                 28, 1999
                                                                  --------------           --------------            -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income                                 $           47,775,321      $        52,303,458    $          43,674,276
    Net realized gain                                                854,753,964              170,279,517              181,973,840
    Net change in unrealized appreciation                        (1,244,831,494)              562,095,831              250,798,350
    (depreciation)
                                                          ---------------------       -------------------    ---------------------

Net increase (decrease) in net assets resulting from               (342,302,209)              784,678,806              476,446,466
operations
                                                          ---------------------       -------------------    ---------------------
Interestholder transactions:
    Contributions                                                  1,599,306,476            1,849,624,688            2,288,411,987
    Withdrawals                                                  (2,856,439,610)          (1,493,871,246)          (1,431,828,889)
                                                          ---------------------       -------------------    ---------------------
Net increase (decrease) in net assets resulting from             (1,257,133,134)              355,753,442              856,583,098
interestholder transactions
                                                          ---------------------       -------------------    ---------------------
Increase (decrease) in net assets                                (1,599,435,343)            1,140,432,248            1,333,029,564
NET ASSETS:
Beginning of period                                                4,827,525,026            3,687,092,778            2,354,063,214
                                                          ---------------------       -------------------    ---------------------
End of period                                             $        3,228,089,683      $     4,827,525,026    $       3,687,092,778
                                                          ======================      ===================    =====================

--------------------------------------------------------------------------------
 * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
December 31, 2000

     Security                                                                                          Shares               Value
     ----------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS--98.11%

     ADVERTISING--0.23%
     ----------------------------------------------------------------------------------------------------------------------------
     Interpublic Group of Companies Inc.                                                               82,980           3,531,836
     Omnicom Group Inc.                                    *                                           47,726           3,955,292
     ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,487,128
     -----------------------------------------------------------------------------------------------------------------------------

     AEROSPACE / DEFENSE--1.53%
     -----------------------------------------------------------------------------------------------------------------------------
     Boeing Co.                                                                                        239,661          15,817,626
     General Dynamics Corp.                                                                             53,766           4,193,748
     Goodrich (B.F.) Co.                                                                                27,496           1,000,167
     Honeywell International Inc.                                                                      215,192          10,181,272
     Lockheed Martin Corp.                                                                             116,152           3,943,360
     Northrop Grumman Corp.                                                                             19,325           1,603,975
     Raytheon Co. "B"                                                                                   91,716           2,848,928
     United Technologies Corp.                                                                         126,426           9,940,244

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 49,529,320
---------------------------------------------------------------------------------------------------------------------------

AIRLINES--0.26%
---------------------------------------------------------------------------------------------------------------------------
   AMR Corp.                                                     +                               40,730           1,596,107
   Delta Air Lines Inc.                                                                          33,183           1,665,372
   Southwest Airlines Co.                                                                       135,467           4,542,209
   US Airways Group Inc.                                         +                               18,173             737,142
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  8,540,830
---------------------------------------------------------------------------------------------------------------------------

APPAREL--0.19%
---------------------------------------------------------------------------------------------------------------------------
   Liz Claiborne Inc.                                                                            14,054             584,998
   Nike Inc. "B"                                                                                 72,886           4,067,950
   Reebok International Ltd.                                     +                               15,441             422,157
   VF Corp.                                                                                      30,647           1,110,647
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  6,185,752
---------------------------------------------------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.65%
---------------------------------------------------------------------------------------------------------------------------
   Ford Motor Company                                                                           505,692          11,852,156
   General Motors Corp. "A"                                                                     152,432           7,764,505
   Navistar International Corp.                                  +                               16,072             420,886
   PACCAR Inc.                                                                                   20,643           1,016,668
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 21,054,215
---------------------------------------------------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.16%
---------------------------------------------------------------------------------------------------------------------------
   Cooper Tire & Rubber Co.                                                                      19,587             208,112
   Dana Corp.                                                                                    39,873             610,555
   Delphi Automotive Systems Corp.                                                              151,018           1,698,953
   Goodyear Tire & Rubber Co.                                                                    42,493             976,914
   TRW Inc.                                                                                      33,540           1,299,675
   Visteon Corp.                                                                                 35,355             406,583
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  5,200,792
---------------------------------------------------------------------------------------------------------------------------

BANKS--5.90%
---------------------------------------------------------------------------------------------------------------------------
   AmSouth Bancorp                                                                              101,274           1,544,429
   Bank of America Corp.                                                                        439,187          20,147,704
   Bank of New York Co. Inc.                                                                    199,882          11,030,988
   Bank One Corp.                                                                               312,146          11,432,347
   BB&T Corp.                                                                                   107,040           3,993,930
   Charter One Financial Inc.                                                                    56,106           1,620,061
   Chase Manhattan Corp.                                                                        353,607          16,067,018
   Comerica Inc.                                                                                 42,305           2,511,859
   Fifth Third Bancorp                                                                          124,672           7,449,152
   First Union Corp.                                                                            264,408           7,353,848
   Firstar Corp.                                                                                256,386           5,960,975
   FleetBoston Financial Corp.                                                                  244,164           9,171,410
   Golden West Financial Corp.                                                                   42,705           2,882,587
   Huntington Bancshares Inc.                                                                    67,709           1,096,039
   KeyCorp                                                                                      114,832           3,215,296
   Mellon Financial Corp.                                                                       131,742           6,480,060
   National City Corp.                                                                          164,158           4,719,542
   Northern Trust Corp.                                                                          59,804           4,877,764

Old Kent Financial Corp.                                                                         37,400           1,636,250
PNC Financial Services Group                                                                     77,995           5,698,510
Regions Financial Corp.                                                                          59,797           1,633,206
SouthTrust Corp.                                                                                 45,482           1,850,549
State Street Corp.                                                                               43,573           5,412,202
Summit Bancorp                                                                                   47,130           1,799,777
SunTrust Banks Inc.                                                                              79,856           5,030,928
Synovus Financial Corp.                                                                          76,781           2,068,288
Union Planters Corp.                                                                             36,412           1,301,729
US Bancorp Inc.                                                                                 203,241           5,932,097
Wachovia Corp.                                                                                   54,873           3,189,493
Washington Mutual Inc.                                                                          145,477           7,719,373
Wells Fargo & Company                                                                           461,170          25,681,404
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                190,508,815
---------------------------------------------------------------------------------------------------------------------------

BEVERAGES--2.33%
---------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                                                                   243,386          11,074,063
Brown-Forman Corp. "B"                                                                           18,470           1,228,255
Coca-Cola Co.                                                                                   669,145          40,776,023
Coca-Cola Enterprises Inc.                                        *                             112,735           2,141,965
Coors (Adolf) Company "B"                                                                        10,003             803,366
PepsiCo Inc.                                                                                    389,605          19,309,798
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 75,333,470
---------------------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY--0.86%
---------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                                                        +                             278,742          17,822,067
Applera Corp. - Applied Biosystems Group                                                         56,733           5,336,448
Biogen Inc.                                                       +                              39,988           2,401,779
Chiron Corp.                                                      +                              51,620           2,297,090
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 27,857,384
---------------------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS--0.14%
---------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                     120,443           3,093,880
Vulcan Materials Co.                                                                             27,248           1,304,498
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,398,378
---------------------------------------------------------------------------------------------------------------------------

CHEMICALS--1.13%
---------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                                                    61,830           2,535,030
Ashland Inc.                                                                                     18,960             680,474
Dow Chemical Co.                                                                                183,033           6,703,584
Du Pont (E.I.) de Nemours                                                                       281,420          13,596,104
Eastman Chemical Co.                                                                             20,711           1,009,661
Engelhard Corp.                                                                                  34,520             703,345
Great Lakes Chemical Corp.                                                                       13,575             504,820
Hercules Inc.                                                                                    28,930             551,478
PPG Industries Inc.                                                                              45,624           2,112,962
Praxair Inc.                                                                                     42,824           1,900,315
Rohm & Haas Co. "A"                                                                              59,282           2,152,678
Sherwin-Williams Co.                                                                             43,387           1,141,620
Sigma-Aldrich Corp.                                                                              20,748             815,656
Union Carbide Corp.                                                                              36,557           1,967,224

------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,374,951
------------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES--0.60%
------------------------------------------------------------------------------------------------------------------------
Block (H & R) Inc.                                                                            24,704           1,022,128
Cendant Corp.                                                 +                              196,668           1,892,934
Convergys Corp.                                               +                               41,599           1,884,955
Deluxe Corp.                                                  *                               19,610             495,545
Donnelley (R.R.) & Sons Co.                                   *                               32,943             889,461
Ecolab Inc.                                                                                   34,299           1,481,288
Equifax Inc.                                                                                  38,271           1,097,899
McKesson HBOC Inc.                                                                            76,669           2,751,650
Moody's Corp.                                                                                 43,833           1,125,960
Paychex Inc.                                                                                 100,434           4,883,603
Quintiles Transnational Corp.                                 +                               31,124             651,659
Robert Half International Inc.                                +                               47,930           1,270,145
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,447,227
------------------------------------------------------------------------------------------------------------------------

COMPUTERS--7.64%
------------------------------------------------------------------------------------------------------------------------
Apple Computer Inc.                                           +                               87,659           1,303,928
Ceridian Corp.                                                +                               39,354             784,620
Cisco Systems Inc.                                            +                            1,942,161          74,287,658
Compaq Computer Corp.                                                                        458,720           6,903,736
Computer Sciences Corp.                                       +                               45,447           2,732,501
Dell Computer Corp.                                           +                              698,011          12,171,567
Electronic Data Systems Corp.                                                                126,163           7,285,913
EMC Corp.                                                     +                              590,418          39,262,797
Gateway Inc.                                                  +                               87,219           1,569,070
Hewlett-Packard Co.                                                                          533,570          16,840,803
International Business Machines Corp.                                                        473,443          40,242,655
Lexmark International Group Inc. "A"                          +                               34,335           1,521,470
NCR Corp.                                                     +                               26,030           1,278,724
Network Appliance Inc.                                        +                               85,236           5,475,081
Sapient Corp.                                                 +                               32,694             390,285
Sun Microsystems Inc.                                         +                              868,862          24,219,528
Unisys Corp.                                                  +                               84,424           1,234,701
Veritas Software Corp.                                        +                              105,298           9,213,575
------------------------------------------------------------------------------------------------------------------------
                                                                                                             246,718,612
------------------------------------------------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--1.93%
------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co. "B"                                                                        15,156             648,866
Avon Products Inc.                                                                            64,224           3,074,724
Colgate-Palmolive Co.                                                                        154,390           9,965,874
Gillette Co.                                                                                 284,199          10,266,689
International Flavors & Fragrances Inc.                                                       26,389             536,027
Kimberly-Clark Corp.                                                                         143,986          10,178,370
Procter & Gamble Co.                                                                         351,786          27,593,214
------------------------------------------------------------------------------------------------------------------------
                                                                                                              62,263,764
------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.22%
------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                        +                              120,694           4,820,217
Genuine Parts Co.                                                                             46,718           1,223,428

Grainger (W.W.) Inc.                                                                             25,347             925,165
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  6,968,810
---------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--6.93%
---------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            358,880          19,715,970
Bear Stearns Companies Inc.                                                                      28,760           1,457,773
Capital One Financial Corp.                                                                      53,158           3,498,461
CIT Group Inc. (The)                                                                             70,714           1,423,119
Citigroup Inc.                                                                                1,356,413          69,261,825
Countrywide Credit Industries Inc.                                                               30,845           1,549,961
Fannie Mae                                                                                      271,787          23,577,522
Franklin Resources Inc.                                                                          65,788           2,506,523
Freddie Mac                                                                                     187,588          12,920,124
Household International Inc.                                                                    127,064           6,988,520
Lehman Brothers Holdings Inc.                                                                    64,374           4,353,292
MBNA Corp.                                                                                      229,838           8,489,641
Merrill Lynch & Co. Inc.                                                                        218,606          14,906,197
Morgan (J.P.) & Co. Inc.                                                                         43,284           7,163,502
Morgan Stanley Dean Witter & Co.                                                                302,376          23,963,298
Price (T. Rowe) Group Inc.                                                                       32,773           1,385,171
Providian Financial Corp.                                                                        77,208           4,439,460
Schwab (Charles) Corp.                                                                          373,299          10,592,359
Stilwell Financial Inc.                                                                          60,038           2,367,749
USA Education Inc.                                                *                              44,351           3,015,868
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                223,576,335
---------------------------------------------------------------------------------------------------------------------------

ELECTRIC--2.57%
---------------------------------------------------------------------------------------------------------------------------
AES Corp.                                                         *+                            123,745           6,852,379
Allegheny Energy Inc.                                                                            29,790           1,435,506
Ameren Corp.                                                                                     37,076           1,717,082
American Electric Power Inc.                                                                     86,829           4,037,548
Calpine Corp.                                                     *+                             76,020           3,425,651
Cinergy Corp.                                                                                    42,969           1,509,286
CMS Energy Corp.                                                                                 32,597           1,032,917
Consolidated Edison Inc.                                                                         57,137           2,199,774
Constellation Energy Group Inc.                                                                  40,673           1,832,827
Dominion Resources Inc.                                                                          64,546           4,324,582
DTE Energy Co.                                                                                   38,560           1,501,430
Duke Energy Corp.                                                                                99,504           8,482,716
Edison International                                                                             87,885           1,373,203
Entergy Corp.                                                                                    60,091           2,542,600
Exelon Corp.                                                                                     85,944           6,034,128
FirstEnergy Corp.                                                                                60,846           1,920,452
FPL Group Inc.                                                                                   47,661           3,419,677
GPU Inc.                                                                                         32,767           1,206,235
Niagara Mohawk Holdings Inc.                                      +                              43,287             722,352
NiSource Inc.                                                                                    54,936           1,689,282
PG&E Corp.                                                                                      104,512           2,090,240
Pinnacle West Capital Corp.                                                                      22,869           1,089,136
PP&L Resources Inc.                                                                              39,091           1,766,425
Progress Energy Inc.                                                                             55,441           2,727,004

Public Service Enterprise Group Inc.                                                             57,793           2,810,185
Reliant Energy Inc.                                                                              79,444           3,440,918
Southern Co.                                                                                    182,313           6,061,907
TXU Corporation                                                                                  69,642           3,086,011
Xcel Energy Inc.                                                                                 91,915           2,671,280
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 83,002,733
---------------------------------------------------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.39%
---------------------------------------------------------------------------------------------------------------------------
American Power Conversion Corp.                                      +                           52,536             650,133
Emerson Electric Co.                                                                            115,216           9,080,461
Molex Inc.                                                           *                           52,747           1,872,518
Power-One Inc.                                                       +                           21,140             831,066
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 12,434,178
---------------------------------------------------------------------------------------------------------------------------

ELECTRONICS--0.76%
---------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc.                                            +                          122,221           6,691,600
Johnson Controls Inc.                                                                            23,173           1,204,996
Millipore Corp.                                                                                  12,550             790,650
Parker Hannifin Corp.                                                                            31,437           1,387,158
PerkinElmer Inc.                                                                                 13,472           1,414,560
Sanmina Corp.                                                        +                           40,918           3,135,342
Solectron Corp.                                                      +                          171,835           5,825,206
Symbol Technologies Inc.                                             *                           39,560           1,424,160
Tektronix Inc.                                                                                   25,464             857,819
Thermo Electron Corp.                                                +                           48,488           1,442,518
Thomas & Betts Corp.                                                                             15,653             253,383
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 24,427,392
---------------------------------------------------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.02%
---------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                                                          +                           20,409             674,784
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    674,784
---------------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.17%
---------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries Inc.                                         +                           53,109             773,400
Waste Management Inc.                                                                           167,795           4,656,311
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  5,429,711
---------------------------------------------------------------------------------------------------------------------------

FOOD--2.21%
---------------------------------------------------------------------------------------------------------------------------
Albertson's Inc.                                                                                113,551           3,009,102
Archer-Daniels-Midland Co.                                                                      170,909           2,563,635
Campbell Soup Co.                                                                               113,591           3,933,088
ConAgra Foods Inc.                                                                              143,913           3,741,738
General Mills Inc.                                                                               76,322           3,401,099
Heinz (H.J.) Co.                                                                                 93,628           4,441,478
Hershey Foods Corp.                                                                              36,745           2,365,459
Kellogg Co.                                                                                     109,503           2,874,454
Kroger Co.                                                           +                          222,137           6,011,583
Quaker Oats Co.                                                                                  35,422           3,449,217
Ralston Purina Group                                                                             82,774           2,162,471
Safeway Inc.                                                         +                          135,259           8,453,687

Sara Lee Corp.                                                                                  224,963           5,525,654
SUPERVALU Inc.                                                                                   35,681             495,074
Sysco Corp.                                                                                     180,340           5,410,200
Unilever NV - NY Shares                                                                         154,234           9,707,102
Winn-Dixie Stores Inc.                                                                           37,681             730,069
Wrigley (William Jr.) Co.                                                                        30,495           2,921,802
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 71,196,912
---------------------------------------------------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.46%
---------------------------------------------------------------------------------------------------------------------------
Boise Cascade Corp.                                                                              15,546             522,734
Georgia-Pacific Corp.                                                                            60,580           1,885,553
International Paper Co.                                                                         129,866           5,300,156
Louisiana-Pacific Corp.                                                                          28,087             284,381
Mead Corp.                                                                                       27,097             850,168
Potlatch Corp.                                                                                    7,722             259,170
Temple-Inland Inc.                                                                               13,318             714,178
Westvaco Corp.                                                                                   27,182             793,375
Weyerhaeuser Co.                                                                                 59,063           2,997,447
Willamette Industries Inc.                                                                       29,592           1,388,975
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 14,996,137
---------------------------------------------------------------------------------------------------------------------------

GAS--0.13%
---------------------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                                    36,383           1,541,730
NICOR Inc.                                                                                       12,349             533,322
ONEOK Inc.                                                                                        7,933             382,271
Peoples Energy Corp.                                                                              9,565             428,034
Sempra Energy                                                                                    55,125           1,281,656
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,167,013
---------------------------------------------------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.06%
---------------------------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                                             21,874             858,554
Snap-On Inc.                                                                                     15,751             439,059
Stanley Works (The)                                                                              23,180             722,926
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,020,539
---------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--3.16%
---------------------------------------------------------------------------------------------------------------------------
Bard (C.R.) Inc.                                                                                 13,767             641,026
Bausch & Lomb Inc.                                                                               14,470             585,131
Baxter International Inc.                                                                        79,351           7,007,685
Becton Dickinson & Co.                                                                           68,305           2,365,061
Biomet Inc.                                                                                      48,040           1,906,588
Boston Scientific Corp.                                          +                              109,427           1,497,782
Guidant Corp.                                                    +                               83,030           4,478,431
HCA - The Healthcare Company                                                                    149,084           6,561,187

Healthsouth Corp.                                                +                              104,309           1,701,541
Humana Inc.                                                      +                               45,699             696,910
Johnson & Johnson                                                                               375,118          39,410,835
Manor Care Inc.                                                  +                               27,629             569,848
Medtronic Inc.                                                                                  324,222          19,574,903
St. Jude Medical Inc.                                            +                               22,905           1,407,226
Stryker Corp.                                                                                    52,720           2,667,105

Tenet Healthcare Corp.                                                                           85,498           3,799,317
UnitedHealth Group Inc.                                                                          86,056           5,281,687
Wellpoint Health Networks Inc.                                    +                              16,800           1,936,200
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                102,088,463
---------------------------------------------------------------------------------------------------------------------------

HOME BUILDERS--0.05%
---------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                     15,950             599,122
Kaufman & Broad Home Corp.                                        *                              11,567             389,663
Pulte Corp.                                                                                      11,041             465,792
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,454,577
---------------------------------------------------------------------------------------------------------------------------

HOME FURNISHINGS--0.08%
---------------------------------------------------------------------------------------------------------------------------
Leggett & Platt Inc.                                                                             52,886           1,001,529
Maytag Corp.                                                                                     20,724             669,644
Whirlpool Corp.                                                                                  18,034             859,996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,531,169
---------------------------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--0.22%
---------------------------------------------------------------------------------------------------------------------------
American Greetings Corp. "A"                                                                     17,176             162,099
Avery Dennison Corp.                                                                             29,728           1,631,324
Clorox Co.                                                                                       63,593           2,257,551
Fortune Brands Inc.                                                                              41,718           1,251,540
Newell Rubbermaid Inc.                                            *                              71,940           1,636,635
Tupperware Corp.                                                                                 15,572             318,253
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  7,257,402
---------------------------------------------------------------------------------------------------------------------------

INSURANCE--4.34%
---------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                                                        +                              38,135           1,565,918
AFLAC Inc.                                                                                       71,636           5,171,224
Allstate Corp.                                                                                  197,398           8,599,150
Ambac Financial Group Inc.                                                                       28,395           1,655,783
American General Corp.                                                                           67,912           5,534,828
American International Group Inc.                                                               628,067          61,903,854
AON Corp.                                                                                        69,093           2,366,418
Chubb Corp.                                                                                      47,246           4,086,779
CIGNA Corp.                                                                                      41,490           5,489,127
Cincinnati Financial Corp.                                                                       43,415           1,717,606
Conseco Inc.                                                      *                              87,774           1,157,520
Hartford Financial Services Group Inc.                                                           60,868           4,298,803
Jefferson-Pilot Corp.                                                                            27,823           2,079,769
Lincoln National Corp.                                                                           51,681           2,445,157
Loews Corp.                                                                                      26,619           2,756,730
Marsh & McLennan Companies Inc.                                                                  74,304           8,693,568
MBIA Inc.                                                                                        26,516           1,965,499
MetLife Inc.                                                                                    206,229           7,218,015
MGIC Investment Corp.                                                                            28,810           1,942,874
Progressive Corporation                                                                          19,758           2,047,423
SAFECO Corp.                                                                                     34,489           1,133,826
St. Paul Companies Inc.                                                                          58,710           3,188,687
Torchmark Corp.                                                                                  34,061           1,309,220
UNUMProvident Corp.                                                                              65,009           1,747,117

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                140,074,895
---------------------------------------------------------------------------------------------------------------------------

IRON / STEEL--0.05%
---------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies Inc.                                                                      21,745             345,202
Nucor Corp.                                                                                      20,992             833,120
USX-U.S. Steel Group Inc.                                                                        23,878             429,804
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,608,126
---------------------------------------------------------------------------------------------------------------------------

LEISURE TIME--0.31%
---------------------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                                                  23,519             386,594
Carnival Corp. "A"                                                                              157,679           4,858,484
Harley-Davidson Inc.                                                                             81,770           3,250,357
Sabre Holdings Corp.                                                                             34,886           1,504,459
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  9,999,894
---------------------------------------------------------------------------------------------------------------------------

LODGING--0.20%
---------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment Inc.                                       +                              31,522             831,393
Hilton Hotels Corp.                                                                              99,377           1,043,458
Marriott International Inc. "A"                                   *                              64,745           2,735,476
Starwood Hotels & Resorts Worldwide Inc.                                                         52,090           1,836,172
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  6,446,499
---------------------------------------------------------------------------------------------------------------------------

MACHINERY--0.45%
---------------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                           5,828             258,618
Caterpillar Inc.                                                                                 92,757           4,388,566
Cummins Engine Company Inc.                                                                      11,253             426,911
Deere & Co.                                                                                      63,260           2,898,099
Dover Corp.                                                                                      54,724           2,219,742
Ingersoll-Rand Co.                                                                               43,353           1,815,407
McDermott International Inc.                                                                     16,299             175,214
Rockwell International Corp.                                                                     49,453           2,355,199
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 14,537,756
---------------------------------------------------------------------------------------------------------------------------

MANUFACTURERS--5.74%
---------------------------------------------------------------------------------------------------------------------------
Cooper Industries Inc.                                                                           25,167           1,156,109
Crane Co.                                                                                        16,374             465,636
Danaher Corp.                                                                                    38,309           2,619,378
Eastman Kodak Co.                                                                                80,917           3,186,107
Eaton Corp.                                                                                      18,851           1,417,360
FMC Corp.                                                         +                               8,237             590,490
General Electric Co.                                                                          2,673,790         128,174,808
Illinois Tool Works Inc.                                                                         81,474           4,852,795
ITT Industries Inc.                                                                              23,730             919,537
Minnesota Mining & Manufacturing Co.                                                            106,482          12,831,081
National Service Industries Inc.                                                                 10,994             282,408
Pall Corp.                                                                                       33,251             708,662
Textron Inc.                                                                                     38,358           1,783,647
Tyco International Ltd.                                                                         471,925          26,191,837
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                185,179,855
---------------------------------------------------------------------------------------------------------------------------

MEDIA--3.43%
---------------------------------------------------------------------------------------------------------------------------

America Online Inc.                                               +                             630,339          21,935,797
Clear Channel Communications Inc.                                 +                             157,745           7,640,773
Comcast Corp. "A"                                                 +                             243,587          10,169,757
Dow Jones & Co. Inc.                                                                             23,580           1,335,218
Gannett Co. Inc.                                                                                 71,220           4,491,311
Harcourt General Inc.                                                                            19,719           1,127,927
Knight Ridder Inc.                                                *                              19,794           1,125,784
McGraw-Hill Companies Inc.                                                                       52,648           3,086,489
Meredith Corp.                                                                                   13,565             436,623
New York Times Co. "A"                                                                           43,940           1,760,346
Time Warner Inc.                                                                                359,396          18,774,847
Tribune Co.                                                                                      81,494           3,443,121
Viacom Inc. "B"                                                   +                             408,226          19,084,566
Walt Disney Co. (The)                                                                           562,493          16,277,141
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                110,689,700
---------------------------------------------------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.01%
---------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                       16,230             245,479
Worthington Industries Inc.                                                                      23,154             186,679
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    432,158
---------------------------------------------------------------------------------------------------------------------------

MINING--0.52%
---------------------------------------------------------------------------------------------------------------------------
Alcan Aluminium Ltd.                                              *                              87,206           2,981,355
Alcoa Inc.                                                                                      233,401           7,818,933
Barrick Gold Corp.                                                                              106,829           1,749,859
Freeport-McMoRan Copper & Gold Inc.                               +                              40,178             344,024
Homestake Mining Company                                                                         71,219             298,230
Inco Ltd.                                                         +                              48,949             820,385
Newmont Mining Corp.                                                                             45,459             775,644
Phelps Dodge Corp.                                                                               21,233           1,185,067
Placer Dome Inc.                                                                                 88,365             850,513
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 16,824,010
---------------------------------------------------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.10%
---------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                                                                                68,067           2,254,719
Xerox Corp.                                                                                     180,122             833,064
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,087,783
---------------------------------------------------------------------------------------------------------------------------

OIL & GAS PRODUCERS--5.83%
---------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                *                              23,908           1,746,778
Anadarko Petroleum Corp.                                                                         67,153           4,773,235
Apache Corp.                                                                                     33,296           2,332,801
Burlington Resources Inc.                                                                        58,092           2,933,646
Chevron Corp.                                                                                   173,201          14,624,659
Coastal Corp.                                                                                    58,300           5,148,619
Conoco Inc.                                                                                     168,220           4,867,866
Devon Energy Corp.                                                                               34,670           2,113,830
EOG Resources Inc.                                                                               31,490           1,722,109
Exxon Mobil Corp.                                                                               937,998          81,547,201
Kerr-McGee Corp.                                                                                 25,437           1,702,689
Kinder Morgan Inc.                                                                               30,850           1,609,984

Nabors Industries Inc.                                          +                               39,700           2,348,255
Occidental Petroleum Corp.                                                                      99,648           2,416,464
Phillips Petroleum Co.                                                                          68,915           3,919,541
Rowan Companies Inc.                                            +                               25,469             687,663
Royal Dutch Petroleum Co. - NY Shares                                                          578,651          35,044,551
Sunoco Inc.                                                                                     22,912             771,848
Texaco Inc.                                                                                    148,429           9,221,152
Tosco Corp.                                                                                     39,073           1,326,040
Transocean Sedco Forex Inc.                                     *                               56,861           2,615,606
Unocal Corp.                                                                                    65,603           2,538,016
USX-Marathon Group Inc.                                                                         83,756           2,324,229
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               188,336,782
---------------------------------------------------------------------------------------------------------------------------

OIL & GAS SERVICES--0.63%
---------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc.                                                                               89,597           3,723,875
Halliburton Co.                                                                                119,396           4,328,105
Schlumberger Ltd.                                                                              154,516          12,351,623
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                20,403,603
---------------------------------------------------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.06%
---------------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                                       7,697             354,543
Bemis Co.                                                                                       14,417             483,871
Pactiv Corp.                                                    +                               42,685             528,227
Sealed Air Corp.                                               *+                               22,510             686,555
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,053,196
---------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--9.71%
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            417,450          20,220,234
Allergan Inc.                                                                                   35,489           3,435,779
ALZA Corp.                                                      +                               63,902           2,715,835
American Home Products Corp.                                                                   353,642          22,473,949
Bristol-Myers Squibb Co.                                                                       527,565          39,006,837
Cardinal Health Inc.                                                                            75,379           7,509,633
Forest Laboratories Inc. "A"                                    +                               23,640           3,141,165
King Pharmaceuticals Inc.                                       +                               45,550           2,354,366
Lilly (Eli) and Company                                                                        304,156          28,305,518
MedImmune Inc.                                                  +                               56,850           2,711,034
Merck & Co. Inc.                                                                               622,267          58,259,748
Pfizer Inc.                                                                                  1,702,455          78,312,930
Pharmacia Corporation                                                                          348,037          21,230,257
Schering-Plough Corp.                                                                          394,528          22,389,464
Watson Pharmaceuticals Inc.                                    *+                               27,705           1,418,150
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               313,484,899
---------------------------------------------------------------------------------------------------------------------------

PIPELINES--0.96%
---------------------------------------------------------------------------------------------------------------------------
Dynegy Inc. "A"                                                                                 87,180           4,887,529
El Paso Energy Corp.                                            *                               62,621           4,485,229
Enron Corp.                                                                                    201,467          16,746,944
Williams Companies Inc.                                                                        118,756           4,742,818
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                30,862,520
---------------------------------------------------------------------------------------------------------------------------

RETAIL--5.54%
--------------------------------------------------------------------------------------------------------------------------
AutoZone Inc.                                                 +                                 34,349             978,935
Bed Bath & Beyond Inc.                                        +                                 76,397           1,709,383
Best Buy Co. Inc.                                             +                                 56,024           1,656,210
Circuit City Stores Inc.                                                                        55,363             636,674
Consolidated Stores Corp.                                     +                                 30,012             318,878
CVS Corp.                                                                                      105,736           6,337,552
Darden Restaurants Inc.                                                                         32,221             737,055
Dillards Inc. "A"                                                                               24,928             294,462
Dollar General Corp.                                          *                                 88,843           1,676,912
Federated Department Stores Inc.                              +                                 54,436           1,905,260
Gap Inc.                                                                                       229,285           5,846,767
Home Depot Inc.                                                                                624,937          28,551,809
Kmart Corp.                                                   +                                130,437             692,947
Kohls Corp.                                                   +                                 89,512           5,460,232
Limited Inc.                                                                                   114,839           1,959,440
Longs Drug Stores Corp.                                                                         10,155             244,989
Lowe's Companies Inc.                                         *                                103,372           4,600,054
May Department Stores Co.                                                                       80,303           2,629,923
McDonald's Corp.                                                                               353,866          12,031,444
Nordstrom Inc.                                                                                  34,805             633,016
Office Depot Inc.                                             +                                 80,282             572,009
Penney (J.C.) Company Inc.                                                                      70,710             768,971
RadioShack Corp.                                                                                50,118           2,145,677
Sears, Roebuck and Co.                                                                          90,188           3,134,033
Staples Inc.                                                  *+                               122,544           1,447,551
Starbucks Corp.                                               +                                 50,485           2,233,961
Target Corp.                                                                                   241,613           7,792,019
Tiffany & Co.                                                                                   39,351           1,244,475
TJX Companies Inc.                                                                              75,947           2,107,529
Toys R Us Inc.                                                *+                                54,996             917,746
Tricon Global Restaurants Inc.                                +                                 39,523           1,304,259
Walgreen Co.                                                                                   273,290          11,426,938
Wal-Mart Stores Inc.                                                                         1,205,336          64,033,475
Wendy's International Inc.                                                                      30,662             804,878
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               178,835,463
--------------------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS--4.19%
--------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices Inc.                                   +                                 84,513           1,167,336
Altera Corp.                                                  +                                106,992           2,815,227
Analog Devices Inc.                                           +                                 96,540           4,941,641
Applied Materials Inc.                                        +                                218,827           8,356,456
Applied Micro Circuits Corp.                                  +                                 80,000           6,003,750
Broadcom Corp. "A"                                            *+                                63,445           5,361,103
Conexant Systems Inc.                                         +                                 61,437             944,594
Intel Corp.                                                                                  1,816,077          54,595,815
KLA-Tencor Corp.                                              +                                 50,191           1,690,809
Linear Technology Corp.                                                                         85,382           3,948,918
LSI Logic Corp.                                               *+                                86,155           1,472,389
Maxim Integrated Products Inc.                                +                                 76,769           3,670,518
Micron Technology Inc.                                        +                                153,078           5,434,269

National Semiconductor Corp.                                     +                              48,132             968,657
Novellus Systems Inc.                                            *+                             35,515           1,276,320
QLogic Corp.                                                     +                              24,710           1,902,670
Teradyne Inc.                                                    +                              47,094           1,754,252
Texas Instruments Inc.                                                                         466,814          22,115,313
Vitesse Semiconductor Corp.                                      +                              48,450           2,679,891
Xilinx Inc.                                                      +                              88,923           4,101,573
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               135,201,501
--------------------------------------------------------------------------------------------------------------------------

SOFTWARE--4.85%
--------------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc.                                                                              64,874           3,774,856
Autodesk Inc.                                                                                   15,621             420,791
Automatic Data Processing Inc.                                                                 170,301          10,782,182
BMC Software Inc.                                                +                              66,289             928,046
BroadVision Inc.                                                 +                              72,690             858,651
Citrix Systems Inc.                                              *+                             49,929           1,123,403
Computer Associates International Inc.                                                         156,697           3,055,592
Compuware Corp.                                                  +                              98,510             615,688
First Data Corp.                                                                               106,631           5,618,121
IMS Health Inc.                                                                                 79,227           2,139,129
Intuit Inc.                                                      +                              55,620           2,193,514
Mercury Interactive Corp.                                        +                              21,839           1,970,970
Microsoft Corp.                                                  +                           1,438,869          62,410,943
Novell Inc.                                                      +                              88,506             461,891
Oracle Corp.                                                     +                           1,510,410          43,896,291
Parametric Technology Corp.                                      +                              73,497             987,616
PeopleSoft Inc.                                                  +                              77,065           2,865,855
Siebel Systems Inc.                                              +                             115,858           7,849,380
Yahoo! Inc.                                                      *+                            150,622           4,544,548
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               156,497,467
--------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--3.10%
--------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc.                                      +                             208,227           3,774,108
Andrew Corp.                                                     +                              21,902             476,369
Avaya Inc.                                                       +                              75,123             774,706
Comverse Technology Inc.                                         +                              44,462           4,829,685
JDS Uniphase Corp.                                               +                             259,531          10,819,199
Lucent Technologies Inc.                                                                       901,127          12,165,215
Motorola Inc.                                                                                  589,407          11,935,492
Nortel Networks Corp.                                                                          835,842          26,799,184
Palm Inc.                                                        +                             152,649           4,321,875
QUALCOMM Inc.                                                    +                             201,829          16,587,821
Scientific-Atlanta Inc.                                                                         43,553           1,418,195
Tellabs Inc.                                                     +                             110,702           6,254,663
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               100,156,512
--------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS--2.56%
--------------------------------------------------------------------------------------------------------------------------
Adaptec Inc.                                                     +                              26,616             272,814
Cabletron Systems Inc.                                           +                              49,627             747,507
Corning Inc.                                                                                   248,114          13,103,521
Global Crossing Ltd.                                             +                             238,948           3,419,943

     Nextel CommunicationsInc. "A"                                      +                          205,551            5,087,387
     Qwest Communications International Inc.                            +                          446,893           18,322,613
     Sprint Corp. (PCS Group)                                           *+                         251,556            5,141,176
     Verizon Communications Inc.                                                                   728,348           36,508,444
     --------------------------------------------------------------------------------------------------------------------------
                                                                                                                     82,603,405
     --------------------------------------------------------------------------------------------------------------------------

     TELEPHONE--3.23%
     --------------------------------------------------------------------------------------------------------------------------
     Alltel Corp.                                                                                   84,380            5,268,476
     AT&T Corp.                                                                                  1,012,862           17,535,174
     BellSouth Corp.                                                                               504,061           20,634,997
     CenturyTel Inc.                                                                                37,988            1,358,071
     SBC Communications Inc.                                                                       913,362           43,613,036
     Sprint Corp.(FON Group)                                                                       238,559            4,845,730
     WorldCom Inc.                                                      +                          776,832           10,924,200
     --------------------------------------------------------------------------------------------------------------------------
                                                                                                                    104,179,684
     --------------------------------------------------------------------------------------------------------------------------

     TOBACCO--0.86%
     --------------------------------------------------------------------------------------------------------------------------
     Philip Morris Companies Inc.                                                                  600,048           26,402,112
     UST Inc.                                                                                       44,002            1,234,806
     --------------------------------------------------------------------------------------------------------------------------
                                                                                                                     27,636,918
     --------------------------------------------------------------------------------------------------------------------------

     TOYS / GAMES / HOBBIES--0.07%
     --------------------------------------------------------------------------------------------------------------------------
     Hasbro Inc.                                                                                    46,530              494,381
     Mattel Inc.                                                                                   115,130            1,662,477
     --------------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,156,858
     --------------------------------------------------------------------------------------------------------------------------

     TRANSPORTATION--0.38%
     --------------------------------------------------------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.                                                            106,522            3,015,904
     CSX Corp.                                                                                      58,579            1,519,393
     FedEx Corp.                                                        +                           76,979            3,076,081
     Norfolk Southern Corp.                                                                        103,489            1,377,697
     Union Pacific Corp.                                                                            66,851            3,392,688
     --------------------------------------------------------------------------------------------------------------------------
                                                                                                                     12,381,763
     --------------------------------------------------------------------------------------------------------------------------

     TRUCKING & LEASING--0.01%
     --------------------------------------------------------------------------------------------------------------------------
     Ryder System Inc.                                                                              16,205              269,408
     --------------------------------------------------------------------------------------------------------------------------
                                                                                                                        269,408
     --------------------------------------------------------------------------------------------------------------------------

     TOTAL COMMON STOCKS
     (Cost: $ 2,709,715,389)                                                                                      3,167,067,448
     --------------------------------------------------------------------------------------------------------------------------

     Security                                                                                Face Amount             Value
     --------------------------------------------------------------------------------------------------------------------------

     SHORT TERM INSTRUMENTS--1.54%
     --------------------------------------------------------------------------------------------------------------------------

     Federal Home Loan Mortgage Corporation Discount Note               +++                   2,797,620            2,797,620
      6.51%, 01/16/01

     Goldman Sachs Financial Square Prime Obligation Fund               +++                   8,755,795            8,755,795


     Providian Temp Cash Money Market Fund                              +++                  10,101,664           10,101,664

     Short Term Investment Company Liquid Assets Portfolio              +++                      19,231,511          19,231,511

     U.S. Treasury Bill                                                 ++                        9,050,000           8,937,002
      5.57% **, 03/22/01
     --------------------------------------------------------------------------------------------------------------------------
     TOTAL SHORT TERM INSTRUMENTS
     (Cost: $49,819,915)                                                                                             49,823,592
     --------------------------------------------------------------------------------------------------------------------------

     Security                                                                                  Face Amount              Value
     --------------------------------------------------------------------------------------------------------------------------
     REPURCHASE AGREEMENT-0.35%
     --------------------------------------------------------------------------------------------------------------------------

     Investors Bank & Trust Tri Party Repurchase Agreement,
     dated 12/29/00, due 01/02/01, with a maturity value of
     $11,363,024 and an effective yield of 5.73%.                                                11,355,794          11,355,794
     --------------------------------------------------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
     (Cost: $11,355,794)                                                                                             11,355,794
     --------------------------------------------------------------------------------------------------------------------------

     TOTAL INVESTMENTS IN SECURITIES -- 100.00%
     (Cost $2,770,891,098)                                                                                        3,228,246,834
     --------------------------------------------------------------------------------------------------------------------------
     Other Assets, Less Liabilities -- 0.00%                                                                           (157,151)
     --------------------------------------------------------------------------------------------------------------------------
     NET ASSETS -- 100.00%                                                                                       $3,228,089,683
     ==========================================================================================================================

*    Denotes all or part of security on loan. See Note 4.

**   Yield to Maturity.

+    Non-income earning securities.

     This U.S. Treasury Bill is held in a segregated account in
++ connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

     Represents investment of collateral received from securities lending +++ transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

Extended Index Master Portfolio
Statement of Assets and Liabilities
December 31, 2000
---------------------------------------------------------------------------------------------------------------------------
ASSETS


Investments at market value (Cost: $234,681,017) (Note 1)                                                   $   215,233,839
Receivables:
     Investment securities sold                                                                                   1,492,790
     Dividends and interest                                                                                         260,973
                                                                                                            ---------------
Total Assets                                                                                                    216,987,602
                                                                                                            ---------------
LIABILITIES

Payables:
     Investment securities purchased                                                                                142,173
     Due to broker - variation margin                                                                                75,900
     Collateral for securities loaned (Note 4)                                                                   17,436,147
     Due to BGFA (Note 2)                                                                                            45,813
     Due to BGI and Stephens (Note 2)                                                                                36,387
                                                                                                            ---------------
Total Liabilities                                                                                                17,736,420
                                                                                                            ---------------
NET ASSETS                                                                                                  $   199,251,182
                                                                                                            ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Extended Index Master Portfolio

Statement of Operations
For the Year Ended December 31, 2000
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME

   Dividends (Net of foreign withholding tax of $306)                                                       $     1,917,892
   Interest (Includes securities lending income of $48,649)                                                         518,317
                                                                                                            ---------------
Total investment income                                                                                           2,436,209
                                                                                                            ---------------
EXPENSES (Note 2)

   Advisory fees                                                                                                    189,177
   Administration fees                                                                                               47,294
                                                                                                            ---------------
Total expenses                                                                                                      236,471
                                                                                                            ---------------
Net investment income                                                                                             2,199,738
                                                                                                            ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain on sale of investments                                                                      22,795,290
   Net realized loss on sale of futures contracts                                                                (1,044,395)
   Net change in unrealized depreciation of investments                                                         (63,860,394)
   Net change in unrealized depreciation of futures contracts                                                      (233,850)
                                                                                                            ---------------
Net loss on investments                                                                                         (42,343,349)
                                                                                                            ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                        $   (40,143,611)
                                                                                                            ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Extended Index Master Portfolio

Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------

                                                                                     For the Year            For the Period
                                                                                   Ended December            Ended December
                                                                                         31, 2000                  31, 1999*
                                                                                   --------------            --------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

   Net investment income                                                           $    2,199,738            $    1,614,308
   Net realized gain                                                                   21,750,895                 9,035,857
   Net change in unrealized appreciation (depreciation)                               (64,094,244)               44,735,266
                                                                                   --------------            --------------
Net increase (decrease) in net assets resulting from operations                       (40,143,611)               55,385,431
                                                                                   --------------            --------------
Interestholder transactions:

   Contributions                                                                      163,481,883               215,020,329
   Withdrawals                                                                       (126,543,641)              (67,949,209)
                                                                                   --------------            --------------
Net increase in net assets resulting from interestholder transactions                  36,938,242               147,071,120
                                                                                   --------------            --------------
Increase (decrease) in net assets                                                      (3,205,369)              202,456,551

NET ASSETS:

Beginning of period                                                                   202,456,551                        --
                                                                                   --------------            --------------
End of period                                                                      $  199,251,182            $  202,456,551
                                                                                   ==============            ==============

---------------------------------------------------------------------------------------------------------------------------

* For the period from March 1, 1999 (commencement of operations) to December 31, 1999.

The accompanying notes are an integral part of these financial statements.

EXTENDED INDEX MASTER PORTFOLIO

Schedule of Investments
December 31, 2000

     Security                                                      Shares               Value
     ----------------------------------------------------------------------------------------

     COMMON STOCKS--97.48%

     ADVERTISING--0.70%
     ----------------------------------------------------------------------------------------
     Ackerly Group Inc. (The)                                       3,620              32,580
     ADVO Inc.                                       +              1,402              62,214
     APAC Customer Services Inc.                     +              3,944              14,543
     Aptimus Inc.                                    +              3,600               2,700
     Catalina Marketing Corp.                        +              3,651             142,161
     Cyrk Inc.                                       +              1,891               5,673
     Donnelley (R.H.) Corp.                          +              1,530              37,198
     Getty Images Inc.                               +              3,366             107,712
     Grey Global Group Inc.                                            55              35,750
     Ha-Lo Industries Inc.                           +              3,404               7,659
     Harte-Hanks Inc.                                               4,576             108,394
     Interep National Radio Sales Inc. "A"           +              3,040              10,640
     Key3Media Group Inc.                            +              4,537              55,295
     Lamar Advertising Co.                           +              4,876             188,183
     Marketing Services Group Inc.                   +              7,800               9,262

Modem Media Inc.                                           +                           2,000                 6,625
Penton Media Inc.                                                                      2,719                73,073
Sitel Corp.                                                +                           4,768                13,708
TMP Worldwide Inc.                                         +                           5,810               319,550
True North Communications Inc.                                                         3,115               132,387
24/7 Media Inc.                                            +                           2,732                 1,451
Valuevision International Inc. "A"                         +                           2,142                27,043
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,393,801
------------------------------------------------------------------------------------------------------------------

AEROSPACE / DEFENSE--0.46%
------------------------------------------------------------------------------------------------------------------
AAR Corp.                                                                              2,040                25,754
Alliant Techsystems Inc.                                   +                             736                49,128
BE Aerospace Inc.                                          +                           2,187                34,992
Curtiss Wright Corp.                                                                   1,056                49,104
Fairchild Corp. (The) "A"                                  +                           6,531                35,920
GenCorp. Inc.                                                                          2,957                28,461
Hawker Pacific Aerospace                                   +                           6,800                21,675
HEICO Corp.                                                *                           1,209                18,891
HEICO Corp. "A"                                                                        1,227                14,264
Kreisler Manufacturing Corp.                               +                           2,500                 8,750
L-3 Communications Holdings Inc.                           +                           2,324               178,948
Litton Industries Inc.                                     +                           3,233               254,397
Orbital Sciences Corp.                                     +                           4,247                17,519
Primex Technologies Inc.                                                               1,476                47,047
Sequa Corp. "A"                                            +                             864                31,428
Teledyne Technologies Inc.                                 +                           1,800                42,525
Titan Corp. (The)                                          +                           3,376                54,860
------------------------------------------------------------------------------------------------------------------
                                                                                                           913,663
------------------------------------------------------------------------------------------------------------------

AGRICULTURE--0.03%
------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                                  3,114                65,199
------------------------------------------------------------------------------------------------------------------
                                                                                                            65,199
------------------------------------------------------------------------------------------------------------------

AIRLINES--0.37%
------------------------------------------------------------------------------------------------------------------
Airtran Holdings Inc.                                      +                           2,893                20,974
Alaska Air Group Inc.                                      +                           1,072                31,892
American West Holdings Corp. "B"                           +                           2,024                25,932
Atlantic Coast Airlines Holdings Inc.                      +                           1,359                55,549
Continental Airlines Inc. "B"                              +*                          3,964               204,641
Midway Airlines Corp.                                      +                           1,034                 2,908
Midwest Express Holdings Inc.                              +                             830                12,191
Northwest Airlines Corp. "A"                               +                           5,635               169,754
SkyWest Inc.                                                                           3,168                91,080
UAL Corp.                                                                              3,176               123,666
------------------------------------------------------------------------------------------------------------------
                                                                                                           738,587
------------------------------------------------------------------------------------------------------------------

APPAREL--0.20%
------------------------------------------------------------------------------------------------------------------
Cherokee Inc.                                              +                           1,989                18,150
Donna Karan International Inc.                             +                           1,896                17,064
Garan Inc.                                                                               589                13,768
Jones Apparel Group Inc.                                   +                           7,552               243,080
Phillips-Van Heusen Corporation                                                        2,403                31,239
Stride Rite Corp.                                                                      4,777                33,439
Unifi Inc.                                                 +                           4,132                36,930

Warnaco Group Inc. "A"                                                                   3,668                6,190
-------------------------------------------------------------------------------------------------------------------
                                                                                                            399,860
-------------------------------------------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.20%
-------------------------------------------------------------------------------------------------------------------
Aftermarket Technology Corp.                                   +                         1,845                4,036
American Axle & Manufacturing Holdings Inc.                    +                         3,100               24,606
AO Smith Corp. "B"                                                                       1,742               29,723
Borg-Warner Automotive Inc.                                                              1,645               65,800
CLARCOR Inc.                                                                             2,691               55,670
Delco Remy International Inc.                                  +                         2,869               24,745
Dura Automotive Systems Inc.                                   +                         1,822                9,565
Exide Corp.                                                                              3,355               25,582
Hayes Lemmerz International Inc.                               +                         2,550               17,053
IMPCO Technologies Inc.                                        +                           865               10,380
Kroll-O'Gara Co. (The)                                         +                         4,319               25,914
Oshkosh Truck Corp.                                                                      1,307               57,508
Rush Enterprises Inc.                                          +                           397                1,389
Standard Automotive Corp.                                      +                         2,600                2,600
Starcraft Corp.                                                +                         2,200                4,400
Titan International Inc.                                                                 2,171                9,227
Wabash National Corp.                                          *                         2,527               21,795
-------------------------------------------------------------------------------------------------------------------
                                                                                                            389,993
-------------------------------------------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.21%
-------------------------------------------------------------------------------------------------------------------
ArvinMeritor Inc.                                                                        4,538               51,620
Bandag Inc.                                                                              1,181               47,904
Collins & Aikman Corp.                                         +                         6,000               25,125
Donnelly Corp.                                                                           1,171               15,457
Edelbrock Corp.                                                                          1,734               17,773
Federal-Mogul Corp.                                                                      4,111                9,507
Lear Corp.                                                     +                         4,183              103,791
Modine Manufacturing Co.                                                                 1,524               31,623
Superior Industries International Inc.                                                   2,124               67,039
Tenneco Automotive Inc.                                                                  6,600               19,800
Tower Automotive Inc.                                          +                         3,068               27,612
-------------------------------------------------------------------------------------------------------------------
                                                                                                            417,251
-------------------------------------------------------------------------------------------------------------------

BANKS--6.42%
-------------------------------------------------------------------------------------------------------------------
AMCORE Financial Inc.                                                                    2,295               47,478
American Bancorp                                                                         1,440               17,280
Anchor Bancorp Wisconsin Inc.                                                            2,823               45,168
Arch Capital Group Ltd.                                        +                         2,263               33,945
Area Bancshares Corp.                                                                    2,850               47,025
Associated Bancorp                                                                       3,874              117,673
Astoria Financial Corp.                                                                  2,946              160,005
Banc Corp. (The)                                               +                         1,790                9,397
BancFirst Corp.                                                                            415               16,470
BancFirst Ohio Corp.                                                                     2,406               36,992
Bancorp South Inc.                                                                       4,398               53,601
BancWest Corporation                                                                     4,312              112,651
Bank United Corp. "A"                                                                    1,867              127,306
BankAtlantic Bancorp Inc. "A"                                                                1                    3
Banknorth Group Inc.                                                                     9,664              192,676
Bay View Capital Corp.                                                                   3,642               22,759
BOK Financial Corp.                                            +                         3,921               83,321

Boston Private Financial Holdings Inc.                                                  1,600             31,800
Bostonfed Bancorp Inc.                                                                  1,892             39,495
Brookline Bancorp Inc.                                                                  3,901             44,861
Bryn Mawr Bank Corp.                                                                    1,058             22,350
California Independent Bancorp                                                            885             16,815
Camden National Corp.                                                                     802             11,428
Capital Bank Corp.                                         +                            2,000             17,500
Capital City Bank Group Inc.                                                            1,426             35,383
Capital Crossing Bank                                      +                            2,481             27,601
Cardinal Financial Corp. "A"                               +                              181                608
Cathay Bancorp Inc.                                                                       901             53,159
Centura Banks Inc.                                                                      2,756            132,977
CFS Bancorp Inc.                                                                        3,746             40,035
Chemical Financial Corp.                                                                1,633             38,171
Chester Valley Bancorp                                                                    731             12,610
Chittenden Corp.                                                                        1,549             46,954
Citizens Banking Corp.                                                                  2,343             68,093
Citizens First Financial Corp.                                                            722              8,574
City National Corp.                                                                     3,011            116,864
Colonial BancGroup Inc.                                                                 8,391             90,203
Colorado Business Bankshares                                                              946             16,200
Commerce Bancorp Inc.                                                                   1,684            115,144
Commerce Bancshares Inc.                                                                4,400            187,000
Commercial Federal Corp.                                                                2,908             56,524
Community First Bankshares Inc.                                                         2,411             45,508
Community West Bancshares                                                                 400              1,550
Compass Bancshares Inc.                                                                 8,159            194,796
CORUS Bankshares Inc.                                                                   1,651             81,699
Cullen/Frost Bankers Inc.                                                               2,888            120,754
CVB Financial Corp.                                                                     2,516             42,772
Dime Bancorp Inc.                                                                       7,491            221,453
Downey Financial Corp.                                                                  1,558             85,690
East West Bancorp Inc.                                                                  2,200             54,862
Eastern Virginia Bankshares                                *                              690              9,919
F&M National Corp.                                                                      1,908             49,846
F.N.B. Corp.                                                                            2,303             48,363
Farmers Capital Bank Corp.                                                              1,078             29,780
FCNB Corp.                                                                              1,488             40,176
Fidelity Bankshares Inc.                                   *                              750             14,719
Fidelity National Corp.                                                                 2,763             13,815
First Bancorp North Carolina                                                              858             13,513
First BanCorp.                                                                          2,733             64,567
First Busey Corp. "A"                                                                     606             12,082
First Citizens Bancshares Inc. "A"                                                        909             73,402
First Commonwealth Financial Corp.                                                      2,868             28,680
First Federal Bancorp Inc.                                                                600              3,187
First Federal Financial of Kentucky                                                       552              8,280
First Financial Bancorp                                                                 3,610             61,370
First Georgia Holding Inc.                                                                900              3,712
First Mariner Bancorp                                                                     400              1,600
First Merchants Corp.                                                                     771             17,492
First Midwest Bancorp Inc.                                                              2,448             70,380
First Niagara Financial Group Inc.                                                      2,931             31,691
First Sentinel Bancorp Inc.                                                             4,730             54,395
1st Source Corp.                                                                        2,044             37,303

First Tennessee National Corp.                                                          9,237              267,296
First Virginia Banks Inc.                                                               2,740              131,520
Firstfed America Bancorp Inc.                                                           1,289               20,624
FirstFed Financial Corp.                                   +                            2,545               82,235
FirstMerit Corp.                                                                        4,890              130,731
Flag Financial Corp.                                                                    1,000                5,125
Florida Banks Inc.                                         +                              400                2,125
FMS Financial Corp.                                                                     1,000                8,875
Frontier Financial Corp.                                                                2,004               50,225
Fulton Financial Corp.                                                                  4,545              104,819
GA Financial Inc.                                                                       1,963               26,378
GBC Bancorp                                                                             1,033               39,641
Gold Bancorp Inc.                                                                       1,378                6,459
Golden State Bancorp Inc.                                                               8,156              256,404
Greater Bay Bancorp                                                                     2,058               84,378
Greenpoint Financial Corp.                                                              7,080              289,834
Hamilton Bancorp Inc.                                      +                            1,370               12,330
Hancock Holding Co.                                                                     1,168               44,676
Harbor Florida Bancshares Inc.                                                          4,183               62,484
Hibernia Corp. "A"                                                                     11,096              141,474
Hudson City Bancorp Inc.                                                                6,800              137,700
Hudson United Bancorp                                                                   3,121               65,346
Imperial Bancorp                                           +                            2,920               76,650
Independence Community Bank Corp.                                                       3,455               55,064
Independent Bank Corp.(MA)                                                              1,748               21,850
Independent Bank Corp.(MI)                                                              2,076               41,001
IndyMac Bancorp Inc.                                       +                            4,338              127,971
Integra Bank Corp.                                                                      1,697               43,380
International Bancshares Corp.                                                          1,687               57,569
Investors Financial Services Corp.                                                      2,200              189,200
Irwin Financial Corp.                                                                   2,369               50,193
M&T Bank Corp.                                                                          5,902              401,342
MAF Bancorp Inc.                                                                        2,636               74,961
Mahaska Investment Co.                                                                  1,062                9,027
Main Street Bancorp Inc.                                                                1,900               13,300
Marshall & Ilsley Corp.                                                                 6,345              322,516
Medallion Financial Corp.                                                               1,916               28,021
Mercantile Bankshares Corp.                                                             4,694              202,722
Merchants Bancshares Inc.                                                                 462               11,203
Merchants New York Bancorp Inc.                                                         2,168               54,335
Metropoitan Financial Corp.                                +                            1,200                2,850
MetroWest Bank                                                                            637                3,663
MidAmerica Bancorp                                                                      1,308               29,759
Mississippi Valley Bancshares Inc.                                                        424               12,455
National Commerce Bancorp                                                              13,873              343,357
National Penn Bancshares Inc.                                                           1,783               35,992
Net.B@nk Inc.                                              +*                           2,478               16,262
New York Community Bancorp                                                              2,151               79,049
North Fork Bancorp                                                                     10,008              245,821
Northern States Financial Corp.                                                           464                8,758
Northwest Bancorp Inc.                                                                  5,896               53,433
NSD Bancorp Inc.                                                                          554                8,448
Ocwen Financial Corp.                                      +                            6,716               42,814
Old National Bancorp                                                                    4,220              126,336
Pacific Capital Bancorp                                                                 1,480               41,625

Pacific Century Financial Corp.                                                         4,588               81,150
Park National Corp.                                                                       536               48,072
Parkvale Financial Corp.                                                                1,233               25,431
Patriot Bank Corp.                                                                      2,328               15,714
Peoples Bancorp Inc.                                                                    1,255               18,511
Peoples Banctrust Co. Inc.                                                                689                9,172
People's Bank                                                                           4,591              118,792
Peoples Financial Corp.                                                                   700               12,075
Popular Inc.                                                                            8,968              235,971
Premier Community Bankshares Inc.                                                         400                2,025
Provident Bankshares Corp.                                                              2,560               53,440
Provident Financial Group Inc.                                                          3,064              114,900
R&G Financial Corp. "B"                                                                 2,074               29,554
Republic Bancorp Inc.                                                                   4,664               50,429
Republic Bancorp Inc. "A"                                                               2,640               16,335
Republic Bancshares Inc.                                    +                           1,754               16,224
Republic Security Financial Corp.                                                       5,615               40,533
Richmond County Financial Corp.                                                         1,600               41,800
Riggs National Corp.                                                                    2,971               41,408
Roslyn Bancorp Inc.                                                                     4,952              135,252
Royal Bancshares of Pennsylvania "A"                                                      812               11,470
S&T Bancorp Inc.                                                                        4,836              104,578
Santander Bancorp                                                                       3,770               72,572
Shoreline Financial Corp.                                                               1,643               24,645
Silicon Valley Bancshares                                   +                           3,246              112,190
Simmons First National Corp. "A"                                                          611               13,786
Sky Financial Group Inc.                                                                5,153               86,313
South Financial Group Inc. (The)                                                        4,373               57,942
Southwest Bancorp of Texas Inc.                             +                           1,438               61,744
Sovereign Bancorp Inc.                                                                 17,132              139,198
State Bancorp Inc.                                                                        814               10,429
State Financial Services Corp. "A"                                                      1,871               15,787
Staten Island Bancorp Inc.                                                              3,392               72,504
Sterling Bancshares Inc.                                                                2,095               41,376
Sterling Financial Corp (PA)                                +                           1,826               22,140
Sterling Financial Corp.(WA)                                                              796               11,940
Summit Bancshares Inc.                                                                    640               13,880
Susquehanna Bancshares Inc.                                                             3,704               61,116
TCF Financial Corp.                                                                     5,587              248,971
Texas Regional Bancshares "A"                                                           1,698               55,198
Trust Company of New Jersey (The)                                                       2,085               26,193
TrustCo Bank Corp.                                                                      5,170               63,009
Trustmark Corp.                                                                         3,856               80,976
UMB Financial Corp.                                                                     1,697               63,425
UnionBanCal Corporation                                                                10,039              241,563
United Bancshares Inc.                                                                  3,424               72,760
United National Bancorp                                                                 1,684               32,312
USBancorp Inc.                                                                            503                2,138
Valley National Bancorp                                                                 4,351              144,943
VIB Corp.                                                   +                           1,386               10,398
W Holding Co. Inc.                                                                      4,589               53,347
Warwick Community Bancorp                                                               2,643               35,020
Washington Federal Inc.                                                                 2,707               76,980
Waypoint Financial Corp.                                    +                           2,600               28,600
Webster Financial Corp.                                                                 3,768              106,682

WesBanco Inc.                                                                           2,035                47,822
Westamerica Bancorp                                                                     2,508               107,844
WestCorp Inc.                                                                           3,331                49,965
Whitney Holding Corp.                                                                   1,445                52,472
Wilmington Trust Corp.                                                                  1,796               111,464
Zions Bancorp                                                                           5,498               343,281
-------------------------------------------------------------------------------------------------------------------
                                                                                                         12,788,822
-------------------------------------------------------------------------------------------------------------------

BEVERAGES--0.37%
-------------------------------------------------------------------------------------------------------------------
Agribrands International Inc.                                 +                           477                25,519
Chalone Wine Group Ltd.                                       +                         2,320                18,995
Coca-Cola Bottling Co.                                                                    874                33,103
Constellation Brands Inc.                                     +                           899                52,816
Farmer Brothers Co.                                                                       186                38,595
Pepsi Bottling Group Inc.                                                               9,300               371,419
Robert Mondavi Corp. (The) "A"                                +                           762                41,243
Sylvan Inc.                                                   +                           985                 8,988
Whitman Corp.                                                                           9,213               150,863
-------------------------------------------------------------------------------------------------------------------
                                                                                                            741,541
-------------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY--3.07%
-------------------------------------------------------------------------------------------------------------------
ACLARA BioSciences Inc.                                       +                         2,840                30,885
Affymetrix Inc.                                               +                         3,454               257,107
Applera Corp. - Celera Genomics Group                         +                         3,800               136,562
Ariad Pharmaceuticals Inc.                                    +                         3,100                14,725
Avant Immunotherapeutics Inc.                                 +                         2,900                19,937
Bio-Technology General Corp.                                  +                         2,779                19,627
Cambrex Corp.                                                                           1,490                67,422
Charles River Laboratories International Inc.                 +                         1,600                43,800
Collateral Therapeutics Inc.                                  +*                        1,387                24,533
Cryolife Inc.                                                 +                         1,751                52,953
CuraGen Corp.                                                 +                         2,300                62,819
Cytogen Corp.                                                 +                         4,500                10,547
Deltagen Inc.                                                 +                         1,900                19,831
Diversa Corp.                                                 +                           887                15,911
Exelixis Inc.                                                 +                         4,313                63,078
Gene Logic Inc.                                               +                         1,900                34,912
Genencor International Inc.                                   +                         4,500                81,000
Genentech Inc.                                                +                        10,400               847,600
Genome Therapeutics Corp.                                     +                         1,320                 9,199
Genzyme General                                               +*                        6,399               575,510
ICOS Corp.                                                    +                         3,416               177,418
IDEC Pharmaceuticals Corp.                                    +*                        3,088               585,369
Illumina Inc.                                                 +                         2,560                41,120
Immunex Corp.                                                 +                        34,168             1,388,075
Immunomedics Inc.                                             +                         3,593                77,249
Incyte Genomics Inc.                                          +                         4,282               106,515
Isis Pharmaceuticals Inc.                                     +                         3,908                41,523
Kosan Biosciences Inc.                                        +                         1,000                10,500
Large Scale Biology Corp.                                     +*                        1,204                11,438
Maxim Pharmaceuticals Inc.                                    +*                        1,865                11,889
Maxygen Inc.                                                  +                         1,762                43,169
Millennium Pharmaceuticals Inc.                               +                        12,792               791,505
Myriad Genetics Inc.                                          +                         1,492               123,463
Nanogen Inc.                                                  +                         1,400                12,600

Nexell Therapeutics Inc.                                   +                           2,025                 6,138
Organogenesis Inc.                                         +                           3,420                30,746
Regeneron Pharmaceuticals Inc.                             +                           2,143                75,574
Rosetta Inpharmatics Inc.                                  +*                          2,035                32,560
Sequenom Inc.                                              +                           1,587                22,218
Targeted Genetics Corp.                                    +                           2,200                14,712
Telik Inc.                                                 +                           2,100                13,912
Transkaryotic Therapies Inc.                               +*                          1,255                45,729
Variagenics Inc.                                           +                           1,896                22,485
Xoma Ltd.                                                  +                           5,334                52,006
------------------------------------------------------------------------------------------------------------------
                                                                                                         6,125,871
------------------------------------------------------------------------------------------------------------------

BUILDING MATERIALS--0.65%
------------------------------------------------------------------------------------------------------------------
Advanced Lighting Technologies Inc.                        +*                          1,945                12,886
American Standard Companies Inc.                           +                           4,945               243,850
Centex Construction Products Inc.                                                      1,509                41,215
Ceradyne Inc.                                              +                           2,800                18,550
Chemed Corp.                                                                           1,162                39,072
Comfort Systems USA Inc.                                   +                           4,359                 9,263
Dal-Tile International Inc.                                +                           2,596                36,831
Drew Industries Inc.                                       +                             505                 2,904
Elcor Corp.                                                                            1,370                23,119
Florida Rock Industries Inc.                                                             945                36,973
Genlyte Group Inc. (The)                                   +                           1,402                33,297
Integrated Electrical Services Inc.                        +                           3,692                21,921
Johns Manville Corp.                                                                  10,295               133,192
Lafarge Corp.                                                                          4,701               111,061
Lennox International Inc.                                                              3,521                27,288
LSI Industries Inc.                                                                    1,156                23,626
Martin Marietta Materials Inc.                                                         2,783               117,721
NCI Building Systems Inc.                                  +                           1,307                24,588
Rayonier Inc.                                                                          1,646                65,531
Rock of Ages Corp.                                         +                           2,774                12,483
Simpson Manufacturing Co. Inc.                             +                             717                36,567
Texas Industries Inc.                                                                  2,149                64,470
Trex Co. Inc.                                              +                           1,300                32,744
USG Corp.                                                  *                           2,423                54,517
Wickes Inc.                                                +                             500                 2,062
York International Corp.                                                               2,492                76,473
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,302,204
------------------------------------------------------------------------------------------------------------------

CHEMICALS--1.30%
------------------------------------------------------------------------------------------------------------------
Airgas Inc.                                                +                           6,651                45,310
Albemarle Corp.                                                                        2,602                64,399
Altair International Inc.                                  +                           2,059                 3,088
Applied Extrusion Tech Inc.                                +                             496                 1,534
Arch Chemicals Inc.                                                                    2,100                37,275
Atlantis Plastics Inc. "A"                                 +                             600                 2,062
Cabot Corp.                                                                            4,077               107,531
Cabot Microelectronics Corp.                               +                           2,210               114,782
CFC International Inc.                                     +                             800                 3,700
ChemFirst Inc.                                                                         2,141                47,236
Crompton Corp.                                                                         8,406                88,263
Cytec Industries Inc.                                      +                           2,335                93,254
Ferro Corp.                                                                            2,485                57,155

Foamex International Inc.                                  +                           2,122                11,406
Fuller (H. B.) Co.                                                                     1,225                48,330
Gentek Inc.                                                                            1,933                31,894
Georgia Gulf Corp.                                                                     2,179                37,179
IMC Global Inc.                                                                        7,815               121,621
International Specialty Products Inc.                      +                           3,376                22,577
JLM Industries Inc.                                        +                           2,200                 4,537
Landec Corp.                                               +                           1,973                 5,549
Lubrizol Corp.                                                                         3,866                99,549
Lyondell Chemical Co.                                                                  8,742               133,862
MacDermid Inc.                                                                         3,224                61,256
Millennium Chemicals Inc.                                                              3,774                68,404
Minerals Technologies Inc.                                                             1,185                40,512
Mississippi Chemical Corp.                                                             2,577                 8,118
Myers Industries Inc.                                                                  2,270                32,915
Nanophase Technologies Corp.                               +                           1,400                15,400
NL Industries Inc.                                                                     3,832                92,926
Olin Corp.                                                                             2,793                61,795
OM Group Inc.                                                                          1,760                96,140
Omnova Solutions Inc.                                                                  2,357                14,142
Penford Corp.                                                                          1,571                22,387
PolyOne Corp.                                                                          4,908                28,834
RPM Inc.                                                                               6,547                56,059
Schulman (A.) Inc.                                                                     2,888                33,212
Solutia Inc.                                                                           6,927                83,124
Spartech Corp.                                                                         3,502                72,010
Stepan Co.                                                                               663                15,705
Surmodics Inc.                                             +                           1,248                45,942
Symyx Technologies Inc.                                    +                           1,700                61,200
U.S. Plastic Lumber Co.                                    +                           1,954                 2,381
Uniroyal Technology Corp.                                  +                           2,720                17,000
Valhi Inc.                                                                             6,622                76,153
Valspar Corp.                                                                          3,055                98,310
Vertex Pharmaceuticals Inc.                                +                           3,866               276,419
Wellman Inc.                                                                           2,600                36,725
------------------------------------------------------------------------------------------------------------------
                                                                                                         2,599,162
------------------------------------------------------------------------------------------------------------------

COAL--0.06%
------------------------------------------------------------------------------------------------------------------
Consol Energy Inc.                                                                     4,000               111,750
------------------------------------------------------------------------------------------------------------------
                                                                                                           111,750
------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES--3.32%
------------------------------------------------------------------------------------------------------------------
Aaron Rents Inc. "A"                                                                   1,271                17,079
Ablest Inc.                                                +                           1,700                 8,925
ABM Industries Inc.                                                                    1,456                44,590
ACNielsen Corp.                                            +                           3,755               136,119
Actrade Financial Technologies Ltd.                        +*                            815                17,981
Administaff Inc.                                           +                           1,670                45,424
AHL Services Inc.                                          +                           2,230                22,439
ANC Rental Corp.                                           +                           3,012                10,542
AnswerThink Consulting Group Inc.                          +                           2,281                 8,269
Apollo Group Inc. "A"                                      +                           4,463               219,524
ASI Solutions Inc.                                         +                           1,500                23,625
Atrix Laboratories Inc.                                    +                           1,816                30,985
Aurora Biosciences Corp.                                   +                           1,226                38,542

Barrett Business Services Inc.                               +                           1,000                3,562
Bestway Inc.                                                 +                           1,400                5,600
Billing Concepts Corp.                                       +                           3,028                6,056
Blount International Inc.                                    +                           3,065               23,564
Blue Rhino Corp.                                             +                           1,881                4,467
Bowne & Co. Inc.                                                                         3,746               39,567
Breakaway Solutions Inc.                                     +                           2,800                2,450
Bright Horizons Family Solutions Inc.                        +                           1,019               26,621
Butler International Inc.                                    +                             900                4,162
Caremark Rx Inc.                                             +                          13,204              179,079
CDI Corp.                                                    +                           2,262               33,082
Celgene Corp.                                                +                           4,215              136,987
Central Parking Corp.                                        *                           2,522               50,440
Cephalon Inc.                                                +*                          2,459              155,685
Charles River Associates Inc.                                +                           1,972               20,336
Comdisco Inc.                                                                           11,600              132,675
Concord EFS Inc.                                             +                          13,226              581,117
COR Therapeutics Inc.                                        +*                          3,192              112,318
Corinthian Colleges Inc.                                     +                           1,400               53,112
Corporate Executive Board Co. (The)                          +                           1,700               67,602
CoStar Group Inc.                                            +                           1,228               29,012
Cubist Pharmaceuticals Inc.                                  +                           1,544               44,776
CV Therapeutics Inc.                                         +*                          1,400               99,050
DeVry Inc.                                                   +                           4,501              169,913
DiamondCluster International Inc. "A"                        +*                          1,163               35,471
Dun & Bradstreet Corp.                                       +                           5,400              139,725
eBenx Inc.                                                   +                           1,610               10,867
Edgewater Technology Inc.                                    +                           4,396               28,574
Edison Schools Inc.                                          +                           3,000               94,500
Education Management Corp.                                   +                           2,005               71,679
Electro Rent Corp.                                           +                           1,901               26,852
Emisphere Technologies Inc.                                  +                           1,405               35,125
Encompass Service Corp.                                      +                           4,456               22,558
First Consulting Group Inc.                                  +                           2,194               10,421
First Health Group Corp.                                     +                           3,121              145,322
FYI Inc.                                                     +                           1,606               59,221
Gartner Group Inc. "B"                                       +                           5,300               33,602
General Magnaplate Corp.                                     +                             300                    -
Gilman & Ciocia Inc.                                         +                             935                2,688
Griffin Land & Nurseries Inc.                                +                             800                9,200
Harris Interactive Inc.                                      +                           5,460               20,134
Healthcare Services Group Inc.                               +                           1,214                7,739
Heidrick & Struggles International Inc.                      +                           1,000               42,062
Hertz Corp. "A"                                                                          2,720               92,820
HotJobs.com Ltd.                                             +                           6,100               69,769
Interstate National Dealer Services Inc.                     +                           3,200               18,400
Iron Mountain Inc.                                           +                           3,147              116,832
ITT Educational Services Inc.                                +                           2,308               50,776
Kaneb Services Inc.                                          +                           2,200               12,925
Kelly Services Inc. "A"                                                                  1,746               41,249
kForce.com Inc.                                              +                           1,186                3,632
Korn/Ferry International                                     +                           2,500               53,125
Labor Ready Inc.                                             +                           4,970               16,463
Landauer Inc.                                                                            1,617               29,510
Learning Tree International Inc.                             +                           1,311               64,894

LendingTree Inc.                                              +                          2,766                5,705
Loislaw.com Inc.                                              +                          3,000               12,750
Luminant Worldwide Corp.                                      +                          4,100                3,331
Mail-Well Inc.                                                +                          5,584               24,081
Management Network Group Inc. (The)                           +                          5,000               59,375
Manpower Inc.                                                                            5,342              202,996
MAXIMUS Inc.                                                  +                          1,304               45,559
McGrath Rentcorp                                                                           916               17,747
MedQuist Inc.                                                 +                          2,616               41,856
Mercury Air Group Inc.                                        +                          1,594                7,771
Midas Inc.                                                                               2,555               30,500
Modis Professional Services Inc.                              +                          5,602               23,108
MPW Industrial Services Group Inc.                            +                          1,095                1,095
National Equipment Services Inc.                              +                          2,779                5,384
National Research Corp.                                       +                          2,500               10,000
NationsRent Inc.                                              +                          4,184                6,538
Navigant Consulting Co.                                       +                          4,627               17,640
Neff Corp.                                                    +                          4,392                5,490
NetRatings Inc.                                               +                          2,328               34,192
Neurogen Corp.                                                +                          1,733               60,872
New Horizons Worldwide Inc.                                   +                          1,609               22,321
NOVA Corporation                                              +                          4,323               86,190
Ogden Corp.                                                   +                          2,497               38,391
On Assignment Inc.                                            +                          1,578               44,973
Organic Inc.                                                  +                          5,436                4,417
PFSweb Inc.                                                   +                          2,656                1,992
Pharmaceutical Product Development Inc.                       +                          1,544               76,717
Pharmacopeia Inc.                                             +                          1,300               28,356
Predictive Systems Inc.                                       +                          2,100               15,028
Pre-Paid Legal Services Inc.                                  +                          1,350               34,425
Profit Recovery Group International Inc. (The)                +                          3,046               19,418
ProsoftTraining.com                                           +                          2,672               32,398
Quanta Services Inc.                                          +                          3,975              127,945
Rainbow Rentals Inc.                                          +                          1,065                5,591
RCM Technologies Inc.                                         +                            486                1,762
Regis Corp.                                                                              2,499               36,235
Rent-A-Center Inc.                                            +                          1,817               62,686
Rent-Way Inc.                                                 +                          1,445                6,412
Rollins Inc.                                                                             3,166               63,518
Roper Industries Inc.                                                                    2,699               89,236
Security Associates International Inc.                        +                          3,200                2,600
Servicemaster Co.                                                                       18,725              215,338
Sodexho Marriott Services Inc.                                +                          3,779               83,610
Sotheby's Holdings Inc. "A"                                   +                          3,645               84,518
Spherion Corporation                                          +                          3,724               42,128
SPS Technologies Inc.                                         +                          1,366               74,874
Staff Leasing Inc.                                            +                          1,928                5,784
Stewart Enterprises Inc. "A"                                                             5,516               10,515
Strayer Education Inc.                                                                   1,102               28,170
Student Advantage Inc.                                        +                          3,600               15,300
Sylvan Learning Systems Inc.                                  +                          3,073               45,519
TEAM America Corp.                                            +                          2,100               10,631
Teletech Holdings Inc.                                        +                          4,895               89,946
Trimeris Inc.                                                 +                            873               47,906
Tyler Technologies Inc.                                       +                          3,772                6,365

United Rentals Inc.                                          +                           4,160               55,900
United Shipping and Technology Inc.                          +                           1,000                1,750
Valassis Communications Inc.                                 +                           3,160               99,737
Viad Corp.                                                                               6,247              143,681
Volt Information Sciences Inc.                               +                           1,067               22,140
Westaff Inc.                                                                             1,884                3,768
Wireless Facilities Inc.                                     +*                          2,500               90,625
Workflow Management Inc.                                     +                           2,493               17,139
World Fuel Services Corp.                                                                4,155               29,085
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,612,442
-------------------------------------------------------------------------------------------------------------------

COMPUTERS--9.04%
-------------------------------------------------------------------------------------------------------------------
About.com Inc.                                               +*                          1,600               43,100
Accrue Software Inc.                                         +                           2,100                5,250
ACE*COMM Corp.                                               +                           4,000                9,250
Activision Inc.                                              +*                          2,815               42,577
Actuate Corp.                                                +                           3,664               70,074
Adept Technology Inc.                                        +                             781               11,324
Advanced Digital Information Corp.                           +                           4,340               99,820
Advantage Learning Systems Inc.                              +                           2,312               77,741
Advent Software Inc.                                         +                           1,694               67,866
Affiliated Computer Services Inc. "A"                        +                           3,334              202,332
AGENCY.com Ltd.                                              +*                          3,462               13,415
Agile Software Corp.                                         +                           3,100              153,062
Allaire Corp.                                                +                           2,100               10,566
American Software Inc. "A"                                   +                           3,900                5,362
AppliedTheory Corp.                                          +*                          4,200                8,400
Applix Inc.                                                  +                           1,058                2,645
AremisSoft Corp.                                             +                           1,100               46,956
Art Technology Group Inc.                                    +                           4,200              128,362
Ashton Technology Group Inc. (The)                           +                           3,000                2,719
Ask Jeeves Inc.                                              +                           3,000                7,312
Aspen Technology Inc.                                        +                           1,306               43,424
Auspex Systems Inc.                                          +                           2,748               19,236
Avici Systems Inc.                                           +*                          2,939               72,373
AVT Corp.                                                    +                           1,718                8,536
BARRA Inc.                                                   +                           1,232               58,034
Be Free Inc.                                                 +                           6,400               14,000
Be Inc.                                                      +                           4,400                3,300
Bell & Howell Co.                                            +                           2,840               46,860
BindView Development Corp.                                   +                           4,020               37,813
Bisys Group Inc.                                             +*                          3,682              191,924
Black Box Corp.                                              +                           1,171               56,574
Bluestone Software Inc.                                      +                           2,200               33,275
Bottomline Technologies Inc.                                 +*                            900               23,119
Braun Consulting Inc.                                        +                           1,500                5,531
Brio Technology Inc.                                         +                           2,347                9,901
Broadbase Software Inc.                                      +*                          3,400               21,250
Brocade Communications System Inc.                           +                          14,000            1,285,375
Brooktrout Inc.                                              +                           1,198               11,344
BSQUARE Corp.                                                +                           1,800               10,800
CacheFlow Inc.                                               +                           2,520               42,997
CAIS Internet Inc.                                           +                           2,400                2,325
Calico Commerce Inc.                                         +                           1,824                1,767
Cambridge Technology Partners Inc.                           +                           3,320                8,715

Carreker Corp.                                             +                            1,813               63,002
Casino Data Systems                                        +                            4,300               30,234
Catalyst International Inc.                                +                            2,159               10,255
C-bridge Internet Solutions Inc.                           +                            2,151                8,402
CCC Information Services Group Inc.                        +                            3,164               19,775
CenterSpan Communications Corp.                            +                            1,596               17,855
Centura Software Corp.                                     +                            4,400                3,437
Ciber Inc.                                                 +                            3,099               15,108
Ciprico Inc.                                               +                            1,618               12,135
Clarent Corp.                                              +                            2,042               23,100
Clarus Corp.                                               +                            2,000               14,000
Cognizant Technology Solutions Corp.                       +                              958               34,787
Commerce One Inc.                                          +                           12,040              304,762
Complete Business Solutions Inc.                           +                            2,955               30,473
Computer Network Technology Corp.                          +                            1,415               40,770
Concur Technologies Inc.                                   +                            2,236                2,481
Concurrent Computer Corp.                                  +                            3,566               19,167
Cotelligent Inc.                                           +                            2,307                2,163
Credit Management Solutions Inc.                           +                            2,500                3,125
Critical Path Inc.                                         +                            4,289              131,887
Crossroads Systems Inc.                                    +                            2,600               12,187
CyberCash Inc.                                             +                            4,579                3,720
CyberSource Corp.                                          +                            2,300                5,462
Cylink Corp.                                               +                            2,873                6,195
Cysive Inc.                                                +                            1,400                5,775
Daleen Technologies Inc.                                   +                            1,700                6,375
Data Broadcasting Corp.                                    +                            9,242               32,347
Data Return Corp.                                          +                            2,800               10,500
Data Translation Inc.                                      +                            2,700                4,219
Dataram Corp.                                              +                            3,150               36,619
Datatec Systems Inc.                                       +                            3,783                6,620
Deltek Systems Inc.                                        +                            2,399               10,196
Dendrite International Inc.                                +                            2,959               66,208
Diebold Inc.                                                                            5,177              172,782
Digex Inc.                                                 +                            1,600               36,000
Digital River Inc.                                         +                            2,838                6,740
Digitas Inc.                                               +*                           3,895               19,718
Docent Inc.                                                +                            2,600               22,750
DocuCorp International Inc.                                +                              898                1,796
Documentum Inc.                                            +                            2,288              113,685
Dot Hill Systems Corp.                                     +                            2,640               10,230
DSET Corporation                                           +                              959                1,723
DSP Group Inc.                                             +                            1,292               27,193
DST Systems Inc.                                           +                            7,780              521,260
E.piphany Inc.                                             +*                           4,350              234,628
ebix.com Inc.                                              +                            1,430                  670
Echelon Corp.                                              +                            2,298               36,912
Eclipsys Corp.                                             +                            2,793               68,428
eGain Communications Corp.                                 +*                           2,751                8,511
Elcom International Inc.                                   +                            4,021                5,529
Electronics For Imaging Inc.                               +                            3,278               45,687
Elite Information Group Inc.                               +                            2,800               12,600
eLoyalty Corp.                                             +                            2,625               16,980
Engage Technologies Inc.                                   +*                          11,800                8,850
Entrade Inc.                                               +                            5,200                4,875

Entrust Technologies Inc.                                      +                            3,500              45,500
Equinix Inc.                                                   +                            4,453              19,482
Equinox Systems Inc.                                           +                            2,937              28,452
Evolving Systems Inc.                                          +                            5,519              11,900
Exabyte Corp.                                                  +                            3,131              10,763
Extended Systems Inc.                                          +                              600               7,012
Extreme Networks Inc.                                          +                            7,000             273,875
F5 Networks Inc.                                               +*                           1,500              14,250
FactSet Research Systems Inc.                                                               2,154              79,849
Fair Isaac and Co. Inc.                                                                       824              42,024
FileNET Corp.                                                  +                            3,073              83,739
Foundry Networks Inc.                                          +                            7,300             109,500
Frontline Capital Group Inc.                                   +                            2,500              33,242
FVC.COM Inc.                                                   +                            4,601               4,601
Gadzoox Networks Inc.                                          +                            3,000               6,281
General Magic Inc.                                             +*                           4,230               5,948
GoTo.com Inc.                                                  +*                           3,900              28,519
Great Plains Software Inc.                                     +                            1,519              71,488
Hall Kinion & Associates Inc.                                  +                            1,325              26,666
HNC Software Inc.                                              +                            2,054              60,978
Hypercom Corp.                                                 +                            3,574              11,169
Hyperion Solutions Corp.                                       +                            1,943              29,995
iAsiaWorks Inc.                                                +                            3,324              16,204
IDX Systems Corp.                                              +                            1,585              39,625
iGate Capital Corp.                                            +                            2,794               8,033
IKOS Systems Inc.                                              +                            4,800              42,600
iManage Inc.                                                   +                            2,500              11,406
IMRglobal Corp.                                                +                            3,904              20,984
Industri Matematik International Corp.                         +                            2,280               5,700
InfoCure Corp.                                                 +                            3,692              13,845
Infocus Corp.                                                  +                            2,118              31,240
Informatica Corp.                                              +                            4,600             181,987
Information Architects Corp.                                   +                            2,444               4,430
Inforte Corp.                                                  +                              994              13,667
infoUSA Inc.                                                   +                            3,416              11,529
Inprimis Inc.                                                  +                            2,600               2,437
Inprise Corp.                                                  +                            3,368              18,629
Integral Systems Inc.                                          +                            1,262              17,668
Integrated Measurement Systems                                 +                            1,432              11,366
InterCept Group Inc. (The)                                     +                            1,200              32,025
Intergraph Corp.                                               +                            3,688              22,128
Interland Inc.                                                 +                            3,450              12,075
Interliant Inc.                                                +*                           4,100              13,069
Internap Network Services Corp.                                +                            9,000              65,250
Internet Security Systems Inc.                                 +                            2,624             205,820
internet.com Corp.                                             +                            2,100              12,469
Intertrust Technologies Corp.                                  +                            6,000              20,250
InterWorld Corp.                                               +                            3,000               1,500
Interwoven Inc.                                                +                            3,100             204,406
Intranet Solutions Inc.                                        +                            1,622              82,722
Intraware Inc.                                                 +*                           2,300               3,378
Intrusion.com Inc.                                             +                            2,128              10,108
ION Networks Inc.                                              +                              800                 300
ITXC Corp.                                                     +                            3,600              24,975
iXL Enterprises Inc.                                           +                            4,300               4,300

Jack Henry & Associates Inc.                                                           2,806               174,323
Juniper Networks Inc.                                      +                          20,000             2,521,252
Juno Online Services Inc.                                  +                           3,800                 2,494
Jupiter Media Metrix Inc.                                  +                           7,751                72,181
Kana Communications Inc.                                   +                           5,960                68,540
Keynote Systems Inc.                                       +                           2,800                39,725
Kronos Inc.                                                +                           1,255                38,827
Larscom Inc. "A"                                           +                           2,700                 6,666
Launch Media Inc.                                          +                           4,500                 7,031
Level 8 Systems Inc.                                       +*                          2,797                17,044
Lexar Media Inc.                                           +                           4,300                 4,031
Liberate Technologies Inc.                                 +                           5,900                80,387
LookSmart Ltd.                                             +                           5,000                12,187
Mail.com Inc.                                              +                           4,663                 3,352
Mainspring Inc.                                            +                           3,862                12,069
Manhattan Associates Inc.                                  +                           1,561                66,538
MapInfo Corp.                                              +                             922                43,564
MarchFirst Inc.                                            +                           9,195                13,792
Marimba Inc.                                               +                           2,100                 9,450
Maxtor Corp.                                               +                           7,400                41,394
McAfee.com Corp.                                           +                             800                 4,000
McDATA Corp. "B"                                           +*                          1,722                94,279
MCSi Inc.                                                  +                             914                19,537
Mechanical Dynamics Inc.                                   +                           1,800                10,350
Media 100 Inc.                                             +                           1,360                 3,485
Mentor Graphics Corp.                                      +                           4,340               119,079
Metasolv Inc.                                              +                           4,560                41,610
Micromuse Inc.                                             +                           4,392               265,098
Micron Electronics Inc.                                    +                           5,297                20,691
Micros Systems Inc.                                        +                           1,421                25,933
Micros-To-Mainframes Inc.                                  +                           1,000                 1,625
Microstrategy Inc.                                         +*                          2,160                20,520
Microtouch Systems Inc.                                    +                           2,274                47,505
Mitek Systems Inc.                                         +                           3,300                 1,856
Mobius Management Systems Inc.                             +                           1,756                 3,731
MTI Technology Corp.                                       +                           3,350                13,191
MTS Systems Corp.                                                                      4,285                31,066
Multex.com Inc.                                            +                           1,714                22,710
MyPoints.com Inc.                                          +                           4,492                 5,334
National Information Consortium Inc.                       +                           4,900                 7,503
National Instruments Corp.                                 +                           3,009               146,125
Navidec Inc.                                               +                           4,300                10,481
NaviSite Inc.                                              +                           4,300                10,078
Net Perceptions Inc.                                       +                           3,000                 6,281
NetCreations Inc.                                          +                           1,500                10,266
Netegrity Inc.                                             +                           1,980               107,662
NetIQ Corp.                                                +                           2,347               205,069
NetObjects Inc.                                            +                           3,900                 1,828
NetScout Systems Inc.                                      +                           1,400                14,000
Netsmart Technologies Inc.                                 +                           2,200                 4,125
NetSolve Inc.                                              +                           1,700                12,962
NetSpeak Corp.                                             +                           1,763                 2,755
Network Peripherals Inc.                                   +*                          1,653                10,641
Novadigm Inc.                                              +                           1,945                12,278
Nuance Communications Inc.                                 +*                          2,029                87,501

NVIDIA Corp.                                                 +*                          4,000              131,063
NYFIX Inc.                                                   +                           1,983               47,964
Odetics Inc. "A"                                             +                           1,335               11,347
On2.com Inc.                                                 +                           2,100                1,218
OneSource Information Services Inc.                          +                           1,400               10,850
ONI Systems Inc.                                             +                           8,000              316,500
Ontrack Data Intenational Inc.                               +                           1,500               10,031
ONYX Software Corp.                                          +                           2,900               31,900
Open Market Inc.                                             +                           5,566                6,088
Packeteer Inc.                                               +                           2,000               24,750
PC-Tel Inc.                                                  +                           1,800               19,350
Pegasus Solutions Inc.                                       +                           2,005               13,910
Performance Technologies Inc.                                +                           1,587               21,623
Perot Systems Corp. "A"                                      +                           7,311               67,170
Phoenix Technologies Ltd.                                    +                           1,569               21,157
Pilot Network Services Inc.                                  +                           1,713                1,392
Portal Software Inc.                                         +                          10,600               83,144
Preview Systems Inc.                                         +                           4,013               12,541
PRI Automation Inc.                                          +                           1,792               33,600
Primus Knowledge Solutions Inc.                              +                           1,400                9,100
ProBusiness Services Inc.                                    +                           1,516               40,269
Procom Technology Inc.                                       +*                            999               12,956
Progress Software Corp.                                      +                           1,928               27,835
Project Software & Development Inc.                          +                           1,738               18,656
Proxicom Inc.                                                +                           4,000               16,500
Puma Technology Inc.                                         +                           3,134               13,026
QAD Inc.                                                     +                           2,989                3,549
QRS Corp.                                                    +                           1,271               16,285
Quantum Corp. - Hard Disk Drive                              +                           4,496               35,968
Quantum DLT & Storage Group                                  +                           9,760              129,930
Quest Software Inc.                                          +                           5,300              148,731
Quintus Corp.                                                +                           3,035                9,010
Quokka Sports Inc.                                           +*                          6,000                3,375
Radiant Systems Inc.                                         +                           1,338               27,429
Radview Software Ltd.                                        +                           2,092                5,230
Rainbow Technologies Inc.                                    +                           1,664               26,312
Ramp Networks Inc.                                           +*                          1,900               10,866
RAVISENT Technologies Inc.                                   +                           1,500                4,500
Red Hat Inc.                                                 +*                         10,000               62,500
Redback Networks Inc.                                        +                           9,200              377,200
Retek Inc.                                                   +                           3,355               81,778
RSA Security Inc.                                            +                           2,529              133,721
RWD Technologies Inc.                                        +                           1,550                4,747
Safeguard Scientifics Inc.                                   +                           7,939               52,596
Saga Systems Inc.                                            +                           2,453               28,056
Sagent Technology Inc.                                       +                           2,400                3,300
Sanchez Computer Associates Inc.                             +*                          2,362               19,486
SanDisk Corp.                                                +                           4,278              118,714
Santa Cruz Operation Inc. (The)                              +                           2,667                3,417
Scient Corp.                                                 +*                          4,600               14,950
Scientific Learning Corp.                                    +                           3,800               16,031
SCM Microsystems Inc.                                        +*                            788               26,004
ScreamingMedia Inc.                                          +                           3,770               11,310
Secure Computing Corp.                                       +                           2,230               22,021
SEEC Inc.                                                    +                           2,300                5,606

SEI Investment Co.                                                                       3,594              402,528
SERENA Software Inc.                                         +                           2,600               89,009
Silicon Storage Technology Inc.                              +*                          5,787               68,359
SilverStream Software Inc.                                   +                           1,700               35,062
SmartDisk Corp.                                              +                           1,900                7,362
SmartServ Online Inc.                                        +                           2,000               14,188
Socket Communications Inc.                                   +                           2,600                8,612
Sonic Foundry Inc.                                           +                           2,400                3,150
SONICblue Inc.                                               +                           5,029               20,745
SonicWALL Inc.                                               +                           3,600               58,500
SPEEDUS.COM Inc.                                             +                           3,600                2,362
SportsLine.com Inc.                                          +                           3,055               16,230
SPSS Inc.                                                    +                           1,333               29,409
SS&C Technologies Inc.                                       +                           4,739               20,585
StarBase Corp.                                               +                           3,706                8,686
StarMedia Network Inc.                                       +*                          5,100                9,642
Storage Computer Corp.                                       +*                          1,300               10,153
Storage Technology Corp.                                     +                           7,166               64,494
StorageNetworks Inc.                                         +*                          1,516               37,616
Stratasys Inc.                                               +                           2,400                6,300
Stratos Lightwave Inc.                                       +*                          3,700               63,131
SunGard Data Systems Inc.                                    +                           8,404              396,038
Sunquest Information Systems Inc.                            +                           1,867               16,686
SVI Holdings Inc.                                            +                           3,111                3,111
Sykes Enterprises Inc.                                       +                           2,159                9,581
Synopsys Inc.                                                +*                          4,588              217,643
Syntel Inc.                                                  +                           3,108               17,871
Systems & Computer Technology Corp.                          +                           1,623               19,983
T/R Systems Inc.                                             +                           1,932               12,316
Take-Two Interactive Software Inc.                           +                           2,620               30,130
Tanning Technology Corp.                                     +                           1,800                6,637
Technology Solutions Co.                                     +                           3,925                8,341
Teknowledge Corp.                                            +                             700                1,181
Telescan Inc.                                                +                           1,795                1,907
TenFold Corp.                                                +                           2,000                3,000
THQ Inc.                                                     +                           1,707               41,608
3Com Corp.                                                   +                          22,888              194,548
3D Systems Corp.                                             +                           2,317               28,094
3DO Co. (The)                                                +                           3,656                9,597
Tidel Technologies Inc.                                      +                           1,200                6,900
Tier Technologies Inc. "B"                                   +                           2,784               15,834
Timberline Software Corp.                                                                  461                1,642
TransAct Technologies Inc.                                   +                           2,100               11,025
Transaction Systems Architects Inc. "A"                      +                           1,848               21,367
Tricord Systems Inc.                                         +                           2,200               18,287
Tumbleweed Communications Corp.                              +*                          2,204               37,709
Turnstone Systems Inc.                                       +*                          1,862               13,849
U.S. Interactive Inc.                                        +                           2,100                  591
Ultimate Software Group Inc.                                 +                           2,485                5,902
USDATA Corp.                                                 +                           3,300                1,856
VA Linux Systems Inc.                                        +*                          3,372               27,397
VeriSign Inc.                                                +*                         12,253              909,019
Verity Inc.                                                  +                           2,268               54,574
Versant Corp.                                                +                           3,800                8,550
Verso Technologies Inc.                                      +                           2,283                3,424

Vertel Corp.                                                   +                        2,100                 4,922
Vialink Co. (The)                                              +                        2,188                 6,154
Viant Corp.                                                    +*                       3,000                11,906
Vitech America Inc.                                            +                          739                 2,910
Vitria Technology Inc.                                         +*                       8,200                63,550
Walker Interactive Systems                                     +                        1,028                 1,381
WatchGuard Technologies Inc.                                   +                        1,300                41,112
Wave Systems Corp. "A"                                         +                        3,069                13,810
Webb Interactive Services                                      +*                       1,672                 2,821
WebTrends Corp.                                                +                        1,800                52,087
Western Digital Corp.                                          +                       10,771                26,254
Women.com Networks Inc.                                        +                        4,800                 1,050
Xircom Inc.                                                    +                        1,729                26,799
Xpedior Inc.                                                   +                        3,388                   953
Xybernaut Corp.                                                +*                       5,065                 8,547
Zamba Corp.                                                    +                        2,800                 7,613
-------------------------------------------------------------------------------------------------------------------
                                                                                                         18,005,606
-------------------------------------------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.24%
-------------------------------------------------------------------------------------------------------------------
Carter-Wallace Inc.                                                                     2,625                87,609
Estee Lauder Companies Inc. "A"                                *                        8,278               362,680
Guest Supply Inc.                                              +                        1,582                26,696
Paragon Trade Brands Inc.                                      +                            1                    12
-------------------------------------------------------------------------------------------------------------------
                                                                                                            476,997
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.36%
-------------------------------------------------------------------------------------------------------------------
Advanced Marketing Services Inc.                                                          966                16,784
Aviation Sales Co.                                             +*                       2,158                 5,395
Bell Microproducts Inc.                                        +                        1,092                17,335
Brightpoint Inc.                                               +                        5,443                19,050
CellStar Corp.                                                 +                        2,938                 4,223
Daisytek International Corp.                                   +                        2,166                14,891
Fastenal Co.                                                   *                        2,497               137,023
First Aviation Services Inc.                                   +                        2,400                10,200
Handleman Co.                                                  +                        3,314                24,855
Hughes Supply Inc.                                                                      1,672                29,996
Ingram Micro Inc. "A"                                          +                        4,664                52,470
Keystone Automotive Industries Inc.                            +                        3,486                24,402
NuCo2 Inc.                                                     +*                       2,522                19,545
Owens & Minor Inc.                                                                      2,557                45,387
Questron Technology Inc.                                       +                        3,200                 9,600
Richton International Corp.                                    +                          800                16,500
SCP Pool Corp.                                                 +                        1,844                55,420
Tech Data Corp.                                                +                        3,574                96,666
United Stationers Inc.                                         +                        2,546                61,104
Watsco Inc.                                                                             3,306                38,085
WESCO International Inc.                                       +                        3,100                22,475
-------------------------------------------------------------------------------------------------------------------
                                                                                                            721,406
-------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--2.57%
-------------------------------------------------------------------------------------------------------------------
Advanta Corp. "A"                                              *                        2,893                25,495
Advest Group Inc.                                                                         898                31,935
Affiliated Managers Group Inc.                                 +                        1,584                86,922
Alleghany Corp.                                                +                          435                89,392
Allied Capital Corp.                                                                    4,839               101,014

American Capital Strategies Ltd.                                                         1,807               45,514
AmeriCredit Corp.                                             +                          4,603              125,432
Ameritrade Holding Corp. "A"                                  +*                        11,359               79,513
Ampal-American Israel Corp. "A"                               +                          2,783               16,872
BlackRock Inc.                                                +                          1,000               42,000
Boron, LePore & Associates Inc.                               +                          2,366               24,843
Capitol Federal Financial                                                                5,200               87,100
CompuCredit Corp.                                             +*                         2,500               45,312
Dain Rauscher Corp.                                                                        756               71,584
Digital Insight Corp.                                         +                          1,689               30,508
Doral Financial Corp.                                                                    4,208              101,781
DVI Inc.                                                      +                          1,919               32,743
E*trade Group Inc.                                            +                         19,208              141,659
Eaton Vance Corp.                                                                        3,616              116,616
Edwards (A.G.) Inc.                                                                      5,612              266,219
E-LOAN Inc.                                                   +                          4,300                2,150
Equitex Inc.                                                  +*                         4,839               23,288
Factual Data Corp.                                            +*                           900                4,781
Federated Investors Inc. "B"                                                             8,190              238,534
Financial Federal Corp.                                       +                          1,665               39,752
Finova Group Inc.                                                                        5,393                5,056
Forrester Research Inc.                                       +                          1,166               58,373
Friedman Billings Ramsey Group Inc. "A"                       +                          2,455               16,111
Gabelli Asset Management Inc. "A"                             +                          1,100               36,506
GlobalNet Financial.com Inc.                                  +                          3,500                5,250
Goldman Sachs Group Inc. (The)                                                           8,338              891,645
Greg Manning Auctions Inc.                                    +                          1,400                2,887
Heller Financial Inc. "A"                                                                2,908               89,239
HPSC Inc.                                                     +                          2,200               13,200
Investment Technology Group Inc.                              +                          2,254               94,104
Jeffries Group Inc.                                                                      1,440               45,000
John Nuveen Co. "A"                                                                      1,702               97,865
Kent Financial Services Inc.                                  +                          1,000                3,875
Kirlin Holding Corp.                                          +                          4,000                3,312
Knight Trading Group Inc.                                     +                          8,090              112,754
Labranche & Co. Inc.                                          +                          2,600               79,462
Legg Mason Inc.                                                                          3,797              206,936
M.H. Meyerson & Co. Inc.                                      +                          3,900                9,750
Matrix Bancorp Inc.                                           +                          1,947               13,872
Memberworks Inc.                                              +                            898               19,082
Metris Companies Inc.                                                                    3,983              104,803
Morgan Keegan Inc.                                                                       2,844               75,366
National Processing Inc.                                      +                          4,765               81,005
NCO Group Inc.                                                +                          1,960               59,535
Neuberger Berman Inc.                                         *                          2,900              235,081
NextCard Inc.                                                 +                          3,900               31,200
Online Resources & Communications Corp.                       +                          1,400                2,800
onlinetradingInc.com                                          +                            900                3,150
Phoenix Investment Partners Ltd.                                                         3,408               53,463
Professional Detailing Inc.                                   +                            878               92,862
Raymond James Financial Inc.                                                             3,766              131,339
Resource America Inc. "A"                                                                2,574               29,597
Resource Bancshares Mortgage Group Inc.                                                  4,853               34,274
S1 Corp.                                                      +                          3,203               16,816
Siebert Financial Corp.                                                                  2,939               12,123

SierraCities.com Inc.                                        +                           1,924                4,810
SoftNet Systems Inc.                                         +                           3,518                6,376
Source Capital Corp.                                                                       500                2,094
Southwest Securities Group Inc.                              *                           1,456               37,674
Startek Inc.                                                 +                             789               12,131
Stockwalk.com Group Inc.                                     +                             921                1,957
Student Loan Corp.                                                                       1,094               59,555
TD Waterhouse Group Inc.                                     +                           2,400               31,800
Tucker Anthony Sutro Corporation                                                         1,599               39,275
Wackenhut Corp. "A"                                          +*                          1,667               22,504
Waddell & Reed Financial Inc. "A"                                                        5,255              197,719
WFS Financial Inc.                                           +                           2,248               41,588
Wit Soundview Group Inc.                                     +                           4,800               17,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,113,385
-------------------------------------------------------------------------------------------------------------------

ELECTRIC--2.32%
-------------------------------------------------------------------------------------------------------------------
ALLETE                                                                                   4,226              104,858
Alliant Energy Corp.                                                                     4,851              154,626
Avista Corp.                                                                             3,199               65,579
Black Hills Corp.                                                                        1,765               78,984
CH Energy Group Inc.                                                                     1,056               47,256
Cleco Corp.                                                                              1,106               60,553
Conectiv Inc.                                                                            5,404              108,418
DPL Inc.                                                                                 8,804              292,183
DQE Inc.                                                                                 3,978              130,279
El Paso Electric Co.                                         +                           3,496               46,147
Empire District Electric Co. (The)                                                       1,961               51,599
Energy East Corp.                                                                        8,042              158,327
Green Mountain Power Corp.                                                               2,136               26,700
Hawaiian Electric Industries Inc.                                                        1,934               71,921
IDACorp Inc.                                                                             1,982               97,242
IPALCO Enterprises Inc.                                                                  4,742              114,697
Kansas City Power & Light Co.                                                            3,569               97,924
Madison Gas & Electric Co.                                                               5,619              127,130
MDU Resources Group Inc.                                                                 3,172              103,090
Montana Power Co.                                                                        6,324              131,223
Northeast Utilities                                                                     10,402              252,249
NorthWestern Corp.                                                                       1,628               37,648
NSTAR                                                                                    4,022              172,443
OGE Energy Corp.                                                                         4,313              105,399
Orion Power Holdings Inc.                                    +                           5,496              135,339
Otter Tail Power Co.                                                                     1,960               54,390
Plug Power Inc.                                              +*                          2,500               36,719
Potomac Electric Power Co.                                                               7,803              192,812
Public Service Company of New Mexico                                                     2,469               66,200
Puget Sound Energy Corp.                                                                 6,183              171,965
RGS Energy Group Inc.                                                                    1,797               58,290
SCANA Corp.                                                                              6,992              206,701
Sierra Pacific Resources Corp.                                                           5,187               83,316
TECO Energy Inc.                                                                         7,901              255,795
TNPC Inc.                                                    +                           8,155               80,021
UIL Holdings Corporation                                                                   841               41,840
UniSource Energy Corp.                                                                   4,342               81,684
Utilicorp United Inc.                                        *                           6,035              187,085
Western Resources Inc.                                       *                           4,046              100,391

Wisconsin Energy Corp.                                                                   7,957              179,530
WPS Resources Corp.                                                                      1,687               62,103
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,630,656
-------------------------------------------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.20%
-------------------------------------------------------------------------------------------------------------------
Active Power Inc.                                                +*                      2,186               47,955
Advanced Energy Industries Inc.                                  +                       1,893               42,592
Capstone Turbine Corp.                                           +*                      4,900              137,200
Hubbell Inc. "B"                                                                         3,242               85,913
Proton Energy Systems Inc.                                       +                       1,600               16,800
Superconductor Technologies Inc.                                 +*                      1,400                5,075
UCAR International Inc.                                          +                       2,812               27,417
Wilson Greatbatch Technologies Inc.                              +                       1,300               36,725
-------------------------------------------------------------------------------------------------------------------
                                                                                                            399,677
-------------------------------------------------------------------------------------------------------------------

ELECTRONICS--3.85%
-------------------------------------------------------------------------------------------------------------------
Act Manufacturing Inc.                                           +*                      1,034               16,285
Actel Corp.                                                      +                       2,037               49,270
ADE Corp.                                                        +                       1,586               27,953
Aeroflex Inc.                                                    +                       3,466               99,918
Allen Organ Co. "B"                                                                        171                9,063
Alpha Industries Inc.                                            +                       2,614               96,718
Alpha Technologies Group Inc.                                    +                       2,400               21,300
Alpine Group (The) Inc.                                          +                       1,396                3,054
American Superconductor Corp.                                    +                       1,366               39,016
AMETEK Inc.                                                                              1,734               44,976
Amphenol Corp. "A"                                               +                       2,798              109,647
Analogic Corp.                                                                             966               43,047
Andrea Electronics Corp.                                         +                       2,596                5,452
APW Ltd.                                                         +                       2,228               75,195
Arrow Electronics Inc.                                           +                       5,978              171,120
Artesyn Technologies Inc.                                        +                       2,290               36,354
Artisan Components Inc.                                          +                       1,798               13,373
ATMI, Inc.                                                       +                       1,590               31,005
Ault Inc.                                                        +                       2,400               16,800
Avnet Inc.                                                                               5,976              128,484
AVX Corp.                                                                               11,542              189,000
Barnes Group Inc.                                                                        1,790               35,576
Bel Fuse Inc. "A"                                                +                       1,091               36,548
Belden Inc.                                                                              1,088               27,608
Benchmark Electronics Inc.                                       +                       1,419               32,016
Blonder Tongue Laboratories Inc.                                 +                       4,570               14,281
BOLDER Technologies Corp.                                        +                       4,029                4,281
Brady Corp. "A"                                                                          1,407               47,574
C&D Technologies Inc.                                                                    1,414               61,067
Cable Design Technologies Corp.                                  +                       2,643               44,435
California Amplifier Inc.                                        +                       1,100               10,175
Caliper Technologies Corp.                                       +*                      1,734               81,498
Catalyst Semiconductor Inc.                                      +                       1,800                6,975
Checkpoint Systems Inc.                                          +                       3,397               25,265
Chromatics Color Sciences                                        +                       6,668                2,709
Coherent Inc.                                                    +                       1,860               60,450
Concord Camera Corp.                                             +                       1,602               26,433
CP Clare Corp.                                                   +                       3,500               13,125
CTS Corp.                                                                                2,016               73,458

Cubic Corp.                                                                              1,328               34,113
Cymer Inc.                                                   +                           1,613               41,510
Daktronics Inc.                                              +                           2,600               30,875
Dallas Semiconductor Corp.                                                               4,324              110,802
DDi Corp.                                                    +                           2,360               64,310
Detection Systems Inc.                                       +                           1,983               35,322
Dionex Corp.                                                 +                           1,193               41,158
DuPont Photomasks Inc.                                       +*                          1,384               73,136
EDO Corp.                                                                                4,496               33,158
Electric Fuel Corp.                                          +                           1,539                7,214
Electro Scientific Industries Inc.                           +                           1,418               39,704
Energy Conversion Devices Inc.                               +                           1,263               25,576
Engineering Measurements Co.                                 +                           2,400               16,800
EntreMed Inc.                                                +*                          1,378               23,770
ESS Technology Inc.                                          +                           3,518               18,030
Evans & Sutherland Computer Corp.                            +                           3,765               29,179
Evergreen Solar Inc.                                         +                             388                2,619
Exar Corp.                                                   +                           2,728               84,525
Excel Technology Inc.                                        +                           1,006               20,073
Fairchild Semiconductor Corp. "A"                            +                           4,800               69,300
FEI Co.                                                      +                           1,469               33,420
Fisher Scientific International Inc.                         +                           2,691               99,231
Frequency Electronics Inc.                                                               1,643               27,931
FSI International Inc.                                       +                           2,428               20,334
FuelCell Energy Inc.                                         +                           1,000               68,562
General Cable Corp.                                                                      3,747               16,627
Genrad Inc.                                                  +*                          3,397               33,970
Gentex Corp.                                                 +                           4,918               91,598
Genus Inc.                                                   +                           1,400                2,231
GlobeSpan Inc.                                               +                           4,500              123,750
HEI Inc.                                                     +                           2,100               21,000
Helix Technology Corp.                                                                   1,597               37,804
HI/FN Inc.                                                   +                             639               17,572
Hutchinson Technology Inc.                                   +                           2,299               31,611
Ibis Technology Corp.                                        +                             705               13,571
IFR Systems Inc.                                             +                           1,900                5,462
II-VI Inc.                                                   +                           1,212               18,407
Illinois Superconductor Corp.                                +                           4,000                5,625
ImageX.com Inc.                                              +                           2,100                2,166
Innovex Inc.                                                 +                           2,144               14,472
Interlink Electronics Inc.                                   +                           1,050               13,322
inTEST Corp.                                                 +                           1,900               12,112
Invision Technologies Inc.                                   +                           1,939                2,787
Jabil Circuit Inc.                                           +                          11,778              298,867
JMAR Technologies Inc.                                       +                           2,400                7,800
JNI Corp.                                                    +                           1,500               34,031
JPM Company (The)                                            +                           3,660                2,516
KEMET Corp.                                                  +                           5,608               84,821
Kent Electronics Corp.                                       +                           1,550               25,575
Lifeline Systems Inc.                                        +                           1,214               15,327
Littelfuse Inc.                                              +                           1,208               34,579
Lowrance Electronics Inc.                                    +                           1,700                5,312
Mackie Designs Inc.                                          +                           2,661               13,970
Mattson Technology Inc.                                      +                           1,653               17,047
Maxwell Technologies Inc.                                    +                           1,412               21,092

Meade Instruments Corp.                                     +                            1,580               10,369
Mechanical Technology Inc.                                  +                            1,914                6,699
MedicaLogic/Medscape Inc.                                   +                            5,227               12,087
Mercury Computer Systems Inc.                               +                            1,444               67,056
Merix Corp.                                                 +                              750               10,031
Mesa Laboratories Inc.                                      +                            2,400               14,400
Methode Electronics Inc. "A"                                                             2,190               50,233
Micrel Inc.                                                 +                            5,368              180,834
Micro Linear Corp.                                          +                              810                3,240
Microchip Technology Inc.                                   +                            7,267              159,420
Microsemi Corp.                                             +                            1,017               28,285
MIPS Technologies Inc. "A"                                  +*                           2,467               65,838
MKS Instruments Inc.                                        +*                           1,300               20,150
Molecular Devices Corp.                                     +                              818               55,982
Nanometrics Inc.                                            +                              888               12,265
NETsilicon Inc.                                             +                            1,600                5,950
Nu Horizons Electronics Corp.                               +                            1,215               10,859
Oak Technology Inc.                                         +                            2,900               25,194
OPTi Inc.                                                   +                            2,083               10,155
OSI Systems Inc.                                            +                            2,434               14,908
OYO Geospace Corp.                                          +                            1,100               24,750
PCD Inc.                                                    +                            1,910               11,579
Photon Dynamics Inc.                                        +                              800               18,000
Photronics Inc.                                             +                            2,447               57,352
Pioneer-Standard Electronics Inc.                           *                            2,671               29,381
Plexus Corp.                                                +*                           2,560               77,800
PLX Technology Inc.                                         +                            2,100               17,456
Power Integrations Inc.                                     +                            2,412               27,738
QuickLogic Corp.                                            +                            2,100               14,569
Ramtron International Corp.                                 +                            1,740                7,612
Rayovac Corp.                                               +                            3,429               48,649
Recoton Corp.                                               +                            2,431               18,536
REMEC Inc.                                                  +                            2,601               25,035
Reptron Electronics Inc.                                    +                            1,400                8,662
Research Frontiers Inc.                                     +                            1,504               26,320
Robinson Nugent Inc.                                        +                            1,400               32,112
Robotic Vision Systems Inc.                                 +                            2,513                6,911
Rogers Corp.                                                +                              962               39,502
Rudolph Technologies Inc.                                   +                            1,617               48,813
Sawtek Inc.                                                 +                            2,966              136,992
SBS Technologies Inc.                                       +                            1,230               36,823
SCI Systems Inc.                                            +                            9,274              244,602
Semtech Corp.                                               +                            4,436               97,869
Sensar Corp.                                                +*                           2,000                  875
Sensormatic Electronics Corp.                               +*                           6,051              121,398
Sheldahl Inc.                                               +                            2,484                4,968
Signal Technology Corp.                                     +                            1,100               11,000
Silicon Image Inc.                                          +                            3,000               16,312
Silicon Valley Group Inc.                                   +                            2,668               76,705
Siliconix Inc.                                              +                            1,701               38,272
SIPEX Corp.                                                 +                            2,060               49,311
SLI Inc.                                                                                 2,799               18,019
Spectra-Physics Lasers Inc.                                 +                            1,196               30,199
Spectrum Control Inc.                                       +                            2,390               24,049
Spire Corp.                                                 +                            5,000               20,312

Supertex Inc.                                                 +                          1,142               22,572
Surge Components Inc.                                         +                          1,900                3,562
Tech/Ops Sevcon Inc.                                                                     1,439               12,951
Technitrol Inc.                                                                          1,846               75,917
Telcom Semiconductor Inc.                                     +                          1,447               16,460
Therma-Wave Inc.                                              +                          1,515               21,210
Three-Five Systems, Inc.                                      +                          1,445               26,010
Trimble Navigation Ltd.                                       +                          1,915               45,960
Triumph Group Inc.                                            +                            615               25,215
Tvia Inc.                                                     +                          2,220                8,741
Ultrak Inc.                                                   +                            542                2,473
Universal Display Corp.                                       +                          1,200                8,625
Universal Electronics Inc.                                    +                          1,278               19,729
Valence Technology Inc.                                       +*                         3,746               34,885
Varian Inc.                                                   +                          2,430               82,316
Viasystems Group Inc.                                         +                          9,029               75,054
Vicor Corp.                                                   +                          2,475               75,178
Virata Corp.                                                  +*                         3,600               39,150
Vishay Intertechnology Inc.                                   +                          8,624              130,438
Waters Corp.                                                  +                          7,988              666,998
Watts Industries Inc. "A"                                                                2,401               33,314
Woodhead Industries Inc.                                                                 1,806               35,443
X-Rite Inc.                                                                              3,781               29,539
Zoran Corp.                                                   +*                           972               15,066
Zygo Corp.                                                    +                            911               25,764
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,671,188
-------------------------------------------------------------------------------------------------------------------

ENERGY & RELATED--0.45%
-------------------------------------------------------------------------------------------------------------------
H Power Corp.                                                 +*                         3,940               30,289
Millennium Cell Inc.                                          +*                         1,400               14,350
Santa Fe International Corp.                                                             7,534              241,559
Southern Energy Inc.                                          +                         20,430              578,424
Syntroleum Corp.                                              +                          2,492               42,364
-------------------------------------------------------------------------------------------------------------------
                                                                                                            906,986
-------------------------------------------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.09%
-------------------------------------------------------------------------------------------------------------------
Foster Wheeler Corp.                                                                     3,900               20,475
Granite Construction Inc.                                                                1,836               53,129
Jacobs Engineering Group Inc.                                 +                          1,643               75,886
Washington Group International Inc.                           +                          3,789               31,022
-------------------------------------------------------------------------------------------------------------------
                                                                                                            180,512
-------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT--0.97%
-------------------------------------------------------------------------------------------------------------------
AMC Entertainment Inc.                                        +                          3,050               12,200
Anchor Gaming                                                 +                          1,478               57,642
Argosy Gaming Co.                                             +                          2,403               46,108
barnesandnoble.com Inc.                                       +                          2,900                3,806
Championship Auto Racing Teams Inc.                           +                          1,178               24,738
Cheap Tickets Inc.                                            +                          2,400               23,400
Churchill Downs Inc.                                                                     1,277               38,071
Dover Downs Entertainment Inc.                                                           3,290               36,807
Expedia Inc. "A"                                              +                          6,600               63,112
Fairfield Communities Inc.                                    +                          3,954               55,603
Gaylord Entertainment Co. "A"                                 +                          1,767               36,886
GC Companies Inc.                                             +                            584                1,168

Global Sports Inc.                                                      +*               2,939               16,256
GTECH Holdings Corp.                                                    +                1,846               37,958
Hollywood Entertainment Corp.                                           +                3,393                3,605
Image Entertainment Inc.                                                +                  599                1,947
International Game Technology Inc.                                      +                5,021              241,008
International Speedway Corp. "A"                                                         4,038              153,444
Isle of Capris Casinos Inc.                                             +                1,700               18,062
Macrovision Corp.                                                       +                3,560              263,496
Martha Stewart Living Inc. "A"                                          +*                 700               14,044
Metro-Goldwyn-Mayer Inc.                                                +*              15,240              248,602
Penn National Gaming Inc.                                               +                2,343               23,869
Pinnacle Entertainment Inc.                                             +                1,651               22,288
Six Flags Inc.                                                          +                4,874               83,772
Speedway Motorsports Inc.                                               +                3,556               85,344
Steinway Musical Instruments Inc.                                       +                1,325               23,767
Thousand Trails Inc.                                                    +                  600                3,000
Ticketmaster Online-CitySearch Inc. "B"                                 +                2,913               24,396
Trendwest Resorts Inc.                                                  +*               1,167               31,509
Vail Resorts Inc.                                                       +                2,910               68,203
Westwood One Inc.                                                       +                7,086              136,848
World Wrestling Federation Entertainment Inc.                           +                1,900               30,400
Zomax Inc.                                                              +                2,356               10,749
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,942,108
-------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.27%
-------------------------------------------------------------------------------------------------------------------
Cataytica Energy Systems Inc.                                           +                1,706               29,425
GTS Duratek Inc.                                                        +                2,430               15,187
IMCO Recycling Inc.                                                                      5,713               30,350
Ionics Inc.                                                             +                1,620               45,968
IT Group Inc.                                                           +                2,512               12,560
Layne Christensen Co.                                                   +                6,420               20,965
Mine Safety Appliances Co.                                                                 963               24,195
MPM Technologies Inc.                                                   +                1,900                9,619
Republic Services Inc. "A"                                              +               11,167              191,933
Stericycle Inc.                                                         +                1,400               53,375
Tetra Tech Inc.                                                         +                2,197               70,029
U S Liquids Inc.                                                        +                5,654               12,368
Waste Industries Inc.                                                   +                2,593               15,558
-------------------------------------------------------------------------------------------------------------------
                                                                                                            531,532
-------------------------------------------------------------------------------------------------------------------

FOOD--1.62%
-------------------------------------------------------------------------------------------------------------------
American Italian Pasta Co. "A"                                          +                1,509               40,460
Andersons Inc.                                                                           2,101               18,121
Applebee's International Inc.                                                            1,743               54,796
Arden Group Inc. "A"                                                    +                  320               13,560
Bridgeford Food Corp.                                                                    1,119               13,987
CEC Entertainment Inc.                                                  +                1,609               54,907
Champps Entertainment Inc.                                              +                1,419                9,756
Chart House Enterprises Inc.                                            +                  526                2,137
Cheesecake Factory (The)                                                +                2,383               91,448
Consolidated Products Inc.                                              +                2,389               16,424
Corn Products International Inc.                                                         2,303               66,931
Dean Foods Co.                                                                           2,260               69,354
Del Monte Foods Co.                                                     +                3,796               27,521
Delhaize America Inc. "A"                                                                9,767              172,754

Dole Food Co.                                                       2,850               46,669
Dreyer's Grand Ice Cream Inc.                                       2,121               68,402
Earthgrains Company (The)                                           2,723               50,375
Fleming Companies Inc.                                              2,411               28,480
Flowers Industries Inc.                                             5,766               90,814
Fresh Del Monte Produce Inc.                       +                2,629               11,666
Gardenburger Inc.                                  +                3,019                1,509
Green Mountain Coffee Inc.                         +                  500               25,000
Hain Celestial Group Inc.                          +                1,889               61,392
Hormel Foods Corp.                                                  8,986              167,364
IBP Inc.                                                            7,053              188,668
ICH Corporation                                    +                1,000                4,750
IHOP Corp.                                         +                1,582               34,310
Interstate Bakeries Corp.                                           2,520               35,437
Jack in the Box Inc.                               +                2,251               66,264
Keebler Foods Co.                                                   5,461              226,290
Lance Inc.                                                          2,741               34,691
M&F Worldwide Corp.                                +                1,561                6,049
McCormick & Co. Inc.                                                4,552              164,156
Michael Foods Inc.                                                  1,348               40,608
Morrison Management Specialist Inc.                                   929               32,431
Northland Cranberries "A"                                           2,127                1,462
O'Charleys Inc.                                    +                1,668               29,711
P.F. Chang's China Bistro Inc.                     +*               1,253               39,391
Papa John's International Inc.                     +*               1,821               40,517
Performance Food Group Co.                         +                  862               44,191
Ralcorp Holdings Inc.                              +                2,028               33,209
Rare Hospitality International Inc.                +                1,567               34,964
Riviana Foods Inc.                                                    667               13,090
Ruddick Corp.                                                       2,487               28,445
Schlotzsky's Inc.                                  +                  972                2,430
Schultz Sav O Stores Inc.                                           1,642               17,652
Seaboard Corp.                                                        166               25,896
Sensient Technologies Corp.                                         2,590               58,922
Smithfield Foods Inc.                              +                3,479              105,762
Sonic Corp.                                        +                1,826               42,569
Suiza Foods Corp.                                  +                1,866               89,568
Tejon Ranch Co.                                    +                1,368               26,320
Tejon Ranch Co. - Rts                              +                1,368                   43
Tootsie Roll Industries Inc.                                        1,746               80,425
Tyson Foods Inc. "A"                                               14,742              187,960
United Heritage Corp.                              +                6,360                7,552
United Natural Foods Inc.                          +                1,913               33,717
Weis Markets Inc.                                                   3,068              117,543
Whole Foods Market Inc.                            +*               1,579               96,516
Wild Oats Markets Inc.                             +                1,876                7,973
WLR Foods Inc.                                     +                1,405               19,758
----------------------------------------------------------------------------------------------
                                                                                     3,223,067
----------------------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.27%
----------------------------------------------------------------------------------------------
Bowater Inc.                                                        3,015              169,971
Buckeye Technologies Inc.                          +                1,702               23,934
Caraustar Industries Inc.                                           3,220               30,188
Chesapeake Corp.                                                      959               19,719
Fibermark Inc.                                     +                1,686               13,172

Georgia-Pacific (Timber Group)                                      5,707              170,853
Glatfelter (P.H.) Co.                                               3,481               43,338
Pope & Talbot Inc.                                                  1,397               23,487
Wausau-Mosinee Paper Corp.                                          3,433               34,759
----------------------------------------------------------------------------------------------
                                                                                       529,421
----------------------------------------------------------------------------------------------

GAS--0.19%
----------------------------------------------------------------------------------------------
AGL Resources Inc.                                                  2,957               65,239
MCN Energy Group Inc.                                               5,644              156,268
Vectren Corporation                                                 3,387               86,792
WGL Holdings Inc.                                                   2,044               62,214
----------------------------------------------------------------------------------------------
                                                                                       370,513
----------------------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.22%
----------------------------------------------------------------------------------------------
Axsys Technologies Inc.                              +                679               18,503
Baldor Electric Co.                                                 1,856               39,208
Franklin Electric Co. Inc.                                            450               30,825
Jore Corporation                                     +              1,000                4,625
Kennametal Inc.                                                     2,336               68,036
Powell Industries Inc.                               +              2,091               26,660
Regal-Beloit Corp.                                                  1,935               33,011
SPX Corp.                                            +              2,068              223,732
----------------------------------------------------------------------------------------------
                                                                                       444,600
----------------------------------------------------------------------------------------------

HEALTH CARE--4.63%
----------------------------------------------------------------------------------------------
Abiomed Inc.                                         +*             1,772               42,971
Accredo Health Inc.                                  +                750               37,641
Advanced Neuromodulation Systems Inc.                +              1,042               21,231
Advanced Tissue Sciences Inc.                        +*             3,800               11,519
Albany Molecular Research Inc.                       +              2,100              129,412
American Medical Systems Holdings Inc.               +              1,600               25,400
AmeriPath Inc.                                       +              1,673               41,825
Apria Healthcare Group Inc.                          +              3,016               89,726
Aradigm Corp.                                        +              2,248               32,877
Argonaut Technologies Inc.                           +              1,570               13,345
Arrow International Inc.                                            1,139               42,908
Arthocare Corp.                                      +*             1,260               24,570
AVAX Technologies Inc.                               +              2,900               10,875
Avigen Inc.                                          +*             1,500               31,125
Bacou USA Inc.                                       +              1,487               38,662
Beckman Coulter Inc.                                                4,358              182,764
BioMarin Pharmaceutical Inc.                         +              1,800               17,437
Bio-Rad Laboratories Inc. "A"                        +              1,458               46,364
Bioreliance Corp.                                    +              2,049               27,149
Biosite Diagnostics Inc.                             +                977               39,507
BioSource International Inc.                         +              1,400               21,437
Block Drug Co. "A"                                                  1,652               87,040
BriteSmile Inc.                                      +              6,500               18,281
Bruker Daltonics Inc.                                +              3,335               78,581
CardioDynamics International Corp.                   +              2,800                9,625
Cerner Corp.                                         +              1,867               86,349
Cerus Corp.                                          +              1,547              116,412
ChromaVision Medical Systems Inc.                    +              2,036                5,344
Closure Medical Corp.                                +              1,294               46,584
Colorado Medtech Inc.                                +              1,974                6,292

Community Health Systems Inc.                               +                           5,000              175,000
Computer Motion Inc.                                        +                           1,959                9,060
Conmed Corp.                                                +                           1,677               28,719
Cooper Companies Inc.                                                                   1,467               58,497
Core Inc.                                                   +                           2,850                9,975
Covance Inc.                                                +                           3,305               35,529
Coventry Health Care Inc.                                   +                           4,832              128,954
Curative Health Services Inc.                               +                             470                2,614
Cyberonics Inc.                                             +                           1,143               26,575
Cygnus Inc.                                                 +*                          2,359               11,500
Cytyc Corp.                                                 +                           2,486              155,530
Datascope Corp.                                                                           978               33,496
DaVita Inc.                                                 +                           4,621               79,135
Diagnostic Products Corp.                                                               1,017               55,554
Diametrics Medical Inc.                                     +                           3,462               20,556
Dynacq International Inc.                                   +                           2,100               21,394
Eclipse Surgical Technologies Inc.                          +                           2,404                2,028
Edwards Lifesciences Corp.                                  +                           3,700               65,675
Enzo Biochem Inc.                                           +                           1,518               37,760
Enzon Inc.                                                  +                           2,684              166,576
Epimmune Inc.                                               +*                          2,000                5,250
Express Scripts Inc. "A"                                    +                           2,504              256,034
Haemonetics Corp.                                           +                           1,692               52,241
Health Management Associates Inc. "A"                       +                          15,437              320,318
Health Net Inc.                                             +                           7,267              190,305
Healthcentral.com                                           +                           3,238                  506
Healthtronics Inc.                                          +                           1,400                9,406
Hillenbrand Industries Inc.                                                             3,895              200,592
Hologic Inc.                                                +                           2,693               14,307
Hooper Holmes Inc.                                                                      3,918               43,333
Human Genome Sciences Inc.                                  +*                          7,612              527,607
IDEXX Laboratories Inc.                                     +                           2,329               51,238
IGEN International Inc.                                     +*                          1,785               21,978
I-many Inc.                                                 +                           1,903               23,669
Impath Inc.                                                 +                           1,324               88,046
INAMED Corp.                                                +                           1,100               22,481
InSight Health Services Corp.                               +                           1,500               12,375
Integra Lifesciences Holding                                +                           3,300               44,962
Interpore International                                     +                           2,927               11,525
Invacare Corp.                                                                          2,037               69,767
Inverness Medical Technology Inc.                           +                           2,500               97,344
Invitrogen Corp.                                            +                           2,892              249,797
Isolyser Co. Inc.                                           +                           2,500                2,500
I-Stat Corp.                                                +                           1,362               36,008
Kensey Nash Corp.                                           +                           1,733               17,547
Keravision Inc.                                             +                           1,670                  574
Laboratory Corp. of America Holdings                        +                           2,040              359,040
Lasersight Inc.                                             +                           1,588                1,985
LifeCell Corp.                                              +                             600                  956
Lifemark Corp.                                              +                           2,000               23,000
LifePoint Hospitals Inc.                                    +                           2,000              100,250
Lincare Holdings Inc.                                       +                           2,804              160,003
Luminex Corp.                                               +*                          2,140               55,774
Matria Healthcare Inc.                                      +                             860                8,278
Med-Design Corp. (The)                                      +                           1,400               22,225

Medwave Inc.                                                +                           1,841               13,117
Mentor Corp.                                                *                           1,484               28,938
Merit Medical Systems Inc.                                  +                           1,100                6,187
Micro Therapeutics Inc.                                     +                           1,700                7,969
Microvision Inc.                                            +*                            972               17,010
Mid Atlantic Medical Services Inc.                          +                           3,220               63,796
Minimed Inc.                                                +                           4,512              189,645
Novamed Eyecare Inc.                                        +                           2,500                2,656
Novametrix Medical Systems Inc.                             +                             400                1,675
Novavax Inc.                                                +                           4,500               38,250
Novoste Corp.                                               +                             894               24,585
Oakley Inc.                                                 +                           4,562               61,587
Ocular Sciences Inc.                                        +                           2,303               26,772
OraSure Technologies Inc.                                   +                           2,701               22,283
Ortec Inernational Inc.                                     +                           1,863               10,479
OrthAlliance Inc. "A"                                       +                           1,581                4,249
Orthodontic Centers of America                              +                           2,838               88,687
Orthologic Corp.                                            +                           3,033                8,720
Osteotech Inc.                                              +                           1,497                7,111
Oxford Health Plans Inc.                                    +                           5,396              213,142
PacifiCare Health Systems Inc. "A"                          +                           2,536               38,040
Palatin Technologies Inc.                                   +                           1,800                6,075
Pediatrix Medical Group Inc.                                +                           1,483               35,685
PharmaNetics Inc.                                           +                           1,300               15,275
Polymedica Industries Corp.                                 +                             800               26,700
Possis Medical Inc.                                         +                           3,456               13,824
Prime Medical Service Inc.                                  +                           2,659               13,295
Province Healthcare Co.                                     +*                          2,368               93,240
PSS World Medical Inc.                                      +                           7,148               35,740
Psychemedics Corp.                                                                      2,416               12,442
Quest Diagnostics Inc.                                      +                           3,036              431,112
Quorum Health Group Inc.                                    +                           3,329               52,432
Rehabcare Group Inc.                                        +                           1,478               75,932
Renal Care Group Inc.                                       +                           3,513               96,333
Res-Care Inc.                                               +                           2,444               10,998
Resmed Inc.                                                 +*                          1,712               68,266
Respironics Inc.                                            +                           3,513              100,120
Ribozyme Pharmaceuticals Inc.                               +                           1,900               27,194
SciQuest.com Inc.                                           +                           3,205                4,207
Sola International Inc.                                     +                           6,513               26,866
Sonosite Inc.                                               +*                            920               11,730
Spectranetics Corp.                                         +                           3,055                4,010
SPECTRASCIENCE Inc.                                         +                           2,000               10,750
Staar Surgical Co.                                          +                           1,696               21,306
Steris Corp.                                                +                           4,554               73,433
Sunrise Assisted Living Inc.                                +*                          2,350               58,750
Sunrise Technologies International Inc.                     +*                          4,043                7,202
Syncor International Corp.                                  +                           2,382               86,645
Techne Corp.                                                +                           2,792              100,687
Theragenics Corp.                                           +                           2,984               14,920
Thermo Cardiosystems Inc.                                   +                           4,222               36,942
Thoratec Labs Corp.                                         +*                          1,851               20,361
Triad Hospitals Inc.                                        +*                          2,200               71,637
Trigon Healthcare Inc.                                      +                           2,192              170,565
TriPath Imaging Inc.                                        +                           3,479               30,442

U.S. Physical Therapy Inc.                      +        1,500          35,625
Universal Health Services Inc. "B"              +        1,865         208,414
Urologix Inc.                                   +        3,600          49,050
US Oncology Inc.                                +        4,023          25,395
Valentis Inc.                                   +        3,876          27,616
Varian Medical Systems Inc.                     +        2,230         151,501
Ventana Medical Systems Inc.                    +*       1,393          25,770
VISX Inc.                                       +        4,020          41,959
Vital Sign Inc.                                          1,469          47,192
WebMD Corp.                                     +       23,096         183,325
West Pharmaceutical Services Inc.                        1,471          36,131
Young Innovations Inc.                          +          903          17,383
ZEVEX International Inc.                        +        1,200           4,950
Zoll Medical Corp.                              +          677          23,737
------------------------------------------------------------------------------
                                                                     9,226,663
------------------------------------------------------------------------------

HEAVY CONSTRUCTION--0.01%
------------------------------------------------------------------------------
UNIFAB International Inc.                       +        1,700          16,150
------------------------------------------------------------------------------
                                                                        16,150
------------------------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED--3.42%
------------------------------------------------------------------------------
Berkshire Hathaway Inc. "A"                     +           95       6,745,000
Craig Corp.                                     +        1,000           2,875
Triarc Companies Inc.                           +        1,308          31,719
Walter Industries Inc.                                   3,486          25,709
------------------------------------------------------------------------------
                                                                     6,805,303
------------------------------------------------------------------------------

HOME BUILDERS--0.50%
------------------------------------------------------------------------------
AMREP Corporation                               +          500           2,031
Beazer Homes USA Inc.                           +        1,431          57,240
Champion Enterprises Inc.                       +        5,252          14,443
Clayton Homes Inc.                                       8,105          93,207
D.R. Horton Inc.                                         4,455         108,869
Del Webb Corp.                                  +        1,508          44,109
Dominion Homes Inc.                             +        1,300          10,969
Fleetwood Enterprises Inc.                               3,500          36,750
Lennar Corp.                                             3,750         135,938
M.D.C. Holdings Inc.                                     1,120          36,904
Monaco Coach Corp.                              +        1,835          32,457
Newmark Homes Corp.                             +        1,914          19,618
NVR Inc.                                        +          481          59,452
Palm Harbor Homes Inc.                          +        2,363          37,217
Ryland Group Inc.                                        1,057          43,073
Skyline Corp.                                            1,441          27,289
Standard-Pacific Corp.                                   3,026          70,733
Thor Industries Inc.                                     1,446          28,558
Toll Brothers Inc.                              +        2,254          92,132
Winnebago Industries Inc.                                2,120          37,233
------------------------------------------------------------------------------
                                                                       988,222
------------------------------------------------------------------------------

HOME FURNISHINGS--0.38%
------------------------------------------------------------------------------
Applica Inc.                                    +        4,014          19,568
Bassett Furniture Industries Inc.                        2,279          25,639
Ethan Allen Interiors Inc.                               3,049         102,141

Fedders Corp.                                            3,324          15,374
Furniture Brands International Inc.             +        4,120          86,778
Harman International Industries Inc.                     1,782          65,043
Kimball International Inc. "B"                           1,920          27,840
Lazare Kaplan International Inc.                +        2,279          11,537
La-Z-Boy Inc.                                            3,606          56,794
Libbey Inc.                                              1,773          53,855
Movado Group Inc.                                        1,678          25,589
Oneida Ltd.                                              1,947          36,141
Parkervision Inc.                               +*       1,320          48,345
Polycom Inc.                                    +        4,448         143,170
Rowe Furniture Corp.                                       499           1,310
Royal Appliance Manufacturing Co.               +          894           3,576
Salton Inc.                                     +*       1,283          26,542
------------------------------------------------------------------------------
                                                                       749,242
------------------------------------------------------------------------------

HOSPITAL & MEDICAL SUPPLIES--0.07%
------------------------------------------------------------------------------
Apogent Technologies Inc.                       +        6,918         141,819
------------------------------------------------------------------------------
                                                                       141,819
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS/WARES--0.39%
------------------------------------------------------------------------------
Blyth Inc.                                               2,800          67,550
Church & Dwight Co. Inc.                                 2,224          49,484
Dial Corp.                                               8,017          88,187
Enesco Group Inc.                                        7,002          32,822
Fossil Inc.                                     +        3,304          47,856
Harland (John H.) Co.                                    1,887          26,654
Helen of Troy Ltd.                              +        2,599          12,670
Nashua Corp.                                             3,083          13,689
National Presto Industries Inc.                          1,071          32,866
Pennzoil-Quaker State Co.                                5,777          74,379
Playtex Products Inc.                           +        4,899          47,153
Russ Berrie & Co. Inc.                                   1,994          42,123
Scotts Co. (The) "A"                            +        1,835          67,780
Standard Register Co.                                    2,728          38,874
Toro Co.                                                 1,375          50,445
Wallace Computer Services Inc.                           2,335          39,695
Yankee Candle Co. Inc. (The)                    +*       3,500          38,719
------------------------------------------------------------------------------
                                                                       770,946
------------------------------------------------------------------------------

INDUSTRIAL - DIVERSIFIED--0.00%
------------------------------------------------------------------------------
York Group Inc.                                          1,499           4,591
------------------------------------------------------------------------------
                                                                         4,591
------------------------------------------------------------------------------

INSURANCE--3.13%
------------------------------------------------------------------------------
Acceptance Insurance Companies Inc.             +        3,741          19,640
Alfa Corp.                                               1,928          35,427
Allmerica Financial Corp.                                3,500         253,750
American Financial Group Inc.                            3,332          88,506
American National Insurance Co.                          1,184          86,432
AmerUs Group Co.                                         1,749          56,624
Argonaut Group Inc.                                      2,775          58,275
Arm Financial Group Inc. "A"                    +        1,057               2
Baldwin & Lyons Inc. "B"                                 1,513          35,177

Bancinsurance Corp.                                           +                          1,050                4,594
Berkley (W.R.) Corp.                                                                     1,985               93,667
Brown & Brown Inc.                                                                       2,008               70,280
Capitol Transamerica Corp.                                                               1,713               21,305
CNA Financial Corp.                                           +                          9,227              357,546
CNA Surety Corp.                                                                         2,972               42,351
Commerce Group Inc.                                                                      2,012               54,686
Crawford & Co. "B"                                                                       3,782               43,966
Danielson Holding Corp.                                       +                            700                3,194
Delphi Financial Group Inc. "A"                               +                            948               36,498
Donegal Group Inc.                                                                       2,565               24,367
E.W. Blanch Holdings Inc.                                                                  874               15,240
Enhance Financial Services Group Inc.                                                    3,572               55,143
Erie Indemnity Co. "A"                                                                   4,799              143,070
Farm Family Holdings Inc.                                     +                            908               38,817
FBL Financial Group Inc. "A"                                                             2,105               36,706
Fidelity National Financial Inc.                                                         4,304              158,979
First American Corp.                                                                     4,208              138,338
FPIC Insurance Group Inc.                                     +*                         1,221               11,218
Fremont General Corp.                                                                    3,527                9,920
Gainsco Inc.                                                                               770                2,021
Gallagher (Arthur J.) & Co.                                                              2,346              149,264
Great American Financial Resources Inc.                                                  2,609               49,897
Hancock (John) Financial Services Inc.                                                  18,603              699,938
Harleysville Group Inc.                                                                  2,703               79,063
HCC Insurance Holdings Inc.                                                              3,153               84,934
HealthExtras Inc.                                             +                          3,729               13,051
Hilb Rogal & Hamilton Co.                                                                  847               33,774
Horace Mann Educators Corp.                                                              2,702               57,755
Independence Holding Co.                                                                 1,069               14,431
Intercontinental Life Corp.                                   +                          1,200               11,400
Kansas City Life Insurance Co.                                                           1,354               47,898
Kaye Group Inc.                                                                          1,300               10,075
LandAmerica Financial Group Inc.                                                         1,290               52,164
Leucadia National Corp.                                                                  4,082              144,656
Liberty Financial Companies Inc.                                                         2,664              118,714
Markel Corp.                                                  +                            346               62,626
Medical Assurance Inc.                                        +                          2,298               38,348
Mercury General Corp.                                                                    2,849              125,000
Meridian Insurance Group Inc.                                                            1,021               29,545
MONY Group Inc.                                                                          2,613              129,180
Nationwide Financial Services Inc.                                                       1,464               69,540
Navigators Group Inc.                                         +                          1,877               24,988
Ohio Casualty Corp.                                                                      5,178               51,780
Old Republic International Corp.                                                         8,000              256,000
Philadelphia Consolidated Holding Co.                         +*                         1,445               44,614
PICO Holdings Inc.                                            +                          2,300               28,606
PMA Capital Corp. "A"                                                                    2,309               39,830
PMI Group Inc. (The)                                                                     2,935              198,663
Presidential Life Corp.                                                                  2,120               31,668
Professionals Group Inc.                                      +                          1,112               26,758
Protective Life Corp.                                                                    3,582              115,520
Radian Group Inc.                                                                        2,506              188,107
Reinsurance Group of America Inc.                                                        2,557               90,774
RLI Corp.                                                                                  964               43,079

Selective Insurance Group Inc.                                                         1,963                47,603
StanCorp Financial Group Inc.                                                          2,000                95,500
State Auto Financial Corp.                                                             3,976                71,071
Stewart Information Services Corp.                          +                          2,478                54,981
Transatlantic Holdings Inc.                                                            1,950               206,456
Triad Guaranty Inc.                                         +                          1,498                49,621
21st Century Insurance Group                                                           4,619                65,821
UICI                                                        +                          4,968                29,498
United Fire & Casualty Co.                                                             1,251                24,707
Unitrin Inc.                                                                           4,544               184,600
Wesco Financial Corp.                                                                    418               117,772
White Mountains Insurance Group Inc.                                                     256                81,664
Zenith National Insurance Corp.                                                        1,762                51,759
------------------------------------------------------------------------------------------------------------------
                                                                                                         6,238,432
------------------------------------------------------------------------------------------------------------------


IRON / STEEL--0.16%
------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp.                                                                 8,844                77,385
Carpenter Technology Corp.                                                             1,780                62,300
Cleveland-Cliffs Inc.                                                                    641                13,822
Gibraltar Steel Corp.                                                                  1,160                20,373
National Steel Corp. "B"                                                               4,836                 5,743
Reliance Steel & Aluminum Co.                                                          1,537                38,041
Ryerson Tull Inc.                                                                      3,442                28,397
Shiloh Industries Inc.                                      +                          2,882                 9,547
Steel Dynamics Inc.                                         +                          4,841                53,251
Steel Technologies Inc.                                                                  438                 2,409
Weirton Steel Corp.                                         +                          2,700                 3,213
WHX Corp.                                                   +                          1,756                 1,317
------------------------------------------------------------------------------------------------------------------
                                                                                                           315,798
------------------------------------------------------------------------------------------------------------------

LEISURE TIME--0.42%
------------------------------------------------------------------------------------------------------------------
Ambassadors International Inc.                              +                            965                18,335
American Classic Voyages Co.                                +*                         2,034                28,476
Bally Total Fitness Holding Corp.                           +                          1,835                62,161
Callaway Golf Co.                                                                      4,560                84,930
Cannondale Corp.                                            +                          3,074                11,335
Direct Focus Inc.                                           +*                         1,200                40,275
Galileo International Inc.                                                             5,294               105,880
K2 Inc.                                                     +                          2,311                18,488
Polaris Industries Partners LP "A"                                                     1,847                73,418
Rawlings Sporting Goods Co.                                 +                          3,087                15,724
Resortquest International Inc.                              +                          3,354                20,543
Royal Caribbean Cruises Ltd.                                                          11,518               304,651
WMS Industries Inc.                                         +*                         3,102                62,428
------------------------------------------------------------------------------------------------------------------
                                                                                                           846,644
------------------------------------------------------------------------------------------------------------------

LODGING--0.60%
------------------------------------------------------------------------------------------------------------------
Ameristar Casinos Inc.                                      +                          7,800                39,975
Aztar Corp.                                                 +                          2,668                34,517
Boca Resorts Inc. "A"                                       +                          2,661                38,252
Boyd Gaming Corp.                                           +                          6,380                21,931
Choice Hotels International Inc.                            +                          4,489                61,443
Crestline Capital Corp.                                     +                          1,655                42,616
Extended Stay America Inc.                                  +                          5,792                74,427
Hollywood Casino Corp. "A"                                  +                          4,100                37,925

John Q Hammons Hotels Inc.                                 +                           2,600                15,763
Mandalay Resort Group Inc.                                 +                           4,756               104,335
Marcus Corp.                                                                           2,495                34,618
MGM Grand Inc.                                             *                          10,182               287,005
Park Place Entertainment Corp.                             +                          19,847               236,924
Prime Hospitality Corp.                                    +                           3,038                35,317
ShoLodge Inc.                                              +                           1,700                 7,863
Sonesta International Hotels Corp.                                                       800                 6,650
Station Casinos Inc.                                       +                           4,168                62,260
Suburban Lodges of America Inc.                            +                           3,969                22,574
Sunburst Hospitality Corp.                                 +                           4,093                29,674
Westcoast Hospitality Corp.                                +                             566                 2,901
------------------------------------------------------------------------------------------------------------------
                                                                                                         1,196,970
------------------------------------------------------------------------------------------------------------------

MACHINERY--0.95%
------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                                                             3,663                44,414
Albany International Corp. "A"                             +                           2,107                28,313
Applied Industrial Technologies Inc.                                                   1,369                28,150
Applied Science & Technology Inc.                          +                           1,416                16,992
Astec Industries Inc.                                      +                           1,643                21,667
Asyst Technologies Inc.                                    +                           2,036                27,359
Brooks Automation Inc.                                     +                           1,205                33,815
Cognex Corp.                                               +                           3,191                70,601
Columbus McKinnon Corp.                                                                1,316                11,680
Donaldson Co. Inc.                                                                     3,964               110,249
DT Industries Inc.                                         +                           2,068                 7,367
Dycom Industries Inc.                                      +                           2,491                89,520
Electroglas Inc.                                           +                           1,827                27,976
Esterline Technologies Corp.                               +                           1,575                41,344
Flowserve Corp.                                            +                           3,718                79,472
Gardner Denver Inc.                                        +                           2,593                55,231
Gasonics International Corp.                               +                           1,322                24,292
Gerber Scientific Inc.                                                                 3,216                27,537
Global Payment Tech Inc.                                   +                           2,540                 9,049
Graco Inc.                                                                             1,398                57,842
Hurco Companies Inc.                                       +                             600                 2,100
Idex Corp.                                                                             1,912                63,335
Imation Corp.                                              +                           1,818                28,179
Insituform Technologies Inc. "A"                           +                           1,180                47,053
JLG Industries Inc.                                                                    2,372                25,203
Kulicke & Soffa Industries Inc.                            +                           2,884                32,445
Lincoln Electric Holding Inc.                                                          3,754                73,672
Magnetek Inc.                                              +                           2,812                36,556
Manitowoc Co. Inc.                                                                     1,359                39,411
McClain Industries Inc.                                    +                           1,400                 4,113
Nordson Corp.                                                                          2,262                57,681
Paragon Technologies Inc.                                  +                           3,600                28,800
Paxar Corp.                                                +                           4,543                46,282
PLM International Inc.                                                                 1,800                 6,075
PPT Vision Inc.                                            +                           1,600                 4,900
Presstek Inc.                                              +                           1,890                19,845
Research Inc.                                              +                           3,200                11,200
Robbins & Myers Inc.                                                                   1,306                31,507
Satcon Technology Corp.                                    +                           1,203                11,880
Semitool Inc.                                              +                           1,816                17,593

SpeedFam-IPEC Inc.                                           +                           1,788               10,840
Stewart & Stevenson Services Inc.                                                        3,132               71,106
Tecumseh Products Co. "A"                                                                1,039               43,573
Tegal Corp.                                                  +                           4,300                6,988
Tennant Co.                                                                              1,215               58,320
Terex Corp.                                                  +                           1,930               31,242
Thermo Fibertek Inc.                                         +                           4,150               14,266
Thomas Industries Inc.                                                                   1,910               44,408
Ultratech Stepper Inc.                                       +                           2,243               58,038
United Dominion Industries Ltd.                                                          3,012               36,709
Unova Inc.                                                   +                           4,748               17,212
Woodward Governor Co.                                                                      816               36,516
Zebra Technologies Corp. "A"                                 +                           1,698               69,273
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,899,191
-------------------------------------------------------------------------------------------------------------------

MANUFACTURERS--0.47%
-------------------------------------------------------------------------------------------------------------------
Actuant Corp. "A"                                                                        1,928                5,784
AZZ Incorporated                                                                           700               12,338
Carlisle Companies Inc.                                                                  1,750               75,141
Cuno Inc.                                                    +                           1,796               48,155
Federal Signal Corp.                                                                     3,227               63,330
Harsco Corp.                                                                             2,388               58,954
Lancaster Colony Corp.                                                                   3,093               86,797
Newport News Shipbuilding Inc.                                                           1,678               87,256
Pentair Inc.                                                                             3,018               72,998
Pittston Brink's Group                                                                   3,275               65,091
Polymer Group Inc.                                                                       3,131               16,829
Samsonite Corp.                                              +                           2,267                3,117
Scott Technologies Inc.                                      +                           2,099               46,965
Sturm Ruger & Co. Inc.                                                                   2,392               22,575
Synalloy Corp.                                                                             300                1,425
Teleflex Inc.                                                                            2,073               91,601
Tredegar Corporation                                                                     2,217               38,659
Trinity Industries Inc.                                                                  2,237               55,925
U.S. Industries Inc.                                                                     5,310               42,480
Wabtec Corporation                                                                       3,405               40,009
-------------------------------------------------------------------------------------------------------------------
                                                                                                            935,429
-------------------------------------------------------------------------------------------------------------------

MEDIA--4.00%
-------------------------------------------------------------------------------------------------------------------
Acme Communications Inc.                                     +                           2,400               21,900
Adelphia Communications Corp. "A"                            +                           7,597              392,195
Banta Corp.                                                                              1,294               32,893
Beasley Broadcast Group Inc. "A"                             +                           1,700               14,131
Belo (A.H.) Corp.                                                                        7,894              126,304
BHC Communications Inc. "A"                                                              1,607              207,705
Big City Radio Inc.                                          +                           2,600                5,688
Cablevision Systems Corp.                                    +                           8,309              705,746
Charter Communications Inc.                                  +*                         11,800              267,713
Chris-Craft Industries Inc.                                  +                           2,263              150,490
Citadel Communications Corp.                                 +                           3,050               36,600
Classic Communications Inc. "A"                              +                           1,770                3,872
Cox Radio Inc. "A"                                           +                           2,765               62,385
Crown Media Holdings Inc.                                    +                           1,898               38,553
CTN Media Group Inc.                                         +                           1,438                7,550
Cumulus Media Inc."A"                                        +                           2,227                8,073

Emmis Communications Corp.                              +                                2,574               73,842
Entercom Communications Corp.                           +                                1,800               61,988
Fox Entertainment Group Inc. "A"                        +                               11,203              200,254
Gemstar-TV Guide International Inc.                     +                               25,900            1,201,113
Granite Broadcasting Corp.                              +                                1,368                1,368
Gray Communications Systems Inc. "B"                                                     2,271               33,355
Hearst-Argyle Television Inc.                           +                                2,673               54,629
Hispanic Broadcasting Corp.                             +                                6,746              172,023
Hollinger International Inc.                                                             5,722               90,837
Hollywood Media Corp.                                   +                                2,989               11,582
Houghton Mifflin Co.                                                                     1,647               76,380
HyperFeed Technologies Inc.                             +                                  997                1,558
Infinity Broadcasting Corp.                             +                               23,473              655,777
Information Holdings Inc.                               +                                1,958               45,891
Insight Communications Co. Inc.                         +                                2,900               68,150
Journal Register Co.                                    +                                2,867               46,051
Lee Enterprises Inc.                                                                     2,693               80,285
Liberty Corp.                                                                            1,034               42,071
Liberty Digital Inc. "A"                                +                                1,700                8,606
LodgeNet Entertainment Corp.                            +                                  900               15,863
Lynch Interactive Corp.                                 +                                  304               13,224
McClatchy Co. (The) "A"                                                                  2,899              123,389
Media General Inc. "A"                                                                   1,397               50,851
Mediacom Communications Corp.                           +                                4,250               73,047
Metromedia International Group Inc.                     +                                4,997               12,992
New Frontier Media Inc.                                 +                                1,500                2,297
On Command Corp.                                        +                                1,949               17,054
Paxson Communications Corp.                             +                                4,748               56,679
Pegasus Communications Corp.                            +                                3,312               85,284
Playboy Enterprises Inc. "B"                            +                                2,398               23,830
Primedia Inc.                                           +*                              11,571              138,129
Pulitzer Inc.                                                                              406               19,021
Radio Unica Communications Corp.                        +                                3,800               14,250
Rare Medium Group Inc.                                  +                                5,115                9,750
Readers Digest Association Inc. (The) "A"                                                6,294              246,253
Regent Communications Inc.                              +                                3,200               19,000
Scholastic Corp.                                        +                                  930               82,421
Scripps (E.W.) Company                                                                   4,911              308,779
Sinclair Broadcast Group "A"                            +                                4,099               41,118
Spanish Broadcasting System Inc. "A"                    +                                2,600               13,000
TiVo Inc.                                               +*                               2,700               14,513
United Television Inc.                                                                     620               71,920
UnitedGlobalCom Inc. "A"                                +                                5,046               68,752
Univision Communications Inc.                           +*                              13,714              561,417
USA Networks Inc.                                       +                               20,163              391,918
Value Line Inc.                                                                          1,146               39,609
Washington Post Company (The) "B"                                                          550              339,281
Wiley (John) & Sons Inc. "A"                                                             3,234               69,531
Wink Communications Inc.                                +                                2,600               15,600
XM Satellite Radio Holdings Inc. "A"                    +                                2,000               32,125
Youthstream Media Networks Inc.                         +                                2,318                1,739
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,980,194
-------------------------------------------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.12%
-------------------------------------------------------------------------------------------------------------------
Amcast Industrial Corp.                                                                  1,839               18,275

Circor International Inc.                                                                    1                    5
Kaydon Corp.                                                                             1,638               40,745
Penn Engineering & Manufacturing Corp.                                                     917               32,324
Precision Castparts Corp.                                                                2,578              108,437
TransTechnology Corp.                                                                    1,732                5,521
Valmont Industries Inc.                                                                  2,324               42,704
-------------------------------------------------------------------------------------------------------------------
                                                                                                            248,011
-------------------------------------------------------------------------------------------------------------------

METALS-DIVERSIFIED--0.18%
-------------------------------------------------------------------------------------------------------------------
AptarGroup Inc.                                                                          1,812               53,228
Atchison Casting Corp.                                        +                            457                1,285
Commercial Metals Co.                                                                    1,070               23,808
Matthews International Corp. "A"                                                           987               31,152
Maverick Tube Corp.                                           +                          1,669               37,761
Mueller Industries Inc.                                       +                          2,001               53,652
Niagara Corp.                                                 +                            600                  975
NS Group Inc.                                                 +                          1,534               14,496
Shaw Group Inc.                                               +                          2,670              133,500
TransPro Inc.                                                                            1,600                4,100
-------------------------------------------------------------------------------------------------------------------
                                                                                                            353,957
-------------------------------------------------------------------------------------------------------------------

MINING--0.16%
-------------------------------------------------------------------------------------------------------------------
Arch Coal Inc.                                                                           5,065               71,543
Brush Engineered Materials                                                               1,404               28,343
Century Aluminum Co.                                                                     1,637               18,621
Charles & Colvard Ltd.                                        +                          2,811                3,953
Kaiser Aluminum Corp.                                         +                          3,541               13,057
MAXXAM Inc.                                                   +                          1,713               26,016
Meridian Gold Inc.                                            +                          4,594               31,584
Stillwater Mining Co.                                         +                          2,620              103,097
United States Lime & Minerals Inc.                                                         600                3,000
USEC Inc.                                                                                5,274               22,744
-------------------------------------------------------------------------------------------------------------------
                                                                                                            321,958
-------------------------------------------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.19%
-------------------------------------------------------------------------------------------------------------------
General Binding Corp.                                         +                          3,195               21,566
Herman Miller Inc.                                                                       5,446              156,573
HON Industries Inc.                                                                      4,562              116,331
Insight Enterprises Inc.                                      +                          2,872               51,517
Steelcase Inc.                                                                           1,929               26,765
Virco Manufacturing Corp.                                                                1,321               12,880
-------------------------------------------------------------------------------------------------------------------
                                                                                                            385,632
-------------------------------------------------------------------------------------------------------------------

OIL & GAS PRODUCERS--3.62%
-------------------------------------------------------------------------------------------------------------------
Adams Resources & Energy Inc.                                                            1,600               22,800
Apco Argentina Inc.                                                                        771               21,203
Atmos Energy Corp.                                                                       1,953               47,604
Atwood Oceanics Inc.                                          +                            702               30,755
Barrett Resources Corp.                                       +                          1,827              103,796
Basin Exploration Inc.                                        +                          1,613               41,132
Belco Oil & Gas Corp.                                         +                          4,065               50,558
Bellwether Exploration Co.                                    +                          1,833               15,581
Berry Petroleum Co. "A"                                                                  2,178               29,131
Blue Dolphin Energy Co.                                       +                          7,300               21,900

BP Prudhoe Bay Royalty Trust                                                             1,489               18,426
Cabot Oil & Gas Corp. "A"                                                                2,315               72,199
Cal Dive International Inc.                                  +                           2,072               55,167
Callon Petroleum Corp.                                       +                           1,559               26,016
Cascade Natural Gas Corp.                                                                1,007               18,944
Chesapeake Energy Corp.                                      +                           9,200               93,150
Chiles Offshore Inc.                                         +                           2,500               62,500
Clayton Williams Energy Inc.                                 +                           1,100               29,700
Cross Timbers Oil Co.                                                                    4,627              128,399
Crown Central Petroleum Corp. "B"                            +                           2,950               28,947
Dawson Geophysical Co.                                       +                           1,900               17,575
Denbury Resources Inc.                                       +                           4,397               48,367
Diamond Offshore Drilling Inc.                                                           8,576              343,040
Energen Corp.                                                                            1,408               45,320
ENSCO International Inc.                                                                 9,456              322,095
Equitable Resources Inc.                                                                 1,961              130,897
Evergreen Resources Inc.                                     +                           1,493               57,667
Forest Oil Corp.                                             +                           1,623               59,848
FX Energy Inc.                                               +                             583                2,077
Giant Industries Inc.                                        +                           2,584               18,896
Global Marine Inc.                                           +                          11,856              336,414
Grey Wolf Inc.                                               +                           9,565               56,194
Hallwood Energy Corp.                                        +                               1                    7
Hanover Compressor Co.                                       +                           3,852              171,655
Helmerich & Payne Inc.                                                                   2,700              118,463
Houston Exploration Co.                                      +                           1,769               67,443
Howell Corp.                                                 *                           1,500               18,469
HS Resources Inc.                                            +                           1,185               50,214
Key Energy Services Inc.                                     +                           5,818               60,725
Louis Dreyfus Natural Gas Corp.                              +                           2,594              118,838
Magnum Hunter Resources Inc.                                 +                           4,600               49,738
Mallon Resources Corp.                                       +                           3,500               25,375
Marine Drilling Co. Inc.                                     +                           4,041              108,097
MarkWest Hydrocarbon Inc.                                    +                           1,779               20,014
McMoRan Exploration Co.                                      +                           2,119               28,077
Meridian Resource Corp. (The)                                +                           2,800               24,150
Midcoast Energy Resources Inc.                                                           1,562               34,071
Mitchell Energy & Development Corp. "A"                                                  2,797              171,316
Murphy Oil Corp.                                                                         2,711              163,846
National-Oilwell Inc.                                        +                           5,282              204,347
New Jersey Resources Corp.                                                                 696               30,102
Newfield Exploration Co.                                     +                           2,402              113,945
Noble Affiliates Inc.                                                                    3,249              149,454
Noble Drilling Corp.                                         +                           8,264              358,968
Northwest Natural Gas Co.                                                                1,209               32,039
Nuevo Energy Co.                                             +                           1,327               22,974
NUI Corp.                                                                                1,366               43,968
Ocean Energy Inc.                                            +                          11,362              197,415
Oceaneering International Inc.                               +                           2,232               43,385
Parker Drilling Co.                                          +                           6,495               32,881
Patina Oil & Gas Corp.                                                                   1,200               28,800
Patterson Energy Inc.                                        +                           2,100               78,225
Pennaco Energy Inc.                                          +                           2,300               45,138
Petroleum Development Corp.                                  +                           2,500               16,406
Piedmont Natural Gas Co.                                                                 1,471               56,174

Pioneer Natural Resources Co.                                +                           6,483              127,634
Pogo Producing Co.                                                                       2,195               68,319
Pride International Inc.                                     +                           4,254              104,755
Prima Energy Corp.                                           +                           1,030               36,050
R&B Falcon Corporation                                       +                          12,810              293,829
Remington Oil & Gas Corp.                                    +                           2,200               28,600
Seacor Smit Inc.                                             +                           1,050               55,256
Seitel Inc.                                                  +                           1,764               32,524
Semco Energy Inc.                                            *                           1,700               26,456
Southern Union Co.                                           +                           3,107               82,336
Southwest Gas Corp.                                                                      1,656               36,225
Spinnaker Exploration Co.                                    +                           2,000               85,000
St. Mary Land & Exploration Co.                                                          1,598               53,233
Stone Energy Corp.                                           +*                          1,374               88,692
Superior Energy Services Inc.                                +                           5,800               66,700
Swift Energy Co.                                             +                           1,629               61,291
Tesoro Petroleum Corp.                                       +                           3,192               37,107
Tom Brown Inc.                                               +                           1,879               61,772
UGI Corp.                                                                                1,570               39,741
Ultramar Diamond Shamrock Corp.                                                          6,219              192,012
Unit Corp.                                                   +                           2,349               44,484
UTI Energy Corp.                                             +                           2,832               93,102
Valero Energy Corp.                                                                      4,998              185,863
Vintage Petroleum Inc.                                                                   3,458               74,347
WD-40 Company                                                                            1,899               36,912
Western Gas Resources Inc.                                                               2,585               87,082
WestPort Resources Corp.                                     +                           2,900               63,619
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,203,958
-------------------------------------------------------------------------------------------------------------------

OIL & GAS SERVICES--1.06%
-------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                              +                           5,036              346,855
CARBO Ceramics Inc.                                                                      1,338               50,091
Cooper Cameron Corp.                                         +                           3,281              216,751
Dril-Quip Inc.                                               +                           1,536               52,512
Friede Goldman Halter Inc.                                   +                           3,924               13,979
Global Industries Ltd.                                       +                           5,078               69,505
Grant Prideco Inc.                                           +                           8,460              185,591
Hydril Co.                                                   +                           3,500               61,469
Input/Output Inc.                                            +                           5,654               57,600
Lone Star Technologies Inc.                                  +                           1,606               61,831
Mitcham Industries Inc.                                      +                           2,200                7,838
Newpark Resources Inc.                                       +                           6,968               66,632
Smith International Inc.                                     +                           3,053              227,639
Tidewater Inc.                                                                           3,738              165,874
Varco International Inc.                                     +                           6,749              146,791
Veritas DGC Inc.                                             +                           1,922               62,081
Weatherford International Inc.                               +                           6,860              324,135
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,117,174
-------------------------------------------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.35%
-------------------------------------------------------------------------------------------------------------------
AEP Industries Inc.                                          +*                            745               33,292
BWAY Corporation                                             +                           1,143                4,501
Gaylord Container Corporation "A"                            +                           5,383                5,383
Greif Brothers Corp. "A"                                                                 1,625               46,313
Ivex Packaging Corp.                                         +                           3,836               41,956

Longview Fibre Co.                                        3,612         48,762
Packaging Corporation of America             +            6,850        110,456
Silgan Holdings Inc.                         +            2,054         18,486
Smurfit-Stone Container Corp.                +           15,716        234,758
Sonoco Products Co.                                       7,046        152,370
------------------------------------------------------------------------------
                                                                       696,277
------------------------------------------------------------------------------

PHARMACEUTICALS--3.68%
------------------------------------------------------------------------------
aaiPharma Inc.                               +            1,732         17,645
Abgenix Inc.                                 +            5,332        314,921
Akorn Inc.                                   +            2,709         17,778
Alexion Pharmaceuticals Inc.                 +            1,216         78,964
Alkermes Inc.                                +*           3,692        115,837
Alliance Pharmaceutical Corp.                +            3,200         27,600
Allou Health & Beauty Care Inc. "A"          +            2,961          9,623
Alpharma Inc. "A"                            *            2,695        118,243
Amerisource Health Corp. "A"                 +            3,092        156,146
Amylin Pharmaceuticals Inc.                  +            4,300         33,863
Andrx Group                                  +            4,400        254,650
Antigenics Inc.                              +*           2,200         24,338
Aphton Corp.                                 +            2,832         50,976
Arqule Inc.                                  +            2,044         65,408
AVI BioPharma Inc.                           +            4,800         22,800
Aviron                                       +            1,303         87,057
Axys Pharmaceuticals Inc.                    +            3,011         16,937
Barr Laboratories Inc.                       +            2,151        156,889
Bergen Brunswig Corp. "A"                                 8,321        131,721
Bindley Western Industries Inc.                           2,417        100,457
Biocryst Pharmaceuticals Inc.                +            1,965         13,018
Biopure Corp.                                +*           2,300         46,000
Bone Care International Inc.                 +            2,573         44,545
Boston Life Sciences Inc.                    +            3,693         11,310
Cell Genesys Inc.                            +            2,359         53,815
Cell Therapeutics Inc.                       +            1,890         85,168
Cellegy Pharmaceuticals Inc.                 +            3,100         18,213
CIMA Labs Inc.                               +            1,000         65,063
Ciphergen Biosystems Inc.                    +            1,700         22,525
CollaGenex Pharmaceuticals Inc.              +            3,116         11,490
Columbia Laboratories Inc.                   +            1,757          7,577
Connetics Corp.                              +            1,637          7,469
Corixa Corp.                                 +*           2,213         61,682
Corvas International Inc.                    +            2,500         35,938
Cytoclonal Pharmaceuticals Inc.              +*           4,756         35,076
D&K Healthcare Resources Inc.                +            1,638         22,215
Dentsply International Inc.                               2,948        115,341
Digene Corp.                                 +            1,028         45,939
Duramed Pharmaceuticals Inc.                 +            2,262          7,564
Durect Corp.                                 +            3,800         45,600
Epix Medical Inc.                            +            1,921         16,088
Genta Inc.                                   +*           4,000         32,000
Genzyme Transgenics Corp.                    +            1,776         25,419
Geron Corp.                                  +*           2,194         33,870
Gilead Sciences Inc.                         +            2,949        244,583
Guilford Pharmaceuticals Inc.                +            1,220         21,960
Hemispherx Biopharma Inc.                    +*           3,710         17,623

Henry Schein Inc.                            +            2,680         92,795
Herbalife International Inc. "A"             *            1,768         13,481
Hi-Tech Pharmacal Co.                        +            2,400          9,000
Hyseq Inc.                                   +            1,078         15,496
ICN Pharmaceuticals Inc.                                  5,623        172,556
Ilex Oncology Inc.                           +            1,266         33,312
Imclone Systems Inc.                         +*           4,302        189,288
Immune Response Corp.                        +            3,465          9,096
Immunogen Inc.                               +            2,500         53,594
Inhale Therapeutic Systems Inc.              +*           3,004        151,702
Inkine Pharmaceutical Co.                    +            3,300         24,338
Intuitive Surgical Inc.                      +            2,200         18,700
IVAX Corporation                             +           11,104        425,283
Kos Pharmaceuticals Inc.                     +            1,853         32,659
KV Pharmaceuticals Co.                       +            2,242         56,050
Ligand Pharmaceuticals Inc. "B"              +            2,582         36,148
Magainin Pharmaceuticals Inc.                +            1,822          4,100
Martek Biosciences Corp.                     +            1,748         21,413
Medarex Inc.                                 +            4,728        192,666
MediChem Life Sciences Inc.                  +            1,600          7,400
Medicis Pharmaceutical Corp. "A"             +            2,143        126,705
Meridian Diagnostics Inc.                                 4,830         23,848
MGI Pharma Inc.                              +            1,333         21,995
Microcide Pharmaceuticals Inc.               +            2,892         11,930
Miravant Medical Technologies                +            1,191         11,054
Mylan Laboratories Inc.                                   8,154        205,379
NABI Inc.                                    +            3,300         15,263
Nastech Pharmaceutical Co. Inc.              +            3,000         21,000
Natrol Inc.                                  +            2,290          3,435
NBTY Inc.                                    +            3,730         17,718
Neose Technologies Inc.                      +            1,153         38,049
Neurocrine Biosciences Inc.                  +            1,371         45,414
NPS Pharmaceuticals Inc.                     +            2,251        108,048
Nu Skin Enterprises Inc. "A"                 +            3,109         16,517
Omnicare Inc.                                             5,605        121,208
OSI Pharmaceuticals Inc.                     +            1,998        160,090
Patterson Dental Co.                         +            3,980        134,823
Perrigo Co.                                  +            7,576         62,739
Pharmacyclics Inc.                           +*           1,356         46,443
Praecis Pharmaceuticals Inc.                 +            3,000         87,750
Priority Healthcare Corp. "B"                +            2,676        109,214
Progenics Pharmaceuticals Inc.               +            1,110         19,148
Protein Design Labs Inc.                     +            2,860        248,463
Sangstat Medical Corp.                       +            1,921         22,812
Sciclone Pharmaceuticals Inc.                +            3,400         13,600
Sepracor Inc.                                +*           4,746        380,273
Serologicals Corp.                           +            4,787         72,104
SICOR Inc.                                   +            8,763        126,516
Supergen Inc.                                +            2,151         29,845
Sybron Dental Specialties Inc.               +            2,306         38,914
Synaptic Pharmaceutical Corp.                +            2,594         13,294
Tanox Inc.                                   +            2,500         97,969
Texas Biotech Corp.                          +            4,257         36,568
3 Dimensional Pharmaceuticals Inc.           +            1,077         15,953
Titan Pharmaceuticals Inc.                   +            1,487         52,595

Triangle Pharmaceuticals Inc.                                 +                          3,876               19,138
Tularik Inc.                                                  +                          2,936               86,429
Twinlab Corp.                                                 +                          2,806                4,735
United Therapeutics Inc.                                      +                          1,400               20,650
V.I. Technologies Inc.                                        +                          1,752                9,198
VaxGen Inc.                                                   +                          1,500               29,250
Versicor Inc.                                                 +                          1,400               12,075
Vical Inc.                                                    +                          1,483               27,436
Vion Pharmaceuticals Inc.                                     +                          2,523               20,184
Viropharma Inc.                                               +*                         1,323               19,163
VIVUS Inc.                                                    +                          2,800                6,038
Zonagen Inc.                                                  +                          1,801                4,728
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,323,721
-------------------------------------------------------------------------------------------------------------------

PIPELINES--0.14%
-------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                    1,920              120,840
Questar Corp.                                                                            5,390              162,037
-------------------------------------------------------------------------------------------------------------------
                                                                                                            282,877
-------------------------------------------------------------------------------------------------------------------

REAL ESTATE--1.67%
-------------------------------------------------------------------------------------------------------------------
Acadia Realty Trust                                                                      1,437                8,083
American Community Property Trust                             +                            600                2,513
American Realty Investors Inc.                                +                            800               10,900
American Residential Investment Trust Inc.                                                 560                1,295
Amerivest Properties Inc.                                                                  700                3,325
AMLI Residential Properties Trust                                                        2,144               52,930
Arizona Land Income Corp. "A"                                                              500                2,281
Banyan Strategic Realty Trust                                                              797                4,384
Bedford Property Investors Inc.                                                          2,913               58,988
Brandywine Realty Trust                                                                  2,800               57,925
BRE Properties Inc. "A"                                                                  3,577              113,346
Cabot Industrial Trust                                                                   2,031               38,970
California Coastal Communities Inc.                           +                            535                1,605
Catellus Development Corp.                                    +                          7,676              134,330
CBL & Associates Properties Inc.                                                         1,282               32,451
Centerpoint Properties Corp.                                                             1,038               49,046
Chateau Communities Inc.                                                                 1,447               44,043
Chelsea GCA Realty Inc.                                       +                          1,895               69,878
Colonial Properties Trust                                                                1,165               30,363
Commercial Net Lease Realty Inc.                                                         4,713               48,014
Cornerstone Realty Income Trust                                                          4,949               52,274
Cousins Properties Inc.                                                                  3,327               92,948
Developers Diversified Realty Corp.                                                      2,963               39,445
Eastgroup Properties Inc.                                                                1,529               34,211
Equity Inns Inc.                                                                         6,529               40,398
First Industrial Realty Trust                                                            2,897               98,498
Forest City Enterprises Inc. "A"                                                         1,941               76,087
Gables Residential Trust                                                                 1,271               35,588
Getty Realty Corp.                                                                       2,600               39,325
Glenborough Realty Trust Inc.                                                            1,619               28,130
Glimcher Realty Trust                                                                    3,760               47,000
Grubb And Ellis Co.                                           +                          2,027               12,162
Healthcare Realty Trust                                                                  1,986               42,203
Home Properties of NY Inc.                                                               1,054               29,446
Income Opportunity Realty Investors Inc.                                                 1,900               15,319

Innkeepers USA Trust                                                                     4,029               44,571
Insignia Financial Group Inc.                                  +                         3,857               45,802
IRT Property Co.                                                                         6,387               51,894
JDN Realty Corp.                                                                         4,362               46,074
Jones Lang LaSalle Inc.                                        +                         3,226               44,761
JP Realty Inc.                                                                           2,389               37,627
Kennedy-Wilson Inc.                                            +                         1,098                4,804
Kilroy Realty Corp.                                                                      1,436               41,016
LNR Property Corp.                                                                       1,320               29,040
LTC Properties Inc.                                                                      3,945               14,054
Macerich Co. (The)                                                                       2,954               56,680
Manufactured Home Communities Inc.                                                       1,268               36,772
Meristar Hospitality Corp.                                                               2,369               46,640
Mills Corp.                                                                              1,980               32,794
Monmouth Real Estate Investment Corp. "A"                                                2,500               12,188
National Golf Properties Inc.                                                            2,360               48,528
National Health Investors Inc.                                                           4,195               30,938
Nationwide Health Properties Inc.                                                        2,267               29,188
Pacific Gulf Properties Inc.                                                             2,495               15,282
Pan Pacific Retail Properties Inc.                                                       2,846               63,501
Prentiss Properties Trust                                                                1,841               49,592
Presidential Realty Corp. "B"                                                              400                2,525
Price Enterprises Inc.                                         +                           800                4,100
Prime Group Realty Trust                                                                 2,857               41,069
PS Business Parks Inc.                                                                   1,157               32,165
Realty Income Corp.                                                                      1,799               44,750
Reckson Associates Realty Corp.                                                          2,790               69,927
Redwood Trust Inc.                                                                       2,417               42,902
Regency Realty Corp.                                                                     3,440               81,485
RFS Hotel Investors Inc.                                                                 4,113               53,726
Security Capital Group "B"                                     +*                        3,373               67,671
Shurgard Storage Centers Inc. "A"                                                        1,879               45,918
Sl Green Realty Corp.                                                                    2,571               71,988
Smith (Charles E) Residential Realty Inc.                                                1,282               60,254
Sovran Self Storage Inc.                                                                 1,479               29,395
St. Joe Company (The)                                                                    6,624              145,728
Storage USA Inc.                                                                         1,440               45,720
Stratus Properties Inc.                                        +                           639                3,195
Summit Properties Inc.                                                                   1,437               37,362
Sun Communities Inc.                                                                       863               28,911
Taubman Centers Inc.                                                                     4,167               45,577
Town & Country Trust                                                                     2,581               49,846
Trammell Crow Co.                                              +                         1,832               24,732
Transcontinental Realty Investments Inc.                                                   838                7,437
United Capital Corp.                                           +                           690               10,091
United Investors Realty Trust                                                              624                2,652
W.P. Carey & Co. LLC                                                                     2,232               40,399
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,318,975
-------------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--3.18%
-------------------------------------------------------------------------------------------------------------------
Alexander's Inc.                                               +                           723               48,938
Alexandria Real Estate Equities Inc.                                                     1,062               39,493
AMB Property Corp.                                                                       5,742              148,215
American Industrial Properties                                                           3,592               44,002
American Land Lease Inc.                                                                 2,793               27,581

American Mortgage Acceptance Corp.                                                       2,200               17,463
Apartment Investment & Management Co. "A"                                                4,531              226,267
Archstone Communities Trust                                                              8,411              216,583
Arden Realty Inc.                                                                        5,192              130,449
AvalonBay Communities Inc.                                                               3,956              198,295
Boston Properties Inc.                                                                   6,142              267,177
Camden Property Trust                                                                    2,993              100,266
Capital Automotive REIT                                                                  1,600               22,100
CarrAmerica Realty Corp.                                                                 4,310              134,957
Crescent Real Estate Equities Co.                                                        7,713              171,614
Crown American Realty Trust                                                              1,466                7,788
Duke-Weeks Realty Corp.                                                                  8,358              205,816
Equity Office Properties Trust                                                          17,710              577,789
Equity Residential Properties Trust                                                      7,320              404,888
Essex Property Trust Inc.                                                                  944               51,684
Federal Realty Investment Trust                                                          1,991               37,829
FelCor Lodging Trust Inc.                                                                3,337               79,879
Franchise Finance Corporation of America                                                 3,892               90,732
General Growth Properties Inc.                                                           3,506              126,873
Great Lakes REIT Inc.                                                                    3,319               57,668
Health Care Property Investors Inc.                                                      3,557              106,265
Health Care REIT Inc.                                                                    1,454               23,628
Highwoods Properties Inc.                                                                3,759               93,505
Hospitality Properties Trust                                                             2,835               64,142
Host Marriott Corp.                                                                     14,160              183,195
HRPT Properties Trust                                                                    8,685               65,680
IStar Financial Inc.                                                                     7,470              147,066
Kimco Realty Corp.                                                                       3,682              162,698
Koger Equity Inc.                                                                        2,289               35,623
Kramont Realty Trust                                                                     1,700               15,300
Liberty Property Trust                                                                   4,733              135,186
Mack-Cali Realty Corp.                                                                   2,858               81,632
Mid-America Apartment Communities Inc.                                                   1,542               34,791
Mission West Properties Inc.                                                             2,400               33,300
New Plan Excel Realty Trust                                                              6,847               89,867
Parkway Properties Inc.                                                                  1,052               31,231
Pinnacle Holdings Inc.                                        +                          2,900               26,281
Post Properties Inc.                                                                     2,301               86,431
Prologis Trust                                                                           9,975              221,944
Public Storage Inc.                                                                      8,094              196,785
Rouse Co.                                                                                4,269              108,860
Senior Housing Properties Trust                                                          4,318               40,211
Simon Property Group Inc.                                                               10,418              250,032
Spieker Properties Inc.                                                                  3,937              197,342
Thornbury Mortgage Inc.                                                                  2,392               21,678
United Dominion Realty Trust                                                             8,834               95,518
Vornado Realty Trust                                                                     5,568              213,324
Washington Real Estate Investment Trust                                                  1,796               42,431
Westfield America Inc.                                                                   6,581               95,013
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,333,305
-------------------------------------------------------------------------------------------------------------------

RETAIL--3.33%
-------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co. "A"                                   +                          7,220              144,400
AC Moore Arts & Crafts Inc.                                   +                          1,300               10,644
AG Services of America Inc.                                   +                          1,533               21,079

Amazon.com Inc.                                               +*                        22,464              349,596
American Eagle Outfitters Inc.                                +                          2,570              108,583
Ames Department Stores Inc.                                   +                          1,936                2,783
AnnTaylor Stores Corp.                                        +                          2,047               51,047
AutoNation Inc.                                               +*                        24,098              144,588
Baker (J.) Inc.                                                                          3,629               16,331
Barnes & Noble Inc.                                           +                          3,968              105,152
Bebe Stores Inc.                                              +                          2,424               51,813
Big Dog Holdings Inc.                                                                    3,241               12,154
BJ's Wholesale Club Inc.                                      +                          4,872              186,963
Blair Corp.                                                                                628               11,697
Blockbuster Inc.                                                                         2,900               24,288
Bob Evans Farms Inc.                                                                     2,133               45,460
Borders Group Inc.                                            +                          4,235               49,497
Brinker International Inc.                                    +                          4,133              174,619
Brown Shoe Company Inc.                                                                  1,408               18,304
Buckle Inc. (The)                                             +                          1,782               31,296
Burlington Coat Factory Warehouse Corp.                                                  3,019               57,172
buy.com Inc.                                                  +                          6,824                4,478
Casey's General Store Inc.                                                               2,654               39,644
Cash American Investments Inc.                                                           4,822               21,096
Cato Corp. "A"                                                                           2,013               27,679
CBRL Group Inc.                                                                          3,936               71,586
CDW Computer Centers Inc.                                     +                          5,644              157,327
Charlotte Russe Holding Inc.                                  +                          2,600               41,438
Charming Shoppes Inc.                                         +                          6,277               37,662
Chico's FAS Inc.                                              +                          1,716               35,822
Children's Place Retail Stores Inc.                           +*                         2,311               46,798
Christopher & Banks Corp.                                     +                          1,075               30,302
Claire's Stores Inc.                                                                     3,172               56,898
Coldwater Creek Inc.                                          +                          1,075               33,392
Cole National Corp.                                           +                          2,758               23,788
Copart Inc.                                                   +                          3,182               68,413
Cost Plus Inc.                                                +                          1,283               37,688
CSK Auto Corp.                                                +                          2,542                9,850
Cyberian Outpost Inc.                                         +                          2,009                2,386
Dollar Tree Stores Inc.                                       +                          7,369              180,541
Dress Barn Inc.                                               +                          1,218               35,322
Drugstore.com Inc.                                            +                          7,600                6,888
Duane Reade Inc.                                              +*                         1,259               38,478
eBay Inc.                                                     +                         16,706              551,298
Egghead.com Inc.                                              +                          3,787                2,249
Elder-Beerman Stores Corp.                                    +                            779                2,288
Electronics Boutique Holdings Corp.                           +                          1,502               26,285
eToys Inc.                                                    +                          8,800                1,650
Factory 2-U Stores Inc.                                       +                            923               30,574
Family Dollar Stores Inc.                                                               10,604              227,323
Filene's Basement Corp.                                       +                            900                    4
Footstar Inc.                                                 +                          1,097               54,302
Fred's Inc.                                                                              1,640               34,543
FreeMarkets Inc.                                              +*                         2,371               45,049
Genesco Inc.                                                  +                          2,099               51,294
Genesis Direct Inc.                                           +                          1,193                    1
Goody's Family Clothing Inc.                                  +                          3,491               15,710
Guitar Center Inc.                                            +                          1,598               18,177

Haverty Furniture Companies Inc.                                            1,522               15,030
Holiday RV Superstores Inc.                            +                      400                1,750
Hot Topic Inc.                                         +                    3,864               63,515
Intertan Inc.                                          +                    2,053               23,866
Intimate Brands Inc.                                                       30,350              455,250
Jill (J.) Group Inc. (The)                             +                      954               14,787
Jo-Ann Stores Inc.                                     +                    2,502               16,419
JumboSports Inc.                                       +                    8,300                   17
Kenneth Cole Productions "A"                           +                    1,374               55,304
Krispy Kreme Doughnuts Inc.                            +*                     705               58,515
Lands' End Inc.                                        +*                   1,852               46,522
Lillian Vernon Corporation                                                  1,236                8,652
Linens 'N Things Inc.                                  +                    2,442               67,460
Lithia Motors Inc. "A"                                 +                    1,725               21,455
Lone Star Steakhouse & Saloon Inc.                                          2,249               21,647
Mazel Stores Inc.                                      +                      408                1,173
Men's Wearhouse Inc. (The)                             +                    2,396               65,291
Michaels Stores Inc.                                   +                    1,927               51,066
MP3.com Inc.                                           +*                   4,900               17,609
MSC Industrial Direct Co. Inc. "A"                     +                    2,211               39,936
Neiman-Marcus Group Inc. "A"                           +                    2,792               99,291
Neoforma.com Inc.                                      +                    6,838                5,556
Network Commerce Inc.                                  +                    6,700                5,025
99 Cents Only Stores                                   +                    2,006               54,914
NPC International Inc.                                 +                    2,293               24,793
Nyer Medical Group Inc.                                +                    1,220                4,880
OfficeMax Inc.                                         +                    7,191               20,674
1-800 Contacts Inc.                                    +                      774               22,156
O'Reilly Automotive Inc.                               +                    3,404               91,057
Outback Steakhouse Inc.                                +                    4,394              113,695
Pacific Sunwear of California Inc.                     +                    1,911               48,969
Pantry Inc. (The)                                      +                    2,400               24,000
Payless Shoesource Inc.                                +                    1,204               85,183
PC Connection Inc.                                     +                    1,709               17,731
Pier 1 Imports Inc.                                                         6,351               65,495
Priceline.com Inc.                                     +                   11,722               15,385
PurchasePro.com Inc.                                   +*                   4,200               73,500
Right Start (The) Inc.                                 +                    3,600                4,500
Ross Stores Inc.                                                            5,000               84,375
Ruby Tuesday Inc.                                                           2,892               44,103
Ryan's Family Steak Houses Inc.                        +                    4,791               45,215
Saks Inc.                                              +                    9,662               96,620
School Specialty Inc.                                  +                    2,152               43,175
7-Eleven Inc.                                          +                    5,909               51,704
Shopko Stores Inc.                                     +                    1,867                9,335
Smart & Final Inc.                                     +                    2,130               18,105
Sonic Automotive Inc.                                  +                    2,812               19,333
Spiegel Inc. "A"                                                            7,393               31,882
Stamps.com Inc.                                        +                    4,200               11,681
Stein Mart Inc.                                        +                    2,429               28,237
Sunglass Hut International Inc.                        +                    4,116               21,095
Systemax Inc.                                          +                    2,716                3,395
Talbots Inc. (The)                                                          3,808              173,740
TBC Corp.                                              +                      882                4,024
Too Inc.                                               +                    3,300               41,250

Trans World Entertainment Corp.                        +                3,864               34,535
Tuesday Morning Corp.                                  +                3,000               15,938
Tweeter Home Entertainment Group Inc.                  +                2,464               30,030
Ugly Duckling Corp.                                    +                2,819               11,100
Urban Outfitters Inc.                                  +                1,853               14,708
Value City Department Stores Inc.                      +                2,744               14,406
Venator Group Inc.                                     +                6,863              106,377
Ventro Corporation                                     +                2,900                2,900
Webvan Group Inc.                                      +               10,506                4,925
Wet Seal Inc. "A"                                      +                1,108               22,783
Williams-Sonoma Inc.                                   +                3,388               67,760
Wilsons The Leather Experts Inc.                       +                1,298               18,172
Zale Corp.                                             +                1,704               49,523
--------------------------------------------------------------------------------------------------
                                                                                         6,628,183
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS--1.64%
--------------------------------------------------------------------------------------------------
Aetrium Inc.                                           +                1,228                3,377
Alliance Semiconductor Corp.                           +                2,230               25,227
Amkor Technology Inc.                                  +               10,273              159,392
ANADIGICS Inc.                                         +                1,914               31,342
Atmel Corp.                                            +               30,020              348,983
Axcelis Technologies Inc.                              +                5,870               52,096
AXT Inc.                                               +                2,592               85,698
Cirrus Logic Inc.                                      +                5,157               96,694
Cohu Inc.                                                               1,718               23,945
Credence Systems Corp                                  +                3,342               76,866
Cree Inc.                                              +*               4,472              158,896
Cypress Semiconductor Corp.                            +                7,547              148,582
Elantec Semiconductor Inc.                             +                1,200               33,300
Emcore Corp.                                           +                2,438              114,586
Entegris Inc.                                          +                4,290               32,108
General Semiconductor Inc.                             +                4,258               26,613
Integrated Device Technology Inc.                      +                6,481              214,683
Integrated Silicon Solution Inc.                       +                2,168               31,165
International Rectifier Corp.                          +                4,005              120,150
Intersil Holding Corp.                                 +                2,693               61,771
Kopin Corp.                                            +                3,600               39,825
Lam Research Corp.                                     +                7,699              111,636
Lattice Semiconductor Corp.                            +                6,192              113,778
LTX Corp.                                              +                3,108               40,258
MEMC Electronics Materials Inc.                        +                4,812               46,616
Microtune Inc.                                         +                2,086               34,549
OmniVision Technologies Inc.                           +                3,101               10,078
Optical Communication Products Inc.                    +                1,736               19,530
Pericom Semiconductor Corp.                            +                1,688               31,228
Pixelworks Inc.                                        +                2,194               49,091
Rambus Inc.                                            +                6,132              221,519
Transmeta Corp.                                        +*               7,645              179,658
Transwitch Corp.                                       +                5,066              198,207
TriQuint Semiconductor Inc.                            +                4,892              213,719
Varian Semiconductor Equipment Associates Inc.         +                1,730               41,088
Veeco Instruments Inc.                                 +                1,389               55,734
Virage Logic Corp.                                     +                1,566               23,490
--------------------------------------------------------------------------------------------------
                                                                                         3,275,478
--------------------------------------------------------------------------------------------------

SOFTWARE--6.57%
--------------------------------------------------------------------------------

Active Voice Corp.                                +                1,700               33,575
Acxiom Corp.                                      +                5,772              224,747
Akamai Technologies Inc.                          +*               6,777              142,741
Allscripts Inc.                                   +                1,600               14,950
American Management Systems Inc.                  +                2,578               51,077
Applied Graphics Technologies Inc.                +                1,090                3,679
Apropos Technology Inc.                           +                1,800               12,825
Ariba Inc.                                        +               15,700              843,875
At Home Corp. "A"                                 +               25,907              143,298
Avant! Corp.                                      +                2,717               49,755
AvantGo Inc.                                      +                1,863               11,644
Avid Technology Inc.                              +                2,096               38,285
BEA Systems Inc.                                  +               15,552            1,046,844
Blue Martini Software Inc.                        +                4,407               58,393
Cadence Design Systems Inc.                       +               15,871              436,453
Caminus Corp.                                     +*               1,260               29,295
Centillium Communications Inc.                    +*               1,976               43,966
CheckFree Corp.                                   +                4,781              205,882
ChoicePoint Inc.                                  +                3,068              201,146
Chordiant Software Inc.                           +                3,154                9,363
CMGI Inc.                                         +*              20,155              112,742
CNET Networks Inc.                                +                7,635              122,041
Cobalt Group Inc.                                 +                2,600                2,925
Computer Horizons Corp.                           +                2,694                6,567
Concero Inc.                                      +                  600                1,800
Convera Corp.                                     +                1,004               17,821
Corillian Corp.                                   +                2,647               31,764
Corio Inc.                                        +                3,664                7,557
Covad Communications Group Inc.                   +*               9,711               16,084
CSG Systems International Inc.                    +                3,198              150,106
Cybear Group                                      +                  655                  246
Cyber-Care Inc.                                   +*               5,200               11,050
DataTRAK International Inc.                       +                1,587                4,463
Digi International Inc.                           +                2,913               17,842
Digital Impact Inc.                               +                3,503                8,210
Digital Island Inc.                               +*               4,600               18,688
DigitalThink Inc.                                 +*               2,290               39,073
DoubleClick Inc.                                  +                7,844               86,284
DSL.net Inc.                                      +*               3,700                1,966
EarthLink Inc.                                    +                8,598               43,259
eBT International Inc.                            +                2,669                5,505
Ecometry Corp.                                    +                6,000               10,500
Edwards (J.D.) & Co.                              +                6,865              122,283
Electronic Arts Inc.                              +*               8,454              360,352
Embarcadero Technologies Inc.                     +                1,500               67,500
eMerge Interactive Inc. "A"                       +*               2,362                8,562
ePresence Inc.                                    +                2,346               10,190
eShare Communications Inc.                        +                2,181                2,726
eSPEED Inc. "A"                                   +                  800               12,550
Evolve Software Inc.                              +                2,376               11,583
eXcelon Corp.                                     +                2,332                3,498
EXE Technologies Inc.                             +                5,300               68,900
Exodus Communications Inc.                        +*              26,840              536,800
Extensity Inc.                                    +                2,620               15,761

FirePond Inc.                                     +                2,751               25,963
Fiserv Inc.                                       +                7,700              365,269
Frontstep Inc.                                    +                  341                1,172
Genomica Corp.                                    +                2,500               13,203
Geoworks Corp.                                    +                1,820                5,346
Globix Corp.                                      +                2,108                5,797
GraphOn Corp.                                     +                2,600                3,575
HearMe Inc.                                       +                7,800                4,875
Homestore.com Inc.                                +                5,200              104,650
i2 Technologies Inc.                              +               25,634            1,393,849
ibasis Inc.                                       +*               2,400                9,900
iBeam Broadcasting Corp.                          +                8,097                8,603
Identix Inc.                                      +                1,933               15,174
Information Resources Inc.                        +                6,741               22,330
Informax Inc.                                     +                1,697               17,606
Informix Corp.                                    +               17,525               52,027
InfoSpace Inc.                                    +*              18,565              164,184
Inktomi Corp.                                     +                7,344              131,274
Innoveda Inc.                                     +                2,888                5,957
InteliData Technologies Corp.                     +                3,100                8,041
Interactive Intelligence Inc.                     +                3,300               79,613
Internet Capital Group Inc.                       +*               1,984                6,510
Internet Pictures Corp.                           +                3,221                3,120
Inter-Tel Inc.                                                     2,668               20,510
iVillage Inc.                                     +                2,800                2,975
JDA Software Group Inc.                           +                2,263               29,560
Keane Inc.                                        +                3,849               37,528
L90 Inc.                                          +                2,700               11,644
Lante Corp.                                       +                2,834                4,428
Legato Systems Inc.                               +                5,682               42,260
LifeMinders Inc.                                  +                2,100                7,350
Lightspan Inc.                                    +                4,460                6,411
Liquid Audio Inc.                                 +                2,300                5,894
Loudeye Technologies Inc.                         +                3,412                4,052
Macromedia Inc.                                   +                3,289              199,807
Manugistics Group Inc.                            +                3,558              202,806
Mediaplex Inc.                                    +                1,900                1,544
Mercator Software Inc.                            +                1,682                9,041
National Data Corp.                                                1,916               70,174
Net2Phone Inc.                                    +                6,000               44,250
Netcentives Inc.                                  +*               3,900               14,869
netGuru Inc.                                      +*               1,600                6,300
Netpliance Inc.                                   +                3,827                2,033
Network Associates Inc.                           +                9,017               37,759
Netzee Inc.                                       +                2,300                  863
NetZero Inc.                                      +                6,400                5,600
New Era of Networks Inc.                          +                2,188               12,855
NorthPoint Communications Group Inc.              +                8,900                3,059
Numerical Technologies Inc.                       +                1,548               27,961
Objective Systems Integrator Inc.                 +                4,184               73,743
Openwave Systems Inc.                             +               10,392              498,166
Optika Inc.                                       +                2,200                1,719
Opus360 Corp.                                     +                2,786                  871
Pegasystems Inc.                                  +                4,283                9,904
Peregrine Systems Inc.                            +                8,864              175,064

Per-Se Technologies Inc.                          +                    1                     3
Pinnacle Systems Inc.                             +                2,668                19,677
Pixar Inc.                                        +*               2,588                77,640
PLATO Learning Inc.                               +                3,600                54,225
Previo Inc.                                       +                2,300                 7,763
Prodigy Communications Corp. "A"                  +                3,738                 5,607
Promotions.com. Inc.                              +                2,000                   688
PSINET Inc.                                       +*              12,580                 9,042
RadiSys Corp.                                     +                  963                24,918
Rational Software Corp.                           +               11,576               450,741
Razorfish Inc. "A"                                +                5,150                 8,369
RealNetworks Inc.                                 +               10,088                87,640
Remedy Corp.                                      +                3,373                55,865
Resonate Inc.                                     +*               1,960                18,620
Reynolds & Reynolds Co. "A"                                        4,877                98,759
Rhythms Netconnections Inc.                       +                5,200                 5,850
Saba Software Inc.                                +*               3,033                47,770
Seachange International Inc.                      +                1,209                24,558
SeeBeyond Technology Corp.                        +                5,000                51,250
SignalSoft Corp.                                  +                2,244                22,019
Simione Central Holdings Inc.                     +                   56                   182
SkillSoft Corp.                                   +                3,159                59,231
SpeechWorks International Inc.                    +                2,100               103,031
Structural Dynamics Research Corp.                +                3,927                39,270
Support.com Inc.                                  +                2,388                48,357
Sybase Inc.                                       +                6,256               123,947
Symantec Corp.                                    +                5,037               168,110
Synplicity Inc.                                   +                2,100                30,450
SynQuest Inc.                                     +                2,475                18,253
Talarian Corp.                                    +                1,566                 5,481
TeleCommunication Systems Inc.                    +                1,100                 3,713
3Dfx Interactive Inc.                             +                3,954                   989
TIBCO Software Inc.                               +               12,400               594,425
Total System Services Inc.                        *               13,681               306,112
TriZetto Group Inc. (The)                         +                3,100                51,731
Ulticom Inc.                                      +                2,644                90,061
United Leisure Corp.                              +                1,400                 2,975
USinternetworking Inc.                            +*               5,625                28,125
ValueClick Inc.                                   +                3,120                15,405
VIA NET.WORKS Inc.                                +                4,395                16,756
Vicinity Corp.                                    +                2,374                 7,048
Viewpoint Corp.                                   +                2,281                12,403
Vignette Corp.                                    +               14,744               265,392
V-One Corp.                                       +                2,900                 1,813
webMethods Inc.                                   +*               2,956               262,899
Wind River Systems Inc.                           +                4,998               170,557
Witness Systems Inc.                              +                1,800                24,300
Worldwide Xceed Group Inc.                        +                1,508                   189
ZipLink Inc.                                      +                2,400                   975
ZixIt Corp.                                       +*                 849                 7,429
----------------------------------------------------------------------------------------------
                                                                                    13,088,642
----------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--2.40%
----------------------------------------------------------------------------------------------
ADTRAN Inc.                                       +                2,418                51,383
Advanced Fibre Communications Inc.                +                5,085                91,848

Advanced Switching Communications Inc.            +                3,413               16,638
AltiGen Communications Inc.                       +                4,300                4,838
American Tower Corp.                              +*              10,671              404,164
ANTEC Corp.                                       +                2,793               22,082
Avanex Corp.                                      +*               3,946              235,034
Ciena Corp.                                       +               18,038            1,467,842
Commscope Inc.                                    +                3,405               56,395
Corvis Corp.                                      +*              22,585              537,805
Cosine Communications Inc.                        +*               6,899               95,724
DMC Stratex Networks Inc.                         +                4,160               62,400
Endwave Corp.                                     +                2,600                8,125
Glenayre Technologies Inc.                        +                4,286               15,135
Handspring Inc.                                   +*                 820               31,929
Harmonic Inc.                                     +                3,553               20,208
Harris Corp.                                                       4,200              128,625
Integrated Telecom Express Inc.                   +                2,206               10,547
Ixia                                              +                2,956               67,619
NEON Communications Inc.                          +                  892                5,798
Netergy Networks Inc.                             +                2,583                4,843
Network Engines Inc.                              +                2,444               10,234
New Focus Inc.                                    +*                 470               16,333
Nx Networks Inc.                                  +                4,600                2,875
Oplink Communications Inc.                        +*               9,617              172,505
Peco II Inc.                                      +                1,308               33,845
RF Micro Devices Inc.                             +*              10,152              278,546
SBA Communications Corp.                          +                2,200               90,338
Sonus Networks Inc.                               +*               1,074               27,119
Spectrasite Holdings Inc.                         +                8,500              112,625
Sycamore Networks Inc.                            +               17,300              644,425
Telaxis Communications Corp.                      +                1,737                3,148
Williams Communications Group Inc.                +*               4,300               50,525
---------------------------------------------------------------------------------------------
                                                                                    4,781,500
---------------------------------------------------------------------------------------------

TELECOMMUNICATIONS--7.28%
---------------------------------------------------------------------------------------------
ACTV Inc.                                         +                2,567               10,910
Adaptive Broadband Corp.                          +                2,644               16,195
Adelphia Business Solutions Inc.                  +                2,525               10,731
Advanced Radio Telecom Corp.                      +                2,885                2,975
Aether Systems Inc.                               +*               2,500               97,813
AirGate PCS Inc.                                  +                1,100               39,050
Airnet Communications Corp.                       +*               2,639               17,813
Alamosa PCS Holdings Inc.                         +                3,936               31,488
Alaska Communications Systems Group               +                5,700               41,325
Allegiance Telecom Inc.                           +                7,328              163,163
Allen Telecom Inc.                                +                2,811               50,422
Allied Riser Communications Corp.                 +                3,800                7,719
American Access Technologies Inc.                 +                2,800                3,325
Anaren Microwave Inc.                             +                1,506              101,184
Anixter International Inc.                        +                1,873               40,504
Applied Digital Solutions Inc.                    +                3,900                2,681
Applied Signal Technology Inc.                                     2,475               12,607
Arch Wireless Inc.                                +                5,166                3,229
Arguss Communications Inc.                        +                1,271               11,598
Aspect Communications Corp.                       +                3,988               32,091
At Comm Corporation                               +                  800               16,000

Audiovox Corp. "A"                                            +                          1,336               12,024
Avocent Corporation                                           +                          3,047               82,269
Aware Inc.                                                    +                          2,327               41,304
Bogen Communications International Inc.                       +                          1,000                4,250
Boston Communications Group Inc.                              +                          1,300               36,238
Broadwing Inc.                                                +                         13,326              303,999
Carrier Access Corp.                                          +                          1,356               12,204
Catapult Communications Corp.                                 +                          1,500               25,125
C-COR.net Corp.                                               +                          2,770               26,921
Celeritek Inc.                                                +                          1,200               45,750
Cellular Technical Services Co. Inc.                          +                          1,000                2,813
Centennial Cellular Corp. "A"                                 +                          6,072              113,850
Choice One Communications Inc.                                +*                         3,057               28,468
Citizen Communications Co.                                    +                         18,157              238,311
Com21 Inc.                                                    +                          5,130               24,047
Commonwealth Telephone Enterprises Inc.                       +                          1,623               56,805
Comtech Telecommunications Corp.                              +                          1,200               18,675
Conestoga Enterprises Inc.                                                               1,057               18,225
Convergent Communications Inc.                                +                          4,100                2,434
Copper Mountain Networks Inc.                                 +                          3,100               18,309
Cosair Communications Inc.                                    +                          1,759               12,533
Cox Communications Inc. "A"                                   +                         35,901            1,671,640
Crown Castle International Corp.                              +                         12,909              349,350
CT Communications Inc.                                                                   1,200               16,875
CTC Communications Group Inc.                                 +                          1,938                8,963
Cypress Communications Inc.                                   +                          6,782                6,146
D&E Communications Inc.                                                                    973               20,555
Data Critical Corp.                                           +                          2,300                5,678
Data Race Inc.                                                +                          3,209                2,407
Davox Corp.                                                   +                          1,762               17,180
Deltathree Inc.                                               +                          2,063                2,450
Digital Lightware Inc.                                        +                          1,977               62,646
Ditech Communications Corp.                                   +                          1,800               28,913
Dobson Communications Corp. "A"                               +                          6,625               96,891
e.spire Communications Inc.                                   +                          7,893                3,947
Echostar Communications Corp.                                 +                         14,756              335,699
Efficient Networks Inc.                                       +*                         4,100               54,838
EMS Technologies Inc.                                         +                          1,920               22,320
Emulex Corp.                                                  +                          4,608              368,352
Finisar Corp.                                                 +*                        11,000              319,000
Focal Communications Corp.                                    +                          4,200               29,400
General Communication Inc. "A"                                +                          5,033               35,231
General DataComm Industries Inc.                              +                          3,900                4,144
General Motors "H"                                            +                         47,743            1,098,089
Gentner Communications Corp.                                  +                          1,500               17,625
Global Telesystems Inc.                                       +                         13,672               11,109
GoAmerica Inc.                                                +*                         3,846               20,672
Hickory Tech Corp.                                                                       1,303               26,712
High Speed Access Corp.                                       +                          8,400                8,925
Hungarian Telephone and Cable Corp.                           +                          1,300                7,475
ICG Communications Inc.                                       +*                         3,058                  367
IDT Corp.                                                     +                          3,739               76,182
I-Link Inc.                                                   +                          2,839                2,218
Illuminet Holdings Inc.                                       +                          1,800               41,288
Inet Technologies Inc.                                        +                          3,100              125,550

Infonet Services Corp. "B"                                   +                          19,395               96,975
InterDigital Communications Corp.                            +                           3,187               17,230
Interspeed Inc.                                              +                           2,000                  563
InterVoice-Brite Inc.                                        +                           2,790               20,228
ITC DeltaCom Inc.                                            +                           3,294               17,757
LCC International Inc. "A"                                   +                           2,000               21,750
Leap Wireless International Inc.                             +                           1,855               46,375
Level 3 Communications Inc.                                  +                          23,341              765,877
Lexent Inc.                                                  +                           2,535               43,412
Liberty Satellite & Technology Inc. "A"                      +                           3,100                9,784
Lightbridge Inc.                                             +                           1,890               24,806
Lightpath Technologies Inc. "A"                              +                           3,100               43,013
Loral Space & Communications Ltd.                            +                          17,697               56,409
MarketWatch.com Inc.                                         +                           2,525                7,575
Mastec Inc.                                                  +                           3,042               60,840
MCK Communications Inc.                                      +                           1,300               10,969
McLeodUSA Inc. "A"                                           +*                         38,554              544,575
MessageMedia Inc.                                            +                           2,357                1,031
Metricom Inc.                                                +*                          2,287               23,013
Metro One Telecommunications Inc.                            +                           1,410               35,250
Metrocall Inc.                                               +                           7,310                3,427
Metromedia Fiber Network Inc. "A"                            +*                         29,822              301,948
Motient Corp.                                                +                           3,084               12,336
Mpower Communications Corp.                                  +                           5,148               26,384
MRV Communications Inc.                                      +*                          4,164               55,694
Natural Microsystems Corp.                                   +                           1,980               19,553
Netro Corp.                                                  +                           3,300               22,894
Network Access Solutions Corp.                               +                           4,600                2,875
Network Plus Corp.                                           +*                          3,300                8,250
Newport Corp.                                                                            2,005              157,612
Next Level Communications Inc.                               +*                          5,200               59,150
Nextel Partners Inc. "A"                                     +                          11,000              184,938
NTELOS Inc.                                                                              1,582               27,883
NTL Inc.                                                     +*                         17,378              415,986
Nucentrix Broadband Networks Inc.                            +*                          1,300               14,625
NumereX Corp. "A"                                            +                           2,000               16,500
Optical Cable Corp.                                          +*                          3,152               28,560
Pac-West Telecomm Inc.                                       +                           2,800                9,625
PanAmSat Corp.                                               +                           1,154               40,029
P-Com Inc.                                                   +                           4,105               12,572
Plantronics Inc.                                             +                           3,720              174,840
Pliant Systems Inc.                                          +*                          2,200                2,544
Powertel Inc.                                                +                           2,117              131,122
Powerwave Technologies Inc.                                  +                           3,813              223,061
Price Communications Corp.                                   +                           3,564               59,920
Primus Telecommunications Group Inc.                         +                           2,354                5,444
Proxim Inc.                                                  +                           1,396               60,028
PTEK Holdings Inc.                                           +                           4,348                6,250
RCN Corp.                                                    +                           5,617               35,457
Rural Cellular Corp. "A"                                     +                           1,086               32,173
Savvis Communications Corp.                                  +                           6,224                5,446
SDL Inc.                                                     +*                          5,594              828,961
Sirius Satellite Radio Inc.                                  +                           3,037               90,920
Somera Communications Inc.                                   +                           5,500               47,781
Spectralink Corp.                                            +                           2,266               32,715

STAR Telecommunications Inc.                                 +                          4,590                 4,590
Startec Global Communications Corp.                          +                          3,401                13,179
STM Wireless Inc. "A"                                        +                          1,900                 5,581
Superior Telecom Inc.                                        +*                         4,027                 7,802
Talk.com Inc.                                                +                          8,388                12,058
Tekelec                                                      +                          3,821               114,630
TeleCorp PCS Inc.                                            +                         11,015               246,461
Teligent Inc. "A"                                            +*                         3,365                 6,520
Telocity Inc.                                                +                          6,837                13,674
Telular Corp.                                                +                          2,600                13,163
Terayon Communications Systems Inc.                          +*                         3,868                15,714
Tessco Technologies Inc.                                     +                            762                13,716
Time Warner Telecom Inc. "A"                                 +                          2,500               158,594
Tollgrade Communications Inc.                                +                            928                33,872
Triton PCS Holdings Inc. "A"                                 +                          3,700               125,569
Tut Systems Inc.                                             +                          2,700                22,275
U.S. Wireless Corp.                                          +*                         1,400                 6,125
United States Cellular Corp.                                 +*                         5,709               343,967
Ursus Telecom Corp.                                          +                          3,900                 1,463
US LEC Corp. "A"                                             +                          1,881                 9,052
VerticalNet Inc.                                             +                          5,400                35,944
Viasat Inc.                                                  +                          1,314                17,246
Viatel Inc.                                                  +*                         3,759                13,979
Vixel Corp.                                                  +                          3,900                 7,313
Voicestream Wireless Corp.                                   +                         10,105             1,016,816
VTEL Corp.                                                   +                          2,700                 2,363
WebEx Communications Inc.                                    +*                         2,500                52,188
WebLink Wireless Inc.                                        +                          5,172                17,779
West Teleservices Corp.                                      +                          4,233               119,053
Westell Technologies Inc.                                    +                          3,058                 9,365
Western Wireless Corp. "A"                                   +                          4,526               177,363
Winstar Communications Inc.                                  +                          6,499                75,957
World Access Inc.                                            +*                         3,390                 8,157
WorldGate Communications Inc.                                +                          1,700                 6,481
XETA Corp.                                                   +                          1,300                13,000
Zoom Telephonics Inc.                                        +                          2,200                 7,288
Z-Tel Technologies Inc.                                      +*                         3,200                16,600
-------------------------------------------------------------------------------------------------------------------
                                                                                                         14,506,046
-------------------------------------------------------------------------------------------------------------------

TELEPHONE--0.34%
-------------------------------------------------------------------------------------------------------------------
Covista Communications Inc.                                  +                          1,984                 2,728
Intermedia Communications Inc.                               +*                         3,374                24,251
Telephone & Data Systems Inc.                                                           3,836               345,240
XO Communications Inc. "A"                                   +*                        17,244               307,159
-------------------------------------------------------------------------------------------------------------------
                                                                                                            679,378
-------------------------------------------------------------------------------------------------------------------

TEXTILES--0.77%
-------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                 *                         10,495               558,203
Coach Inc.                                                   +                          2,700                77,625
Columbia Sportswear Co.                                      +                          1,629                81,043
Cone Mills Corp.                                             +                          3,737                 9,576
Culp Inc.                                                                                 581                 1,162
Cutter & Buck Inc.                                           +*                         2,304                17,568
Dan River Inc. "A"                                           +                          1,800                 3,996
G&K Services Inc. "A"                                                                   2,016                56,700

Gerber Childrenswear Inc.                                   +                          1,474                 6,725
Guess ? Inc.                                                +                          2,319                12,320
Guilford Mills Inc.                                                                    2,139                 3,476
Hallwood Group Inc.                                         +                            600                 2,325
Kellwood Co.                                                                           2,167                45,778
Mohawk Industries Inc.                                      +                          3,065                83,904
Nautica Enterprises Inc.                                    +                          2,466                37,568
Oxford Industries Inc.                                                                 1,514                23,089
Polo Ralph Lauren Corp.                                     +                          2,206                49,221
Quaker Fabric Corp.                                         +                          5,100                20,400
Quiksilver Inc.                                             +                          1,669                32,337
Shaw Industries Inc.                                                                   7,495               141,937
Sirena Apparel Group Inc. (The)                             +                            300                     1
Starter Corp.                                               +                          3,200                     3
Tag-It Pacific Inc.                                         +                            500                 2,031
Tarrant Apparel Group                                       +                          2,213                 8,022
Timberland Co. "A"                                          +                          2,452               163,978
Westpoint Stevens Inc.                                                                 3,330                24,942
Wolverine World Wide Inc.                                                              4,159                63,425
-------------------------------------------------------------------------------------------------------------------
                                                                                                         1,527,355
-------------------------------------------------------------------------------------------------------------------

TOBACCO--0.19%
-------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings Inc.                                                    6,300               307,125
Universal Corporation                                                                  1,306                45,710
Vector Group Ltd.                                           *                          1,642                25,964
-------------------------------------------------------------------------------------------------------------------
                                                                                                           378,799
-------------------------------------------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.07%
-------------------------------------------------------------------------------------------------------------------
Action Performance Companies Inc.                           +*                         1,745                 4,144
Boyds Collection Ltd. (The)                                 +                          5,400                50,288
Department 56 Inc.                                          +                          1,308                15,042
Fotoball USA Inc.                                           +                          2,400                 2,700
Jakks Pacific Inc.                                          +                          1,528                13,943
Marvel Enterprises Inc.                                     +                          3,233                 4,647
Media Arts Group Inc.                                       +                          2,281                 9,837
Topps Co. (The)                                             +                          4,511                41,445
-------------------------------------------------------------------------------------------------------------------
                                                                                                           142,046
-------------------------------------------------------------------------------------------------------------------

TRANSPORTATION--1.06%
-------------------------------------------------------------------------------------------------------------------
ABC Rail Products Corp.                                     +                          1,831                11,100
Airborne Inc.                                                                          2,660                25,935
Airnet Systems Inc.                                         +                          5,219                19,897
Alexander & Baldwin Inc.                                                               1,900                49,875
Allied Holdings Inc.                                        +                            490                 1,348
American Freightways Corp.                                  +                          2,215                61,882
Arkansas Best Corp.                                         +                          1,023                18,734
Arnold Industries Inc.                                                                 2,724                49,032
Atlas Air Inc.                                              +                          2,404                78,431
Avis Group Holdings Inc.                                    +                          2,100                68,381
Budget Group Inc.                                           +                          1,609                 3,419
CH Robinson Worldwide Inc.                                                             5,686               178,754
CNF Transportation Inc.                                                                3,238               109,485
Consolidated Freightways Corp.                              +                          1,266                 5,301
Dollar Thrifty Automotive Group Inc.                        +                          1,679                31,481
EGL Inc.                                                    +                          3,073                73,560

Expeditors InternationalWashington Inc.                                                3,404                182,752
Florida East Coast Industries Inc.                                                     2,523                 90,513
Forward Air Corp.                                               +                        993                 37,051
Fritz Companies Inc.                                            +                      3,622                 21,958
Heartland Express Inc.                                          +                      2,142                 48,864
Hunt (J.B.) Transport Services Inc.                                                    2,492                 41,897
Hvide Marine Inc. "A"                                           +                          5                      1
Kirby Corp.                                                     +                      2,435                 51,135
Landair Corp.                                                   +                      2,000                  7,500
Landstar System Inc.                                            +                        564                 31,267
M.S. Carriers Inc.                                              +                      1,048                 34,322
Maritrans       Inc.                                                                     540                  4,455
Motor Cargo Industries Inc.                                     +                        400                  2,700
Offshore Logistics Inc.                                         +*                     1,491                 32,126
Overseas Shipholding Group Inc.                                                        1,746                 40,049
Petroleum Helicopters NV                                        +                      1,345                 16,791
Roadway Express Inc.                                                                   1,765                 37,396
Simon Transportation Services Inc.                              +                        500                  2,656
Swift Transportation Co. Inc.                                   +                      4,041                 80,062
United Parcel Service Inc.                                                             5,900                346,994
US Freightways Corp.                                                                   1,375                 41,357
USA Truck Inc.                                                  +                        547                  3,009
Werner Enterprises Inc.                                                                3,022                 51,374
Wisconsin Central Transportation Corp.                          +                      4,587                 69,092
Yellow Corporation                                              +                      2,448                 49,840
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,111,776
-------------------------------------------------------------------------------------------------------------------

TRUCKING & LEASING--0.14%
-------------------------------------------------------------------------------------------------------------------
AMERCO                                                          +                      1,611                 31,616
GATX Corporation                                                                       2,804                139,850
International Aircraft Investors                                +                      1,400                  7,613
Rollins Truck Leasing Corp.                                                            5,430                 43,440
Willis Lease Finance Corp.                                      +                      2,468                 24,680
Xtra Corp.                                                      +                        687                 32,976
-------------------------------------------------------------------------------------------------------------------
                                                                                                            280,175
-------------------------------------------------------------------------------------------------------------------

WATER--0.19%
-------------------------------------------------------------------------------------------------------------------
American Water Works Inc.                                                              5,709                167,702
Azurix Corp.                                                    +                      9,800                 80,238
California Water Service Group                                                         1,464                 39,528
Connecticut Water Service Inc.                                                           667                 20,427
Philadelphia Suburban Corp.                                                            2,765                 67,743
-------------------------------------------------------------------------------------------------------------------
                                                                                                            375,638
-------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $213,671,880)                                                                                    194,224,255
-------------------------------------------------------------------------------------------------------------------

Security                                                                         Face Amount                  Value
-------------------------------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--9.29%
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation Discount Note            +++                4,822,099              4,822,099
6.51%, 01/16/01
Goldman Sachs Financial Square Prime Obligation Fund            +++                2,249,721              2,249,721

     Providian Temp Cash Money Market Fund                           +++                5,580,289              5,580,289

     Short Term Investment Company Liquid Assets Portfolio           +++                4,784,038              4,784,038

     U.S. Treasury Bill                                              ++                 1,100,000              1,086,265
     5.703/22/01
     -------------------------------------------------------------------------------------------------------------------
     TOTAL SHORT TERM INSTRUMENTS
     (Cost: $ 18,521,965)                                                                                     18,522,412
     -------------------------------------------------------------------------------------------------------------------

     Security                                                                         Face Amount                  Value
     -------------------------------------------------------------------------------------------------------------------

     REPURCHASE AGREEMENT-1.25%
     -------------------------------------------------------------------------------------------------------------------
     Investors Bank & Trust Tri Party Repurchase Agreement,                             2,487,172              2,487,172
     dated 12/29/00, due 01/02/01, with a maturity value of
     $2,488,755 and an effective yield of 5.73%.

     -------------------------------------------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
     (Cost: $ 2,487,172)                                                                                       2,487,172
     -------------------------------------------------------------------------------------------------------------------


     TOTAL INVESTMENTS IN SECURITIES -- 108.02%
     (Cost $234,681,017)                                                                                     215,233,839
     -------------------------------------------------------------------------------------------------------------------
     Other Assets, Less Liabilities -- (8.02%)                                                               (15,982,657)
     -------------------------------------------------------------------------------------------------------------------
     NET ASSETS -- 100.00%                                                                                  $199,251,182
     ===================================================================================================================

 *   Denotes all or part of security on loan. See Note 4.

 **  Yield to Maturity.

 +   Non-income earning securities.

 ++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

+++ Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
Statement of Assets and Liabilities
December 31, 2000
-----------------------------------------------------------------------------------------------------------
ASSETS

Investments at market value (Cost: $ 109,474,083) (Note 1)                     $                108,205,354
Cash pledged for margin requirements (Note 1)                                                       131,270
Foreign currency, at value (Cost: $ 1,078,833)                                                    1,128,999
Receivables:
     Dividends and interest                                                                         121,164
Unrealized gain on forward foreign currency exchange contracts                                       34,519
                                                                               ----------------------------
Total Assets                                                                                    109,621,306
                                                                               ----------------------------

LIABILITIES

Payables:

     Investment securities purchased                                                              1,086,586
     Due to broker - variation margin                                                                19,770
     Collateral for securities loaned (Note 4)                                                    2,644,544
     Due to BGFA (Note 2)                                                                            18,299
     Due to BGI and Stephens (Note 2)                                                                23,185
Unrealized loss on forward foreign currency exchange contracts                                        5,736
                                                                               ----------------------------
Total Liabilities                                                                                 3,798,120
                                                                               ----------------------------
NET ASSETS                                                                     $                105,823,186
                                                                               ============================
-----------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio

Statement of Operations

For the Year Ended December 31, 2000
-------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
     Dividends (Net of foreign withholding tax of $ 130,032)                       $                1,039,307
     Interest (Includes securities lending income of $867)                                            176,281
                                                                                   --------------------------
Total investment income                                                                             1,215,588
                                                                                   --------------------------
EXPENSES (Note 2)

     Advisory fees                                                                                    106,111
     Administration fees                                                                               70,740
                                                                                   --------------------------
Total expenses                                                                                        176,851
                                                                                   --------------------------
Net investment income                                                                               1,038,737
                                                                                   --------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

     Net realized gain on sale of investments                                                       1,893,859
     Net realized loss on sale of futures contracts                                                  (132,589)
     Net realized loss on foreign currency transactions                                              (275,452)
     Net change in unrealized depreciation of investments                                         (12,944,955)
     Net change in unrealized depreciation of futures contracts                                      (174,147)
     Net change in unrealized appreciation on translation of assets and                                64,464
     liabilities in foreign currencies
                                                                                   --------------------------
Net loss on investments                                                                           (11,568,820)
                                                                                   --------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $              (10,530,083)
                                                                                   ==========================
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the Year             For the Period
                                                                                     Ended December             Ended December
                                                                                           31, 2000                  31, 1999*
                                                                                     --------------             --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                                                            $      1,038,737            $        106,126
 Net realized gain                                                                       1,485,818                      32,307
 Net change in unrealized appreciation (depreciation)                                  (13,054,638)                 11,799,108
                                                                                  ----------------            ----------------
Net increase (decrease) in net assets resulting from operations                        (10,530,083)                  11,937,54
                                                                                  ----------------            ----------------

Interestholder transactions:
 Contributions                                                                          96,549,910                  54,039,755
 Withdrawals                                                                           (43,819,294)                 (2,354,643)
                                                                                  ----------------            ----------------
Net increase in net assets resulting from interestholder transactions                   52,730,616                  51,685,112
                                                                                  ----------------            ----------------
Increase in net assets                                                                  42,200,533                  63,622,653

NET ASSETS:

Beginning of period                                                                     63,622,653                          --
                                                                                  ----------------            ----------------
End of period                                                                     $    105,823,186            $     63,622,653
                                                                                  ================            ================
------------------------------------------------------------------------------------------------------------------------------

 *For the period from October 1, 1999 (commencement of operations) to December 31,1999.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2000

Security                                                                                              Shares            Value
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--98.28%

AUSTRALIA--2.50%
-----------------------------------------------------------------------------------------------------------------------------
AMP Ltd.                                                                                              12,957          145,661
Austrailian Gas & Light Co.                                                                            6,243           44,162
Brambles Industries Ltd.                                                                               2,560           59,776
Broken Hill Proprietary Co. Ltd.                                                                      21,463          226,190
Coca-Cola Amatil Ltd.                                                                                 18,227           47,445
Coles Myer Ltd.                                                                                       12,286           47,649
Commonwealth Bank of Australia                                                                        13,199          226,773
Computershare Ltd.                                                                                     5,287           25,360
CSL Ltd.                                                                                               2,340           50,814
CSR Ltd.                                                                                              21,927           57,039

Foster's Brewing Group Ltd                                                                      26,796            70,315
Gandel Retail Trust                                                                            131,887            82,707
General Property                                                                                30,115            46,326
Lend Lease Corp. Ltd.                                                                            4,971            46,263
National Australia Bank Ltd.                                                                    16,552           265,112
News Corp. Ltd.                                                                                 23,452           182,534
OneSteel Ltd.                                                       +                            2,898             1,531
Orica Ltd.                                                                                      20,650            66,127
QBE Insurance Group Ltd.                                                                         8,426            46,330
Rio Tinto Ltd.                                                                                   4,817            78,833
Santos Ltd.                                                                                     18,130            60,677
Southcorp Ltd.                                                                                  15,047            40,940
TABCORP Holdings Ltd.                                                                            8,666            52,871
Telstra Corp Ltd.                                                                               90,012           321,424
Wesfarmers Ltd.                                                                                  5,506            49,534
Westfield Trust                                                                                 24,939            47,085
Westpac Banking Corp. Ltd.                                                                      18,543           136,017
WMC Ltd.                                                                                        16,164            68,809
Woolworths Ltd.                                                                                 10,431            48,829
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,643,133
------------------------------------------------------------------------------------------------------------------------

AUSTRIA--0.22%
------------------------------------------------------------------------------------------------------------------------
Bank Austria AG                                                                                  1,747            95,981
Oesterreichische Elektrizitaetswirtschafts AG "A"                                                  534            54,070
OMV AG                                                                                           1,056            81,679
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 231,730
------------------------------------------------------------------------------------------------------------------------

BELGIUM--0.94%
------------------------------------------------------------------------------------------------------------------------
AGFA Gevaert NV                                                                                  1,922            45,752
Colruyt NV                                                                                         984            43,360
Delhaize "Le Lion" SA                                                                            1,256            59,644
Dolmen Computer Applications NV                                     +                               64               960
Electrabel SA                                                                                      589           132,974
Fortis "B"                                                                                       7,576           245,759
Groupe Bruxelles Lambert SA                                                                        355            84,206
Interbrew                                                           +                            1,895            65,949
KBC Bankverzekerings Holding NV                                                                  3,450           149,210
PetroFina SA                                                        +                                1               563
Solvay SA                                                                                        1,512            84,204
UCB SA                                                                                           2,324            86,022
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 998,603
------------------------------------------------------------------------------------------------------------------------

DENMARK--0.85%
------------------------------------------------------------------------------------------------------------------------
A/S Dampskibsselskabet Svendborg " B"                                                               10           116,900
D/S 1912 "B"                                                                                        14           121,425
Danske Bank A/S                                                                                  8,500           152,787
Group 4 Falck A/S                                                                                  300            39,972
ISS A/S                                                             +                              600            40,802
Novo Nordisk A/S "B"                                                                               938           168,016
Novozymes A/S "B"                                                   +                            1,438            28,740
Tele Danmark A/S                                                                                 2,600           105,889

Vestas Wind Systems A/S 144A                                                                     1,290            69,725
William Demant Holding                                                                           1,200            55,056
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 899,312
------------------------------------------------------------------------------------------------------------------------

FINLAND--2.71%
------------------------------------------------------------------------------------------------------------------------
Nokia OYJ                                                                                       55,024         2,450,417
Pohjola Group Insurance Corp. "B"                                                                  623            27,452
Sampo-Leonia Insurance "A"                                                                         800            43,127
Sonera Group OYJ                                                                                 9,060           163,938
Stonesoft OYJ                                                           +                        1,200            17,292
Tietoenator OYJ                                                                                  1,471            41,788
UPM-Kymmene OYJ                                                                                  3,600           123,363
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,867,377
------------------------------------------------------------------------------------------------------------------------

FRANCE--11.37%
------------------------------------------------------------------------------------------------------------------------
Accor SA                                                                                         2,802           118,216
Air Liquide                                                                                      1,127           167,897
Alcatel SA "A"                                                                                  14,093           799,380
Aventis SA                                                                                       8,975           786,757
AXA UAP                                                                                          4,484           647,412
BNP Parisbas SA                                                                                  5,163           452,593
Bouygues SA                                                                                      4,039           182,711
Cap Gemini SA                                                                                    1,465           235,969
Carrefour Supermarche SA                                                                         8,036           504,035
Compagnie de Saint Gobain                                                                        1,050           164,695
Compagnie Generale des Etablissements Michelin "B"                                               2,102            75,972
Dassault Systemes SA                                                                             1,378            94,312
Essilor International SA                                                                           211            68,744

Etablissements Economiques du Casino Guichard-Perrachon SA                                       1,095           110,259
France Telecom SA                                                                               11,925         1,028,027
Groupe Danone                                                                                    1,735           261,240
Lafarge SA                                                                                       1,388           116,208
Lagardere S.C.A.                                                                                 1,738           100,701
L'Oreal SA                                                                                       7,815           668,951
LVMH                                                                                             5,607           370,608
Pechiney SA "A"                                                                                  1,247            56,925
Pernod Ricard                                                                                      995            68,565
Pinault-Printemps-Redoute SA                                                                     1,357           291,219
PSA Peugeot Citroen                                                                                610           138,573
Publicis Groupe                                                                                  1,884            63,571
Sagem SA                                                                                           517            69,023
Sanofi-Synthelabo SA                                                                             8,548           569,006
Schneider SA                                                                                     1,934           140,887
Societe EuroFrance SA                                                                               73            52,973
Societe Generale "A"                                                                             5,012           311,074
Sodexho Alliance SA                                                                                429            79,356
STMicroelectronics NV                                                                           10,358           451,568
Suez Lyonnaise - Strip VVPR                                             +                          275                 3
Suez Lyonnaise des Eaux SA                                                                       1,921           350,301
Thales/Ex Thomson CSF                                                                            2,169           103,812

Total SA "B"                                                                                     8,655         1,285,336
Union Du Credit Bail Immobil                                                                       337            53,617
Usinor SA                                                                                        3,368            44,397
Valeo SA                                                                                         1,268            56,540
Vinci SA                                                                                         1,219            74,858
Vivendi Universal SA                                                  *                         12,461           818,964
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,035,255
------------------------------------------------------------------------------------------------------------------------

GERMANY--8.39%
------------------------------------------------------------------------------------------------------------------------
Adidas AG                                                                                          700            43,315
Allianz AG                                                                                       2,749         1,027,322
BASF AG                                                                                          7,300           329,681
Bayer AG                                                                                         8,450           442,619
Bayerische Hypo-und Vereinsbank AG                                                               5,000           282,672
Beiersdorf AG                                                                                    1,094           114,363
Continental AG                                                                                   2,728            43,736
DaimlerChrysler AG                                                                              11,996           503,184
Deutsche Bank AG                                                                                 7,088           594,826
Deutsche Lufthansa AG                                                                            4,828           124,252
Deutsche Telekom AG                                                                             35,499         1,068,353
Dresdner Bank AG                                                                                 6,150           267,828
EM TV & Merchandising AG                                              +                            678             3,750
Epcos AG                                                              +                            800            69,379
Fresenius Medical Care AG                                                                        1,187            96,820
Gehe AG                                                                                          1,500            56,562
Heidelberger Zement AG                                                                           1,110            50,993
Karstadtquelle AG                                                                                1,818            56,077
Linde AG                                                                                         1,762            85,406
MAN AG                                                                                           1,748            44,412
Merck KGaA                                                                                       2,473           108,972
Metro AG                                                                                         3,981           185,873

Muenchener Rueckversicherungs-Gesellschaft AG "Reg"                                              2,073           740,606
Preussag AG                                                                                      2,615            94,390
RWE AG                                                                                           5,998           268,800
SAP AG                                                                                           2,173           249,141
Schering AG                                                                                      2,667           151,277
Siemens AG                                                            *                          6,866           896,060
Thyssen Krupp AG                                                                                 6,905           106,818
Veba AG                                                                                          8,576           521,019
Volkswagen AG                                                                                    3,821           199,502
WCM Beteiligungs & Grundbesi AG                                                                  3,687            54,617
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,882,625
------------------------------------------------------------------------------------------------------------------------

HONG KONG--2.09%
------------------------------------------------------------------------------------------------------------------------
Bank of East Asia Ltd.                                                                          23,000            59,418
Cathay Pacific Airways Ltd.                                                                     42,000            77,540
CLP Holdings Ltd.                                                                               23,500           117,202
Esprit Holdings Ltd.                                                                            16,000            13,642
Hang Seng Bank Ltd                                                                              22,000           296,162
Henderson Land Development Co. Ltd.                                                             18,000            91,618

Hong Kong & China Gas Co. Ltd.                                                                  60,060            88,168
Hutchison Whampoa Ltd.                                                                          48,700           607,206
Johnson Electric Holdings Ltd.                                                                  45,500            70,002
Li & Fung Ltd.                                                                                  34,000            61,900
New World Development Co Ltd                                                                    36,000            43,618
Pacific Century Cyberworks Ltd.                                 +                              169,591           109,810
Shangri-La Asia Ltd.                                                                            40,000            43,336
Sun Hung Kai Properties Ltd.                                                                    28,000           279,110
Swire Pacific Ltd. "A"                                                                          19,500           140,628
Television Broadcasts Ltd.                                                                       6,000            31,539
Wharf Holdings Ltd.                                                                             32,000            77,744
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,208,643
------------------------------------------------------------------------------------------------------------------------

IRELAND--0.31%
------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                                           8,668           100,771
CRH PLC                                                                                          3,725            69,219
Eircom PLC                                                                                      17,419            44,911
Irish Life & Permanent PLC                                                                       5,332            64,979
Kerry Group PLC "A"                                                                              3,985            48,214
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 328,094
------------------------------------------------------------------------------------------------------------------------

ITALY--4.71%
------------------------------------------------------------------------------------------------------------------------
Alitalia SpA                                                    +                               17,000            30,522
Arnoldo Mondadori Editore SpA                                                                    4,200            38,983
Assicurazioni Generali SpA                                      *                               14,094           558,945
Autogrill SpA                                                                                    4,000            49,128
Autostrade SpA                                                                                  15,000            99,146
Banca di Roma SpA                                                                               81,974            88,843
Banca Intesa SpA                                                *                               60,043           288,224
Benetton Group SpA                                                                              35,233            73,334
Beni Stabili SpA                                                                                 6,022             2,902
Bipop Carire SpA                                                                                20,250           131,949
Bulgari SpA                                                     *                                4,250            52,198
Enel SpA                                                                                        69,814           270,983
ENI SpA                                                         *                               95,554           609,185
Fiat SpA                                                                                         5,381           132,481
Gruppo Editoriale L'Espresso                                                                     4,800            41,492
Italgas SpA                                                     +                                7,750            78,400
Mediaset SpA                                                                                    14,390           171,476
Mediobanca Banca SpA                                                                             8,661            98,091
Parmalat Finanziaria SpA                                                                        32,500            52,562
Pirelli SpA                                                                                     26,078            92,663
Riunione Adriatica di Sicurta SpA                                                                9,100           141,712
San Paolo - IMI SpA                                             *                               16,843           271,924
Telecom Italia Mobile SpA                                       *                               95,849           763,840
Telecom Italia SpA                                              *                               10,464            62,787
Telecom Italia SpA "A"                                          *                               42,885           473,635
Unicredito Italiano SpA                                         *                               59,634           311,421
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,986,826
------------------------------------------------------------------------------------------------------------------------

JAPAN--22.40%
------------------------------------------------------------------------------------------------------------------------

Acom Co. Ltd.                                                1,800      132,686
Advantest Corp.                                              1,200      112,277
Ajinomoto Co. Inc.                                           8,000      103,882
Alps Electric Co Ltd                                         2,000       30,465
Amada Co. Ltd.                                               5,000       37,164
Asahi Bank Ltd. (The)                                       36,000      122,454
Asahi Breweries Ltd.                                         7,000       71,310
Asahi Glass Co. Ltd.                                        14,000      115,443
Asahi Kasei Corp.                                           18,000      103,568
Bank of Fukuoka Ltd.                                        11,000       46,939
Bank of Tokyo-Mitsubishi Ltd.                               55,000      546,827
Bank of Yokohama Ltd.                                       16,000       72,613
Benesse Corporation                                          1,500       55,614
Bridgestone Corp.                                           11,000      100,035
Canon Inc.                                                  10,000      349,773
Casio Computer Co. Ltd.                                      6,000       50,630
Central Japan Railway Co.                                       22      135,240
Chugai Pharmaceutical Co. Ltd.                               4,000       66,457
Chuo Mitsui Trust & Banking Co. Ltd.                        13,000       40,014
Citizen Watch Co. Ltd.                                       5,000       36,420
Credit Saison Co Ltd                                         2,200       47,036
CSK Corp.                                                    1,100       15,986
Dai Nippon Printing Co. Ltd.                                 9,000      133,867
Daiichi Pharmaceutical Co. Ltd.                              4,000      118,923
Daikin Industries Ltd.                                       4,000       76,950
Dainippon Ink & Chemical Inc.                               14,000       41,623
Daito Trust Construction Co. Ltd.                            2,500       44,815
Daiwa Bank Ltd. (The)                                       29,000       47,421
Daiwa House Industry Co. Ltd.                                9,000       55,877
Daiwa Securities Group Inc.                                 16,000      166,912
Denso Corp.                                                 10,000      215,985
East Japan Railway Co.                                          44      257,782
Ebara Corporation                                            5,000       54,259
Eisai Co. Ltd.                                               4,000      139,909
Fanuc Ltd.                                                   2,800      190,241
Fuji Photo Film Co.                                          6,000      250,787
Fuji Soft ABC Inc.                                             400       25,778
Fuji Television Network Inc.                                     6       41,763
Fujikura Ltd.                                                5,000       37,426
Fujitsu Ltd.                                                24,000      353,410
Furukawa Electric Co. Ltd.                                   8,000      139,559
Gunma Bank Ltd                                               9,000       43,993
Hirose Electric Co. Ltd.                                       600       57,713
Hitachi Ltd.                                                40,000      356,068
Honda Motor Co. Ltd.                                        12,000      447,010
Hoya Corp.                                                   1,400      102,833
Isetan Co. Ltd.                                              3,000       31,611
Ishikawajima - Harima Heavy Industries Co. Ltd.   +         19,000       40,538
Itochu Corp.                                      +         18,000       83,736
Ito-Yokado Co. Ltd.                                          5,000      249,213
Japan Airlines Co. Ltd.                                     22,000      100,613

Japan Tobacco Inc.                                              24      185,939
Joyo Bank Ltd.                                              16,000       50,787
Jusco Co. Ltd.                                               4,000       86,744
Kajima Corp.                                                18,000       49,894
Kaneka Corp.                                                 7,000       66,168
Kansai Electric Power Co. Inc.                               9,800      166,161
Kao Corp.                                                    7,000      203,218
Kawasaki Steel Corp.                                        49,000       50,558
Keihin Electric Express Railway Co. Ltd.                    14,000       55,579
Kinden Corp.                                                 6,000       34,365
Kinki Nippon Railway Co. Ltd.                               17,000       70,759
Kirin Brewery Co. Ltd.                                      13,000      116,290
Komatsu Ltd.                                                14,000       61,823
Konami Company Ltd.                                          1,400      104,914
Konica Corp.                                                 5,000       40,880
Kubota Corp.                                                20,000       60,860
Kuraray Co. Ltd.                                             6,000       56,033
Kyocera Corp.                                                2,300      250,796
Kyowa Hakko Kogyo Co. Ltd.                                   7,000       48,356
Marubeni Corp.                                    +         22,000       51,942
Marui Co. Ltd.                                               5,000       75,420
Matsushita Electric Industrial Co. Ltd.                     24,000      572,928
Minebea Co. Ltd.                                             6,000       55,509
Mitsubishi Chemical Corp.                                   29,000       76,328
Mitsubishi Corp.                                            18,000      132,529
Mitsubishi Electric Corp.                                   27,000      165,977
Mitsubishi Estate Co. Ltd.                                  15,000      160,022
Mitsubishi Heavy Industries Ltd.                            40,000      174,188
Mitsubishi Materials Corp.                                  18,000       42,970
Mitsubishi Rayon Co.                                        11,000       32,486
Mitsubishi Trust & Banking Corp.                            16,000      109,968
Mitsui & Co. Ltd.                                           18,000      113,170
Mitsui Fudosan Co. Ltd.                                     10,000       99,248
Mitsui Marine & Fire Insurance Co. Ltd.                     11,000       63,003
Mitsui Mining & Smelting Co.                                 7,000       53,865
Mizuho Holding Inc.                                            102      631,480
Murata Manufacturing Co. Ltd.                                2,800      328,087
NEC Corp.                                                   19,000      347,236
NGK Insulators Ltd.                                          4,000       52,921
NGK Spark Plug Co. Ltd.                                      3,000       43,809
Nidec Corp.                                       *            900       42,497
Nikon Corp.                                                  5,000       53,428
Nintendo Co. Ltd.                                            1,700      267,427
Nippon COMSYS Corp.                                          3,000       53,777
Nippon Express Co. Ltd.                                     14,000       84,470
Nippon Meat Packers Inc.                                     4,000       54,425
Nippon Mitsubishi Oil Corp.                                 20,000       96,188
Nippon Paper Industries Co.                                 13,000       77,414
Nippon Sheet Glass Co. Ltd.                                  5,000       60,948
Nippon Steel Corp.                                          83,000      137,174
Nippon Telegraph & Telephone Corp.                             149    1,072,289

Nippon Yusen Kabushiki Kaisha                                                                   18,000           74,291
Nissan Motor Co. Ltd.                                 +                                         47,000          270,429
Nissin Food Products                                                                             2,200           53,673
Nitto Denko Corp.                                                                                2,200           59,636
Nomura Securities Co. Ltd.                                                                      23,000          413,301
NSK Ltd.                                                                                         8,000           48,898
Obayashi Corp.                                                                                  12,000           51,626
Oji Paper Co. Ltd.                                                                              14,000           72,227
Olympus Optical Co. Ltd.                                                                         4,000           69,080
Omron Corp.                                                                                      4,000           83,071
Oriental Land Co. Ltd.                                                                           1,300           86,962
Orix Corp.                                                                                       1,000          100,210
Osaka Gas Co. Ltd.                                                                              31,000           94,063
Pioneer Electronic Corp.                                                                         3,000           80,011
Promise Co. Ltd.                                                                                 1,500          106,244
Rohm Co. Ltd.                                                                                    1,400          265,652
Sakura Bank Ltd.                                                                                49,000          295,646
Sankyo Co. Ltd.                                                                                  6,000          143,756
Sanyo Electric Co. Ltd.                                                                         23,000          191,063
Secom Co. Ltd.                                                                                   2,500          162,863
Sekisui House Ltd.                                                                              10,000           91,378
Seventy Seven Bank Ltd                                                                           7,000           39,848
Sharp Corp.                                                                                     14,000          168,696
Shimamura Co. Ltd.                                                                                 300           16,448
Shimano Inc.                                                                                     2,300           45,151
Shimizu Corp.                                                                                   14,000           41,378
Shin-Etsu Chemical Co. Ltd.                                                                      5,000          192,375
Shionogi & Co. Ltd.                                                                              5,000          101,872
Shiseido Co.                                                                                     7,000           78,043
Shizuoka Bank Ltd.                                                                               9,000           81,768
Skylark Co.                                                                                      2,000           55,964
SMC Corp.                                                                                          900          115,687
Softbank Corp.                                                                                   3,900          135,388
Sony Corp.                                                                                      10,700          739,157
Sumitomo Bank Ltd. (The)                                                                        37,000          379,513
Sumitomo Chemical Co. Ltd.                                                                      21,000          104,118
Sumitomo Corp.                                                                                  13,000           93,441
Sumitomo Electric Industries                                                                     8,000          131,094
Sumitomo Marine & Fire Insurance Co. Ltd.                                                       10,000           64,446
Sumitomo Metal Mining Co. Ltd.                                                                   8,000           41,833
Taisho Pharmaceutical Co. Ltd.                                                                   4,000          108,080
Taiyo Yuden Co. Ltd.                                                                             2,000           66,807
Takara Shuzo Co. Ltd.                                                                            3,000           52,361
Takashimaya Co. Ltd.                                                                             6,000           40,766
Takeda Chemical Industries                                                                      10,000          591,116
Takefuji Corp.                                                                                   2,100          132,214
Teijin Ltd.                                                                                     13,000           67,068
Terumo Corp.                                                                                     3,100           67,768
Tobu Railway Co. Ltd.                                                                           22,000           64,638
Toho Co. Ltd.                                                                                      400           55,124
Tohoku Electric Power Co. Inc.                                                                   6,200           82,786

Tokai Bank Ltd.                                                                                 29,000           125,524
Tokio Marine & Fire Insurance Co. Ltd.                                                          18,000           206,033
Tokyo Broadcasting System                                                                        1,000            29,556
Tokyo Electric Power Co. Inc.                                                                   14,700           364,414
Tokyo Electronics Ltd.                                                                           2,100           115,320
Tokyo Gas Co. Ltd.                                                                              32,000            94,579
Tokyu Corp.                                                                                     15,000            80,798
Toppan Printing Co. Ltd.                                                                         9,000            78,305
Toray Industries Inc.                                                                           20,000            75,202
Toshiba Corp.                                                                                   39,000           260,547
Tostem Corp.                                                                                     4,000            49,633
Toto Ltd.                                                                                        6,000            42,760
Toyo Information Systems                                                                         1,000            49,668
Toyo Seikan Kaisha Ltd.                                                                          3,000            48,793
Toyota Motor Corp.                                                                              43,600         1,391,572
Trans Cosmos Inc.                                                                                  200             8,657
Uni-Charm Corp.                                                                                  1,300            65,932
Uny Co Ltd                                                                                       3,000            32,004
Wacoal Corp.                                                                                     6,000            49,948
Yamanouchi Pharmaceutical Co. Ltd.                                                               4,000           172,788
Yamato Transport Co. Ltd.                                                                        6,000           110,179
Yokogawa Electric                                                                                5,000            42,192
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,706,127
------------------------------------------------------------------------------------------------------------------------

NETHERLANDS--5.72%
------------------------------------------------------------------------------------------------------------------------
ABN AMRO Holding NV                                                                             17,406           395,247
Aegon NV                                                                                        15,672           647,385
Akzo Nobel NV                                                                                    3,586           192,309
ASM Lithography Holding NV                           * +                                         5,067           114,916
Burhmann NV                                                                                      1,498            40,097
Elsevier NV                                                                                      9,276           136,190
Getronics NV                                                                                     6,034            35,414
Hagemeyer NV                                                                                     1,677            37,341
Heineken NV                                                                                      3,807           230,038
ING Groep NV                                                                                    11,057           881,980
Koninklijke Ahold NV                                *                                            9,155           294,921
Philips Electronics NV                                                                          15,121           553,175
QIAGEN NV                                           +                                            1,900            68,582
Royal Dutch Petroleum Co.                                                                       25,030         1,531,448
Royal KPN NV                                                                                    14,635           168,221
TNT Post Group NV                                                                                5,882           142,058
Unilever NV - CVA                                                                                6,643           419,777
VOPAK                                                                                            3,083            64,746
Wolters Kluwer NV - CVA                                                                          3,728           101,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,055,345
------------------------------------------------------------------------------------------------------------------------

NEW ZEALAND--0.05%
------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd                                                                24,158            51,396
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  51,396
------------------------------------------------------------------------------------------------------------------------

NORWAY--0.43%
------------------------------------------------------------------------------------------------------------------------

Christiania Bank Og Kreditkasse                                                                  5,800            32,518
DnB Holding ASA                                                                                 14,300            76,935
Norsk Hydro ASA                                                                                  4,315           182,298
Orkla ASA                                                            +                           4,312            84,981
Telenor ASA                                                          +                           5,900            25,661
Tomra Systems ASA                                                    +                           2,600            50,357
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 452,750
------------------------------------------------------------------------------------------------------------------------

PORTUGAL--0.60%
------------------------------------------------------------------------------------------------------------------------
Banco Comercial Portugues SA "R"                                                                23,673           125,401
Banco Espirito Santo e Comercial de Lisboa SA                                                    4,483            75,234
Brisa-Auto Estradas de Portugal SA                                                               6,621            58,971
Cimentos De Portugal SA                                                                          2,292            57,160
Electricidade de Portugal SA                                                                    34,855           115,028
Portugal Telecom                                                                                16,327           149,093
Sonae SGPS SA                                                                                   40,525            45,593
Sonae SGPS SA - New Shares                                           +                           2,291             2,513
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 628,993
------------------------------------------------------------------------------------------------------------------------

SINGAPORE--0.96%
------------------------------------------------------------------------------------------------------------------------
Capitaland Ltd.                                                      +                          38,000            65,732
Chartered Semiconductor Manufacturing                                +                          15,000            40,997
City Developments Ltd.                                                                          15,000            69,624
DBS Group Holdings Ltd.                                                                         16,652           188,191
Oversea-Chinese Banking Corp Ltd. - Ordinary Shares                                             16,350           121,615
Singapore Airlines Ltd.                                                                         15,000           148,763
Singapore Press Holdings Ltd.                                                                    5,000            73,805
Singapore Technologies Engineering Ltd.                                                         38,000            61,131
Singapore Telecommunications Ltd.                                                               70,000           108,577
United Overseas Bank Ltd.                                                                       14,392           107,880
Venture Manufacturing Ltd.                                                                       4,000            26,754
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,013,069
------------------------------------------------------------------------------------------------------------------------

SPAIN--2.99%
------------------------------------------------------------------------------------------------------------------------
Altadis SA                                                                                       5,342            82,639
Autopistas Concesionaria Espanola SA                                                             7,939            69,296
Banco Bilbao Vizcaya SA                                                                         37,204           552,859
Banco Santander Central Hispano SA                                                              54,283           580,182
Endesa SA                                                                                       13,176           224,209
Fomento de Construcciones y Contratas SA                                                         2,945            55,774
Gas Natural SDG SA                                                                               6,235           113,405
Iberdrola SA                                                                                    11,954           149,620
Repsol YPF SA                                                                                   16,467           262,766
Sociedad General de Aguas de Barcelona SA                                                        4,180            50,986
Telefonica SA                                                        +                          51,103           843,245
Union Electrica Fenosa SA                                                                        4,548            83,361
Zardoya Otis SA                                                                                  6,980            61,187
Zeltia SA                                                            +                           2,226             6,428
Zeltia SA - Rights                                                   +                           2,226            25,983
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,161,940
------------------------------------------------------------------------------------------------------------------------

SWEDEN--2.70%
---------------------------------------------------------------------------------------------------------------------
ASSA Abloy AB "B"                                                                             4,800            93,828
Atlas Copco AB "B"                                                                            2,419            52,924
Drott AB "B"                                                                                  2,450            33,745
Electrolux AB "B"                                                                             5,594            72,603
Hennes & Mauritz AB "B"                                                                      10,076           155,862
NetCom AB "B"                                                   +                             2,025            84,102
Nordea AB                                                                                    34,683           262,738
OM Gruppen AB                                                                                 1,450            35,795
Sandvik AB                                                                                    3,895            93,676
Securitas AB "B"                                                                              4,665            86,494
Skandia Forsakrings AB                                                                       12,120           197,110
Skandinaviska Enskilda Banken (SEB) "A"                                                       9,300           102,474
Skanska AB "A"                                                                                1,888            78,012
Svenska Cellulosa AB "B"                                                                      3,625            77,005
Svenska Handelsbanken AB "B"                                                                  7,900           135,175
Swedish Match AB                                                                             16,628            64,831
Telefonakfiebolaget Ericsson AB "B"                                                          90,008         1,025,146
Telia AB                                                        +                            17,800            91,465
Volvo AB "B"                                                                                  5,102            84,596
WM-Data AB "B"                                                                                6,155            29,541
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,857,122
---------------------------------------------------------------------------------------------------------------------

SWITZERLAND--7.12%
---------------------------------------------------------------------------------------------------------------------
ABB Ltd.                                                                                      3,643           388,055
Adecco SA                                                                                       220           138,369
Credit Suisse Group                                                                           3,508           666,233
Gebruder Sulzer AG                                              +                                65            46,854
Givaudan - Foreign Registered                                   +                                93            24,573
Holderbank Financiere Glarus AG                                                                 204            66,669
Holderbank Financiere Glarus AG "B"                                                              81            97,395
Kudelski SA Bearer                                              +                                64            71,034
Lonza AG                                                                                        100            58,085
Nestle SA                                                                                       454         1,058,190
Novartis AG                                                                                     844         1,491,019
Roche Holding AG - Genusshein                                                                    82           834,790
Roche Holding AG-Bearer                                                                          19           235,486
Schindler Holding AG                                                                             38            59,727
Schweizerische Rueckversicherungs-Reg                                                           165           395,267
SGS Societe Generale de Surveillance "B"                                                         10            14,491
Swatch Group AG                                                                                 200            52,166
Swatch Group AG "B"                                                                              47            58,687
Swisscom AG                                                                                     908           235,993
Syngenta AG                                                     +                             1,513            81,166
UBS AG "Reg"                                                                                  5,184           845,487
Unaxis Holding AG "R"                                           +                               200            45,013
Zurich Financial Services AG                                                                    951           572,916
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,537,665
---------------------------------------------------------------------------------------------------------------------

UNITED KINGDOM--21.22%
---------------------------------------------------------------------------------------------------------------------

Abbey National PLC                                                                             16,720           304,441
AMVESCAP PLC                                                                                    8,919           183,048
Arm Holdings PLC                                                +                              11,906            89,987
AstraZeneca PLC                                                                                20,518         1,034,360
AWG PLC                                                                                         5,916            50,811
BAA PLC                                                                                        12,784           118,009
BAE Systems PLC                                                                                36,789           209,914
Barclays PLC                                                                                   19,283           596,797
Bass PLC                                                                                       12,240           133,281
BBA Group PLC                                                                                   8,115            44,849
BG Group PLC                                                                                   41,786           163,530
Blue Circle Industries PLC                                                                      8,818            58,089
BOC Group PLC                                                                                   6,753           102,584
Boots Co. PLC                                                                                  11,868           107,958
BP Amoco PLC                                                                                  262,698         2,118,922
British Airways PLC                                                                            14,286            83,329
British American Tobacco PLC                                                                   26,410           201,088
British Land Co. PLC                                                                            7,760            55,058
British Sky Broadcasting Group PLC                              +                              21,609           361,828
British Telecommunications PLC                                                                 76,648           654,873
Bunzl PLC                                                                                       7,064            43,261
Cadbury Schweppes PLC                                                                          24,486           169,340
Canary Wharf Finance PLC                                        +                               9,565            69,650
Capita Group PLC                                                                                8,619            64,371
Carlton Communications PLC                                                                      9,248            84,402
Celltech Group PLC                                              +                               3,550            62,730
Centrica PLC                                                                                   47,021           182,084
CGU PLC                                                                                        25,730           415,843
Chub PLC                                                        +                              15,278            36,056
CMG PLC                                                                                         7,717           103,165
Corus Group PLC                                                                                51,927            54,684
Diageo PLC                                                                                     39,451           441,958
Dixons Group PLC                                                                               24,969            83,544
Electrocomponents PLC                                                                           5,851            57,856
EMI Group PLC                                                                                  10,180            83,632
Exel PLC                                                                                        4,280            60,734
GKN PLC "B"                                                                                     9,548           100,831
Glaxo Smithkline PLC                                            +                              71,788         2,026,637
Granada Compass PLC                                                                            26,888           292,584
Great Universal Stores PLC                                                                     12,943           101,595
Halifax Group PLC                                                                              26,640           264,021
Hanson PLC                                                                                      8,871            60,820
Hays PLC                                                                                       21,079           121,535
Hilton Group PLC                                                                               25,162            78,551
HSBC Holdings PLC                                                                             106,781         1,571,058
Imperial Chemical Industries PLC                                                               10,723            88,413
International Power PLC                                         +                              16,708            62,642
Invensys PLC                                                                                   43,730           102,223
J Sainsbury PLC                                                                                23,424           138,904
Johnson Matthey PLC                                                                             3,522            55,501
Kidde PLC                                                       +                               9,227             9,924

Kingfisher PLC                                                                                17,676             131,419
Land Securities PLC                                                                           21,934              65,526
Lattice Group PLC                                                  +                          43,537              98,198
Legal & General Group PLC                                                                     59,959             165,241
Lloyds TSB Group PLC                                                                          62,981             666,049
Logica PLC                                                                                     5,364             140,213
Marconi PLC                                                                                   32,308             346,978
Marks & Spencer PLC                                                                           37,999             105,573
Misys PLC                                                                                      7,480              73,741
National Grid Group PLC                                                                       16,987             154,397
Nycomed Amersham PLC "A"                                                                       9,180              76,446
P&O Princess Cruises PLC                                           +                          12,391              52,379
Pearson PLC                                                                                    9,309             221,087
Peninsular & Oriental Steam Navigation Co. PLC                                                14,694              69,576
Provident Financial PLC                                                                        2,743              40,522
Prudential Corp. PLC                                                                          22,534             362,507
Psion PLC                                                                                      3,830              16,390
Railtrack Group PLC                                                                            6,521              90,099
Reed International PLC                                                                        15,146             158,365
Rentokil Initial PLC                                                                          27,771              95,821
Reuters Group PLC                                                                             16,811             284,503
Rio Tinto PLC                                                                                 12,690             223,289
Royal Bank of Scotland Group PLC                                                              30,954             731,452
Royal Bank of Scotland Group PLC                                   +                           1,005               1,246
Sage Group PLC                                                                                15,879              72,756
Schroders PLC                                                                                  3,718              73,362
Scottish Power PLC                                                                            21,727             171,680
Sema Group PLC                                                                                 9,185              40,439
Slough Estates PLC                                                                             7,368              45,343
Smith & Nephew PLC                                                                            13,497              62,498
Smiths Group PLC                                                                               8,306             100,246
Tesco PLC                                                                                     78,855             321,263
3i Group PLC                                                                                   6,854             126,744
Unilever PLC                                                                                  34,352             294,015
United Utilities PLC                                                                           7,650              75,988
Vodafone Group PLC ADR                                                                       716,336           2,626,804
Wolseley PLC                                                                                   9,736              66,896
WPP Group PLC                                                                                 13,005             169,390
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,459,871
------------------------------------------------------------------------------------------------------------------------

   TOTAL COMMON STOCKS
   (Cost: $105,222,373)                                                                                      104,005,876
------------------------------------------------------------------------------------------------------------------------

   Security                                                                                  Shares                Value
------------------------------------------------------------------------------------------------------------------------

   PREFERRED STOCKS--0.47%

   AUSTRALIA--0.16%
------------------------------------------------------------------------------------------------------------------------
   News Corp. Ltd.                                                                            24,536             174,603
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 174,603
------------------------------------------------------------------------------------------------------------------------

     GERMANY--0.31%
     -------------------------------------------------------------------------------------------------------------------------
     Prosieben Satellite Media AG                                                                    2,000              60,172
     SAP AG - Vorzug                                                                                 1,554             218,252
     Volkswagen AG                                                        +                          1,600              47,552
     -------------------------------------------------------------------------------------------------------------------------
                                                                                                                       325,976
     -------------------------------------------------------------------------------------------------------------------------

     TOTAL PREFERRED STOCKS
     (Cost: $552,811)                                                                                                  500,579
     -------------------------------------------------------------------------------------------------------------------------

     Security                                                                                  Face Amount               Value
     -------------------------------------------------------------------------------------------------------------------------

     SHORT TERM INSTRUMENTS--2.50%

     -------------------------------------------------------------------------------------------------------------------------

     Federal Home Loan Mortgage Corporation Discount Note                 ++                       469,448             469,448
      6.51%, 01/16/01

     Goldman Sachs Financial Square Prime Obligation Fund                 ++                       468,697             468,697

     Providian Temp Cash Money Market Fund                                ++                       653,384             653,384

     Short Term Investment Company Liquid Assets Portfolio                ++                     1,053,015           1,053,015

     -------------------------------------------------------------------------------------------------------------------------

     TOTAL SHORT TERM INSTRUMENTS
     (Cost: $2,644,544)                                                                                              2,644,544
     -------------------------------------------------------------------------------------------------------------------------

     Security                                                                                  Face Amount               Value
     -------------------------------------------------------------------------------------------------------------------------

     REPURCHASE AGREEMENT-1.00%

     -------------------------------------------------------------------------------------------------------------------------

     Investors Bank & Trust Tri Party Repurchase Agreement,
     dated 12/29/00, due 01/02/01, with a maturity value of
     $1,055,026 and an effective yield of 5.73%.                                                 1,054,355           1,054,355

     TOTAL REPURCHASE AGREEMENT
     (Cost: $1,054,355)                                                                                              1,054,355
     -------------------------------------------------------------------------------------------------------------------------

     TOTAL INVESTMENTS IN SECURITIES -- 102.25%
     (Cost $109,474,083)                                                                                           108,205,354
     -------------------------------------------------------------------------------------------------------------------------

     Other Assets, Less Liabilities -- (2.25%)                                                                      (2,382,168)
     -------------------------------------------------------------------------------------------------------------------------

     NET ASSETS -- 100.00%                                                                                      $  105,823,186
     =========================================================================================================================

 *   Denotes all or part of security on loan. See Note 4.

 +   Non-income earning securities.

++ Represents investment of collateral received from securities lending transactions. See Note 4.


The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
Statement of Assets and Liabilities
December 31, 2000
-----------------------------------------------------------------------------------------------
ASSETS

Investments at market value (Cost: $463,133,859) (Note 1)                      $    466,655,471
Receivables:
     Interest                                                                         7,444,062
                                                                               ----------------
Total Assets                                                                        474,099,533
                                                                               ----------------
LIABILITIES
Payables:
     Collateral for securities loaned (Note 4)                                       23,124,248
     Due to BGFA (Note 2)                                                                96,652
                                                                               ----------------
Total Liabilities                                                                    23,220,900
                                                                               ----------------
NET ASSETS                                                                     $    450,878,633
                                                                               ================

-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
Statement of Operations
For the Year Ended December 31, 2000
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Interest (Includes securities lending income of $26,724)                    $     30,071,386
                                                                               ----------------
Total Investment Income                                                              30,071,386
                                                                               ----------------
EXPENSES (Note 2)
   Advisory fees                                                                        353,348


                                                                               ----------------
Total expenses                                                                          353,348
                                                                               ----------------
Net investment income                                                                29,718,038
                                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on sale of investments                                          (7,866,535)
   Net change in unrealized appreciation (depreciation) of investments               27,573,231
                                                                               ----------------
Net gain on investments                                                              19,706,696
                                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $     49,424,734
                                                                               ================
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
                                                                  For the Year     For the Period *        For the Year
                                                                        Ended               Ended                 Ended
                                                                  December 31,        December 31,          February 28,
                                                                         2000                1999                  1999
                                                                  -----------      --------------          ------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

   Net investment income                                     $     29,718,038    $    22,243,983       $      7,063,037
   Net realized gain (loss)                                        (7,866,535)        (2,713,060)               419,676
   Net change in unrealized appreciation                           27,573,231        (22,407,564)            (4,365,016)
   (depreciation)
                                                            -----------------    ---------------       ----------------
Net increase (decrease) in net assets resulting from               49,424,734         (2,876,641)             3,117,697
operations
                                                            -----------------    ---------------       ----------------
Interestholder transactions:

   Contributions                                                  173,591,447        524,489,703            357,368,335
   Withdrawals                                                   (216,581,461)      (478,897,035)           (51,992,277)
                                                            -----------------    ---------------       ----------------
Net increase (decrease) in net assets resulting from              (42,990,014)        45,592,668            305,376,058
interestholder transactions
                                                            -----------------    ---------------       ----------------
Increase in net assets                                              6,434,720         42,716,027            308,493,755

NET ASSETS:

Beginning of period                                               444,443,913        401,727,886             93,234,131
                                                            -----------------    ---------------       ----------------
End of period                                                $    450,878,633    $   444,443,913       $    401,727,886
                                                            =================    ===============       ================

-------------------------------------------------------------------------------------------------------------------------------

 * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.


BOND INDEX MASTER PORTFOLIO
Schedule of Investments
December 31, 2000

          Security                                                                 Face Amount                        Value
          ---------------------------------------------------------------------------------------------------------------------
          CORPORATE BONDS & NOTES--35.47%
          AEROSPACE / DEFENSE--0.80%
          ----------------------------------------------------------------------------------------------------------------------
          Lockheed Martin Corp.
           8.20%, 12/01/09                                                            1,500,000                       1,648,860
          Raytheon Co.
           7.38%, 07/15/25                                                            1,000,000                         923,271
          United Technologies Corp.
           6.63%, 11/15/04                                                            1,000,000                       1,019,203
          ---------------------------------------------------------------------------------------------------------------------
                                                                                                                      3,591,334
         ----------------------------------------------------------------------------------------------------------------------

          AIRLINES--0.12%
         ----------------------------------------------------------------------------------------------------------------------
          Delta Air Lines Inc.
           7.57%, 11/18/10                                                             500,000                          527,780
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                                        527,780
         ----------------------------------------------------------------------------------------------------------------------

          AUTO MANUFACTURERS--1.62%
        ----------------------------------------------------------------------------------------------------------------------

DaimlerChrysler AG
 7.40%, 01/20/05                                                                            1,000,000           1,004,280
 8.00%, 06/15/10                                                                              500,000             504,403
Ford Motor Company
 6.38%, 02/01/29                                                                            1,000,000             818,224
 7.45%, 07/16/31                                                                            1,500,000           1,410,900
 8.88%, 04/01/06                                                                            1,500,000           1,635,558
General Motors Corp.
 6.25%, 05/01/05                                                                            1,000,000             979,826
 7.40%, 09/01/25                                                                            1,000,000             944,504
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                7,297,695
-------------------------------------------------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.40%
-------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.
 6.63%, 12/01/06                                                                            1,000,000             801,665
Visteon Corp.
 8.25%, 08/01/10                                          *                                 1,000,000             985,990
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,787,655
-------------------------------------------------------------------------------------------------------------------------

BANKS--5.73%
-------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV
 7.30%, 12/01/26                                                                              500,000             463,093
Bank of New York Co. Inc.
 6.50%, 12/01/03                                                                            1,000,000           1,007,791
Bank of Tokyo-Mitsubishi Ltd.
 8.40%, 04/15/10                                                                            1,000,000           1,065,222
Bank One Corp.
 6.40%, 08/01/02                                                                            1,000,000           1,001,984
 8.10%, 03/01/02                                                                            1,000,000           1,019,345
BankAmerica Corp.
 6.25%, 04/01/08                                                                            1,870,000           1,791,084
BankBoston Corp.
 6.50%, 12/19/07                                                                            1,022,000           1,000,001
Chase Manhattan Corp.
 5.75%, 04/15/04                                                                            1,000,000             980,816
Deutsche Bank AG
 6.70%, 12/13/06                                                                            1,000,000             995,774
Dresdner Bank AG
 6.63%, 09/15/05                                                                            1,000,000           1,001,878
First Union Capital Corp.
 8.04%, 12/01/26                                                                            2,000,000           1,872,286
First Union Corp.
 6.63%, 07/15/05                                                                              500,000             497,809
International Bank of Reconstruction & Development
 6.38%, 07/21/05                                                                            1,000,000           1,024,853
KeyCorp
 6.75%, 03/15/06                                                                            1,500,000           1,498,216
KFW International Finance Inc.
 7.63%, 02/15/04                                                                            3,500,000           3,683,641
 8.00%, 02/15/10                                                                              250,000             275,260
Korea Development Bank
 7.13%, 04/22/04                                                                            1,000,000             992,500
 7.38%, 09/17/04                                                                            1,000,000           1,002,556
Mellon Capital II
 8.00%, 01/15/27                                                                            1,000,000             962,186

NationsBank Corp.
 7.75%, 08/15/15                                                               1,000,000                        1,000,324
Republic New York Corp.
 7.75%, 05/15/09                                                               1,000,000                        1,033,422
Skandinaviska Enskilda Banken
 6.88%, 02/15/09                                                                 500,000                          481,907
Swiss Bank Corp.
 7.38%, 07/15/15                                                               1,200,000                        1,205,786
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               25,857,734
-------------------------------------------------------------------------------------------------------------------------

BEVERAGES--0.86%
-------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.
 9.00%, 12/01/09                                                              1,500,000                        1,772,265
Coca-Cola Enterprises Inc.
 8.00%, 09/15/22                                                               1,000,000                        1,092,108
Diageo PLC
 6.13%, 08/15/05                                                               1,000,000                          993,515
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                3,857,888
-------------------------------------------------------------------------------------------------------------------------

CHEMICALS--0.12%
-------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.
 8.63%, 04/01/06                                                                 500,000                          550,346
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  550,346
-------------------------------------------------------------------------------------------------------------------------

COMPUTERS--0.66%
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.
 5.63%, 04/12/04                                                               3,000,000                        2,958,099
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,958,099
-------------------------------------------------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.25%
-------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.
 8.50%, 08/10/09                                                               1,000,000                        1,144,276
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,144,276
-------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--8.02%
-------------------------------------------------------------------------------------------------------------------------
Ahmanson (H.F.) & Co.
 8.25%, 10/01/02                                                               1,000,000                        1,027,081
American General Finance Corp.
 6.38%, 03/01/03                                                               1,000,000                        1,000,884
Associates Corp. NA
 6.25%, 11/01/08                                                               1,500,000                        1,446,374
 6.95%, 11/01/18                                                               1,000,000                          947,479
Bear Stearns Companies Inc.
 6.75%, 04/15/03                                                               1,000,000                        1,001,800
CIT Group Holdings Inc.
 6.63%, 06/15/05                                                               1,000,000                          979,375
Citigroup Inc.
 7.88%, 05/15/25                                                               1,000,000                        1,060,190
Countrywide Funding Corp.
 6.88%, 09/15/05                                                               1,000,000                          999,157
Ford Motor Credit Co.
 7.50%, 06/15/03                                                               1,000,000                        1,020,927
 7.50%, 03/15/05                                                               3,400,000                        3,471,063
 7.88%, 06/15/10                                                               1,000,000                        1,030,499

General Electric Capital Corp.
 7.25%, 05/03/04                                                               3,000,000           3,108,105
General Motors Acceptance Corp.
 7.13%, 05/01/03                                                               4,500,000           4,534,011
Goldman Sachs Group Inc.
 7.63%, 08/17/05                                                               1,000,000           1,040,877
Household Finance Corp.
 6.00%, 05/01/04                                                               2,000,000           1,963,008
 6.70%, 06/15/02                                                               1,000,000           1,005,722
Lehman Brothers Inc.
 7.63%, 06/01/06                                                               2,500,000           2,567,760
Merrill Lynch & Co. Inc.
 6.00%, 02/17/09                                                               3,000,000           2,839,368
 6.38%, 10/15/08                                                               1,000,000             970,910
Morgan Stanley Dean Witter & Co.
 7.13%, 01/15/03                                 *                             1,000,000           1,017,218
 8.00%, 06/15/10                                                               1,000,000           1,077,224
Norwest Financial Inc.
 5.38%, 09/30/03                                                               1,000,000             975,242
Pemex Finance Ltd.
 9.69%, 08/15/09                                                               1,000,000           1,081,610
------------------------------------------------------------------------------------------------------------
                                                                                                  36,165,884
------------------------------------------------------------------------------------------------------------

ELECTRIC--3.09%
------------------------------------------------------------------------------------------------------------
Dominion Resources Inc.
 7.63%, 07/15/05                                                               1,000,000           1,043,040
 8.13%, 06/15/10                                                               1,000,000           1,080,149
Duke Energy Corp.
 6.00%, 12/01/28                                                               2,000,000           1,669,300
 7.50%, 08/16/05                                                               1,000,000           1,040,724
Houston Lighting & Power Co.
 6.50%, 04/21/03                                                               4,000,000           4,017,556
Korea Electric Power Corp.
 6.38%, 12/01/03                                                               1,000,000             970,000
Niagara Mohawk Power Corp.
 7.38%, 07/01/03                                                                 756,098             768,765
 7.63%, 10/01/05                                                                 529,268             546,912
Northern States Power Co.
 6.50%, 03/01/28                                                               1,500,000           1,342,290
Texas Utilities Co.
 6.38%, 01/01/08                                                               1,000,000             945,136
Xcel Energy Inc.
 7.00%, 12/01/10                                                                 500,000             495,803
------------------------------------------------------------------------------------------------------------
                                                                                                  13,919,675
------------------------------------------------------------------------------------------------------------

ELECTRONICS--0.20%
------------------------------------------------------------------------------------------------------------
Midwest Generation LLC
 8.56%, 01/02/16                                                               1,000,000             912,023
------------------------------------------------------------------------------------------------------------
                                                                                                     912,023
------------------------------------------------------------------------------------------------------------

FOOD--0.96%
------------------------------------------------------------------------------------------------------------
Albertson's Inc.
 6.63%, 06/01/28                                                               1,000,000             814,709
Archer-Daniels-Midland Co.
 8.38%, 04/15/17                                                                 500,000             535,187

ConAgra Inc.
 7.40%, 09/15/04                                                                1,000,000                       1,033,433
Fred Meyer Inc.
 7.45%, 03/01/08                                                                1,000,000                       1,025,295
Kroger Co.
 7.00%, 05/01/18                                                                1,000,000                         935,508
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,344,132
-------------------------------------------------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.22%
-------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Inc.
 8.55%, 08/01/10                                                                1,000,000                       1,005,648
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,005,648
-------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--0.23%
-------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co.
 7.15%, 10/01/09                                                                1,000,000                       1,028,346
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,028,346
-------------------------------------------------------------------------------------------------------------------------

INSURANCE--0.23%
-------------------------------------------------------------------------------------------------------------------------
Aetna Inc.
 7.13%, 08/15/06                                                                1,000,000                       1,021,805
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,021,805
-------------------------------------------------------------------------------------------------------------------------

MACHINERY-CONSTRUCTION & MINING--0.23% Caterpillar Inc.
-------------------------------------------------------------------------------------------------------------------------
 7.25%, 09/15/09                                                                1,000,000                       1,034,597
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,034,597
-------------------------------------------------------------------------------------------------------------------------

MANUFACTURERS--0.21%
-------------------------------------------------------------------------------------------------------------------------
Tyco International Group
 6.88%, 01/15/29                                                                1,000,000                         938,320
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  938,320
-------------------------------------------------------------------------------------------------------------------------

MEDIA--2.43%
-------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications
 8.38%, 05/01/07                                                                2,000,000                       2,137,324
Time Warner Entertainment Co.
 8.38%, 03/15/23                                                                2,500,000                       2,701,810
Viacom Inc.
 7.75%, 06/01/05                                                                3,500,000                       3,647,063
Walt Disney Co. (The)
 5.13%, 12/15/03                                                                2,000,000                       1,944,814
 6.75%, 03/30/06                                                                  500,000                         515,030
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               10,946,041
-------------------------------------------------------------------------------------------------------------------------

MULTI-NATIONAL--0.62%
-------------------------------------------------------------------------------------------------------------------------
Asian Development Bank
 6.75%, 06/11/07                                                                1,000,000                       1,037,508
Inter-American Development Bank
 5.75%, 02/26/08                                                                1,000,000                         991,808
 8.40%, 09/01/09                                                                  200,000                         231,721
 8.50%, 03/15/11                                                                  450,000                         530,099
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,791,136
-------------------------------------------------------------------------------------------------------------------------

OIL & GAS PRODUCERS -1.10%
-------------------------------------------------------------------------------------------------------------------------
Amoco Canada
 7.25%, 12/01/02                                                                1,000,000                       1,023,682
Conoco Inc.
 5.90%, 04/15/04                                                                1,000,000                         990,070
Kerr-McGee Corp.
 6.63%, 10/15/07                                                                1,120,000                       1,104,934
Occidental Petroleum C.rp
 7.20%, 04/01/28                                                                1,000,000                         959,193
Phillips 66 Capital Trust II
 8.00%, 01/15/37                                                                1,000,000                         902,920
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,980,799
-------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--0.22%
-------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.
 6.50%, 10/15/02                                                                1,000,000                       1,005,869
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,005,869
-------------------------------------------------------------------------------------------------------------------------

PIPELINES--0.23%
-------------------------------------------------------------------------------------------------------------------------
Sonat Inc.
 7.63%, 07/15/11                                                                1,000,000                       1,036,125
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,036,125
-------------------------------------------------------------------------------------------------------------------------

REAL ESTATE--0.22%
-------------------------------------------------------------------------------------------------------------------------
EOP Operating LP
 6.38%, 02/15/03                                                                1,000,000                         992,453
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  992,453
-------------------------------------------------------------------------------------------------------------------------

RETAIL--0.95%
-------------------------------------------------------------------------------------------------------------------------
Dayton Hudson
 6.65%, 08/01/28                                                                1,000,000                         900,697
Penney (J.C.) Company Inc.
 8.25%, 08/15/22                                                                2,000,000                       1,172,440
Wal-Mart Stores Inc.
 8.50%, 09/15/24                                                                2,000,000                       2,205,688
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,278,825
-------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--0.21%
-------------------------------------------------------------------------------------------------------------------------
Motorola Inc.
 7.50%, 05/15/25                                                                1,000,000                         950,309
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  950,309
-------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS--0.96%
-------------------------------------------------------------------------------------------------------------------------
Bell Telephone Canada
 9.50%, 10/15/10                                                                  250,000                         283,034
British Telecom PL
 8.13%, 12/15/10                                                                1,000,000                       1,013,525
 8.63%, 12/15/30                                                                1,000,000                       1,001,287
Qwest Corp.
 7.63%, 06/09/03                                                                1,000,000                       1,016,889
Vodafone Group PLC
 7.75%, 02/15/10                                                                1,000,000                       1,035,145
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,349,880
-------------------------------------------------------------------------------------------------------------------------

TELEPHONE--3.31%
-------------------------------------------------------------------------------------------------------------------------
AT&T Corp.
 6.00%, 03/15/09                                           *                               1,500,000            1,336,733
 6.50%, 09/15/02                                           *                               2,000,000            1,993,180
Deutsche Telekom International Finance AG
 8.25%, 06/15/30                                                                           1,000,000              987,885
Koninklijke KPN NV
 8.00%, 10/01/10                                                                           1,000,000              935,126
New York Telephone Co.
 6.00%, 04/15/08                                                                             500,000              473,694
 7.00%, 12/01/33                                                                           2,305,000            2,073,255
Sprint Capital Corp.
 6.13%, 11/15/08                                                                           3,000,000            2,675,529
U.S. West Capital Funding Inc.
 6.13%, 07/15/02                                                                           1,000,000              994,691
WorldCom Inc.
 6.25%, 08/15/03                                                                           1,000,000              976,589
 6.40%, 08/15/05                                                                           1,500,000            1,443,764
 7.88%, 05/15/03                                                                           1,000,000            1,012,028
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               14,902,474
-------------------------------------------------------------------------------------------------------------------------

TOBACCO--0.10%
-------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC
 7.13%, 04/01/09                                                                            500,000               472,481
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  472,481
-------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION--1.17%
-------------------------------------------------------------------------------------------------------------------------
Burlington North Santa Fe Corp.
 6.53%, 07/15/37                                                                           1,000,000            1,002,566
Canadian National Railway Co.
 6.45%, 07/15/00                                                                           1,300,000            1,265,376
CSX Corp.
 7.90%, 05/01/17                                                                           1,000,000            1,013,420
Norfolk Southern Corp.
 7.70%, 05/15/17                                                                           1,000,000            1,016,509
Union Pacific Corp.
 6.79%, 11/09/07                                                                           1,000,000              996,687
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                5,294,558
-------------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES

(Cost: $162,569,593)                                                                                          159,944,187
-------------------------------------------------------------------------------------------------------------------------

Security                                                                                 Face Amount                Value
-------------------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS &
NOTES++--2.58%
-------------------------------------------------------------------------------------------------------------------------
British Columbia (Province of)
 6.50%, 01/15/26                                                                           1,000,000              954,552
Chile (Republic of)
 6.88%, 04/28/09                                                                           1,000,000              971,290
Corp. Andina de Fomento
 7.75%, 03/01/04                                                                           2,000,000            2,050,070
Hydro Quebec
 8.40%, 01/15/22                                                                           2,000,000            2,292,974
Mexico Government International Bond
 9.88%, 01/15/07                                                                           1,000,000            1,062,500

 11.50%, 05/15/26                                                                 1,000,000                     1,215,000
Ontario (Province of)
 7.63%, 06/22/04                                                                    750,000                       789,599
 7.75%, 06/04/02                                                                   1,300,000                    1,332,752
Quebec (Province of)
 5.75%, 02/15/09                                                                   1,000,000                      965,336
-------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT BONDS & NOTES

(Cost: $11,621,784)                                                                                            11,634,073
-------------------------------------------------------------------------------------------------------------------------

Security                                                                        Face Amount                         Value
-------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS-
-59.59%
U.S. GOVERNMENT AGENCY BONDS AND NOTES--17.06%
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank
 5.02%, 02/11/02                                                                  3,500,000                     3,474,131
 5.13%, 09/15/03                                                                  2,500,000                     2,470,665
 5.40%, 01/15/03                                                                  1,500,000                     1,494,561
 5.50%, 01/21/03                                                                  1,000,000                       998,251
 5.95%, 07/28/08                                                                  3,500,000                     3,496,451
 6.09%, 06/02/06                                                                  1,500,000                     1,521,013
 6.13%, 08/15/03                                                                  1,000,000                     1,012,747
 6.61%, 06/09/04                                                                  3,000,000                     2,997,663
 6.75%, 02/15/02                                                                  1,000,000                     1,011,092
 6.88%, 08/15/03                                                                  1,000,000                     1,030,765
 7.38%, 05/15/03                                                                  1,000,000                     1,039,166
Federal Home Loan Mortgage Corporation
 5.00%, 01/15/04                                                                  5,000,000                     4,913,870
 5.13%, 10/15/08                                                                  3,400,000                     3,216,866
 5.50%, 05/15/02                                                                  1,000,000                       998,174
 5.63%, 02/20/04                                                                  1,000,000                       989,401
 5.75%, 04/15/08                                                                  2,000,000                     1,980,820
 5.75%, 03/15/09                                                                    500,000                       490,766
 5.90%, 05/04/04                                                                  3,500,000                     3,474,334
 6.30%, 06/01/04                                                                  1,000,000                       997,400
 6.75%, 09/15/29                                                                  3,000,000                     3,195,825
 7.00%, 02/15/03                                                                  2,000,000                     2,055,544
 7.00%, 07/15/05                                                                   1,000,000                     1,049,477
 7.09%, 11/24/06                                                                  1,000,000                       999,654
Federal National Mortgage Association
 0.00%, 06/01/17                                                                  1,000,000                       366,171
 5.13%, 02/13/04                                                                  3,104,000                     3,067,407
 5.25%, 01/15/09                                                                  1,000,000                       952,754
 5.38%, 03/15/02                                                                  1,000,000                       996,435
 5.88%, 04/23/04                                                                    600,000                       595,441
 6.00%, 05/15/08                                                                  1,000,000                     1,003,762
 6.25%, 05/15/29                                                                  2,000,000                     2,010,206
 6.26%, 02/25/09                                                                  5,000,000                     4,926,205
 6.38%, 06/15/09                                                                    394,000                       403,472
 6.45%, 02/14/02                                                                  1,000,000                     1,000,147
 6.80%, 01/10/03                                                                  1,400,000                     1,431,913
 7.00%, 07/15/05                                                                  1,000,000                     1,049,477
 7.13%, 03/15/07                                                                  1,000,000                     1,066,890
 7.13%, 06/15/10                                                                  2,000,000                     2,165,722
 7.13%, 01/15/30                                                                    887,000                       990,061

  7.55%, 04/22/02                                   3,000,000       3,070,326
Financing Corp.
  8.60%, 09/26/19                                   2,150,000       2,693,752
  9.65%, 11/02/18                                     500,000         680,369
Tennessee Valley Authority
  6.00%, 03/15/13                                   1,000,000         990,184
  6.13%, 07/15/03                                     500,000         502,782
  6.25%, 12/15/17                                     600,000         588,919
  6.88%, 12/15/43                                   1,000,000         954,810
  7.13%, 05/01/30                                     450,000         502,437
-----------------------------------------------------------------------------
                                                                   76,918,278
-----------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--42.53%

-----------------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%, 02/15/29                                     700,000         672,109
  5.50%, 08/15/28                                   2,800,000       2,778,339
  6.00%, 02/15/26                                   1,200,000       1,264,384
  6.13%, 11/15/27                                   1,600,000       1,722,115
  6.13%, 08/15/29                         *           800,000         871,250
  6.25%, 08/15/23                                     700,000         757,025
  6.25%, 05/15/30                         *         2,800,000       3,125,937
  6.50%, 11/15/26                                   1,500,000       1,684,755
  6.63%, 02/15/27                                   1,000,000       1,141,910
  7.13%, 02/15/23                                   5,200,000       6,195,379
  7.25%, 05/15/16                                   4,100,000       4,826,733
  7.50%, 11/15/16                                     500,000         603,077
  7.63%, 02/15/07                                     500,000         510,664
  7.63%, 02/15/25                                   4,300,000       5,442,020
  7.88%, 02/15/21                                   2,500,000       3,184,160
  8.00%, 11/15/21                                   6,250,000       8,086,912
  8.13%, 08/15/19                                   4,850,000       6,268,984
  8.75%, 11/15/08                                     500,000         543,711
  8.75%, 05/15/17                         *         1,600,000       2,148,187
  8.75%, 05/15/20                                   2,300,000       3,155,255
  8.75%, 08/15/20                                   2,100,000       2,886,219
  9.13%, 05/15/09                                   1,000,000       1,112,500
  9.13%, 05/15/18                                   1,500,000       2,092,206
  9.25%, 02/15/16                                     600,000         827,767
  9.38%, 02/15/06                                   1,300,000       1,544,562
  9.88%, 11/15/15                                   1,500,000       2,160,579
  10.38%, 11/15/12                                  1,300,000       1,671,515
  10.75%, 08/15/05                                    550,000         674,653
  11.25%, 02/15/15                                    650,000       1,015,777
  11.75%, 11/15/14                                    500,000         724,648
  12.00%, 08/15/13                                  1,100,000       1,552,891
  12.50%, 08/15/14                                    400,000         595,938
  12.75%, 11/15/10                                    500,000         657,207
  13.25%, 05/15/14                                    850,000       1,298,840
  13.88%, 05/15/11                                    600,000         836,672
U.S. Treasury Notes
  4.25%, 11/15/03                                   1,500,000       1,464,121
  4.75%, 02/15/04                                   2,100,000       2,075,623
  4.75%, 11/15/08                                   6,700,000       6,517,056
  5.25%, 05/15/04                                   3,700,000       3,712,051
  5.38%, 06/30/03                         *         2,250,000       2,262,971
  5.50%, 01/31/03                                   2,100,000       2,114,679

  5.50%, 02/28/03                                                       3,500,000            3,524,990
  5.50%, 03/31/03                                                       3,000,000            3,023,328
  5.50%, 05/31/03                                                       1,450,000            1,461,945
  5.50%, 02/15/08                                                       2,300,000            2,344,151
  5.50%, 05/15/09                                                         500,000              510,424
  5.63%, 05/15/08                                                       3,300,000            3,389,664
  5.75%, 11/30/02                                         *             1,600,000            1,615,619
  5.75%, 04/30/03                                                       1,000,000            1,012,910
  5.75%, 08/15/03                                                       2,700,000            2,740,079
  5.75%, 11/15/05                                                         500,000              516,270
  5.88%, 09/30/02                                                       1,700,000            1,718,399
  5.88%, 02/15/04                                                       1,000,000            1,020,467
  5.88%, 11/15/04                                                       3,500,000            3,591,259
  6.00%, 08/15/04                                                       2,000,000            2,057,064
  6.00%, 08/15/09                                                       2,800,000            2,955,361
  6.13%, 08/15/07                                                       3,300,000            3,474,022
  6.25%, 01/31/02                                                       1,000,000            1,007,990
  6.25%, 02/28/02                                                       1,500,000            1,513,679
  6.25%, 06/30/02                                                       3,000,000            3,039,765
  6.25%, 02/15/03                                                       3,800,000            3,881,301
  6.25%, 02/15/07                                                       2,500,000            2,641,893
  6.38%, 01/31/02                                                       2,000,000            2,018,154
  6.38%, 04/30/02                                                       1,000,000            1,012,583
  6.38%, 08/15/02                                                       4,700,000            4,780,831
  6.50%, 02/28/02                                                       2,500,000            2,530,030
  6.50%, 03/31/02                                                       4,000,000            4,050,464
  6.50%, 05/31/02                                         *             1,000,000            1,015,157
  6.50%, 05/15/05                                         *             3,000,000            3,165,387
  6.50%, 08/15/05                                         *             1,900,000            2,008,995
  6.50%, 10/15/06                                         *             2,600,000            2,774,892
  6.50%, 02/15/10                                                       1,800,000            1,970,014
  6.63%, 03/31/02                                                       1,000,000            1,014,437
  6.63%, 04/30/02                                                       2,800,000            2,844,190
  6.63%, 05/15/07                                                       1,000,000            1,078,625
  6.75%, 05/15/05                                                       1,500,000            1,596,605
  6.88%, 05/15/06                                                         600,000              649,172
  7.00%, 07/15/06                                                       1,900,000            2,068,534
  7.25%, 08/15/04                                                       8,950,000            9,566,539
  7.50%, 05/15/02                                                       3,000,000            3,083,733
  7.50%, 02/15/05                                         *             1,300,000            1,413,870
  7.88%, 11/15/04                                                       3,000,000            3,283,476
------------------------------------------------------------------------------------------------------
                                                                                           191,747,649
------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

(Cost: $262,531,198)                                                                       268,665,927
------------------------------------------------------------------------------------------------------

Security                                                              Face Amount                Value
------------------------------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS--5.13%
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation Discount Note      +             2,994,337            2,994,337
  6.51%, 01/16/01
Goldman Sachs Financial Square Prime Obligation Fund      +             7,038,433            7,038,433

Providian Temp Cash Money Market Fund                     +             5,713,203            5,713,203

     Short Term Investment Company Liquid Assets Portfolio    +                          7,378,275             7,378,275

     -------------------------------------------------------------------------------------------------------------------
     TOTAL SHORT TERM INSTRUMENTS
     (Cost: $23,124,248)                                                                                      23,124,248
     -------------------------------------------------------------------------------------------------------------------

     Security                                                                          Face Amount                 Value
     -------------------------------------------------------------------------------------------------------------------

     REPURCHASE AGREEMENT-0.73%
     -------------------------------------------------------------------------------------------------------------------
     Investors Bank & Trust Tri Party Repurchase Agreement, dated                        3,287,036             3,287,036
     12/29/00, due 01/02/01, with a maturity value of $3,289,129 and an effective yield of 5.73%.

     -------------------------------------------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
     (Cost: $3,287,036)                                                                                        3,287,036
     -------------------------------------------------------------------------------------------------------------------

     TOTAL INVESTMENTS IN SECURITIES -- 103.50%
     (Cost $463,133,859)                                                                                     466,655,471
     -------------------------------------------------------------------------------------------------------------------
     Other Assets, Less Liabilities -- (3.50%)                                                               (15,776,838)
     -------------------------------------------------------------------------------------------------------------------
     NET ASSETS -- 100.00%                                                                                  $450,878,633

     ===================================================================================================================

 *   Denotes all or part of security on loan. See Note 4.
 + Represents investment of collateral received from securities lending transactions. See Note 4.
 ++  Investment is denominated in U.S. Dollars.

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------

ASSETS

Investments at amortized cost (Cost: $511,100,812) (Note 1)     $  511,100,812
Receivables:
    Interest                                                         2,331,967
                                                                --------------
Total Assets                                                       513,432,779
                                                                --------------
LIABILITIES

Payables:

  Due to BGFA (Note 2)                                                 135,594
                                                                --------------
Total Liabilities                                                      135,594
                                                                --------------
NET ASSETS                                                      $  513,297,185
                                                                ==============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Operations
For the Year Ended December 31, 2000

--------------------------------------------------------------------------------

NET INVESTMENT INCOME
Interest                                                        $   27,010,567
                                                                --------------
Total Investment Income                                             27,010,567
                                                                --------------
EXPENSES (Note 2)
Advisory fees                                                          411,596

                                                                --------------
Total expenses                                                         411,596
                                                                --------------
Net investment income                                               26,598,971
                                                                --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on sale of investments                                    22
                                                                --------------
Net gain on investments                                                     22
                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   26,598,993
                                                                ==============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
                                                            For the Year          For the Period *         For the Period
                                                          Ended December          Ended December           Ended February
                                                                31, 2000                31, 1999                 28, 1999
                                                        ----------------         ---------------       ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                $     26,598,971         $     9,767,206       $        5,411,548
   Net realized gain                                                  22                   4,552                       --
                                                        ----------------         ---------------       ------------------
Net increase in net assets resulting from operations          26,598,993               9,771,758                5,411,548
                                                        ----------------         ---------------       ------------------
Interestholder transactions:
   Contributions                                           1,633,105,244             343,767,992              257,234,773
   Withdrawals                                            (1,391,880,314)           (370,712,809)                      --
                                                        ----------------         ---------------       ------------------
Net increase (decrease) in net assets resulting from         241,224,930             (26,944,817)             257,234,773
interestholder transactions
                                                        ----------------         ---------------       ------------------
Increase (decrease) in net assets                            267,823,923             (17,173,059)             262,646,321

NET ASSETS:

Beginning of period                                          245,473,262             262,646,321                       --
                                                        ----------------         ---------------       ------------------
End of period                                           $    513,297,185         $   245,473,262       $      262,646,321
                                                        ================         ===============       ==================

-------------------------------------------------------------------------------
 * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
 ** For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

          MONEY MARKET MASTER PORTFOLIO
          Schedule of Investments
          December 31, 2000

          Security                                                                    Face Amount                   Value
          ---------------------------------------------------------------------------------------------------------------
          ASSET BACKED SECURITIES--0.64%
          ---------------------------------------------------------------------------------------------------------------
          AmeriCredit Corp.
             6.89%, 06/05/01                                                            1,524,418               1,524,418
          Associates Automobile 2000-1 "A-1"
             6.85%, 06/15/01                                                            1,775,896               1,775,896
          ---------------------------------------------------------------------------------------------------------------
          TOTAL ASSET BACKED SECURITIES
          (Cost: $3,300,314)                                                                                    3,300,314
          ---------------------------------------------------------------------------------------------------------------

          Security                                                                    Face Amount                   Value
          ---------------------------------------------------------------------------------------------------------------
          CERTIFICATES OF DEPOSIT--4.58%
          ---------------------------------------------------------------------------------------------------------------
          Banque National de Paris
             6.99%, 05/02/01                                                            3,500,000               3,499,889
          Bayerische Hypo-Und Vereinsbank AG
             7.00%, 05/02/01                                                            3,500,000               3,499,778
          Deutsche Bank AG
             6.66%, 03/08/01                                                            5,000,000               4,999,645
             6.70%, 03/14/01                                                            6,500,000               6,499,375
          Societe Generale
             6.90%, 03/29/01                                                            5,000,000               4,999,538
          ---------------------------------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $23,498,225)                                                                                         23,498,225
----------------------------------------------------------------------------------------------------------------------

Security                                                                    Face Amount                          Value
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--54.29%
----------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp.
 6.62%, 01/19/01                                                              5,000,000                      4,981,610
Amstel Funding Corp.
 6.34%, 03/23/01                                                              1,475,000                      1,453,440
 6.51%, 03/29/01                                                             10,000,000                      9,838,935
 6.61%, 02/08/01                                                              5,000,000                      4,963,278
 6.65%, 02/07/01                                                              5,000,000                      4,963,939
British Telecommunications PLC
 6.57%, 02/12/01                                                              5,000,000                      4,959,850
Corporate Asset Funding Co.
 6.56%, 01/22/01                                                              7,000,000                      6,970,663
Countrywide Home Loans Inc.
 6.59%, 01/05/01                                                             15,000,000                     14,983,525
Dorada Finance Inc.
 6.50%, 03/12/01                                                             10,000,000                      9,870,000
Edison Asset Securitization
 6.60%, 01/22/01                                                             10,000,000                      9,957,833
Enterprise Funding Corp.
 6.53%, 02/02/01                                                              1,025,000                      1,018,679
Falcon Asset Securitization Corp.
 6.60%, 01/19/01                                                              5,000,000                      4,981,667
 6.61%, 01/24/01                                                             10,000,000                      9,954,097
Forrestal Funding Corp.
 6.53%, 02/27/01                                                              3,000,000                      2,967,919
 6.53%, 02/23/01                                                              5,000,000                      4,950,118
 6.54%, 02/26/01                                                             10,000,000                      9,894,633
General Electric Capital Corp.
 6.56%, 01/29/01                                                              5,000,000                      4,972,667
General Electric Financial Assurance Holding
 6.55%, 01/02/01                                                             13,422,000                     13,414,674
Intrepid Funding
 6.52%, 03/13/01                                                              4,862,000                      4,797,719
Invensys PLC
 6.55%, 01/30/01                                                              5,000,000                      4,971,798
Jupiter Securitization Corp.
 6.59%, 02/12/01                                                              5,452,000                      5,408,087
 6.63%, 01/18/01                                                             10,000,000                      9,965,008
 6.66%, 01/22/01                                                             10,000,000                      9,957,450
K2 USA LLC
 6.50%, 03/07/01                                                              5,000,000                      4,939,514
Lexington Parker Capital Corp.
 6.52%, 03/01/01                                                              5,000,000                      4,944,762
Liberty Street Funding Corp.
 6.51%, 02/16/01                                                             10,000,000                      9,913,200
 6.56%, 01/18/01                                                              5,000,000                      4,982,689
Moat Funding LLC
 6.53%, 03/27/01                                                              5,000,000                      4,921,156
 6.55%, 02/27/01                                                              3,240,000                      3,205,219
 6.55%, 01/29/01                                                              5,000,000                      4,972,708
 6.56%, 01/25/01                                                              5,000,000                      4,976,311
Monte Rosa Capital Corp.
 6.50%, 02/06/01                                                              5,442,000                      5,404,662
Morgan Stanley Dean Witter & Co.
 6.65%, 01/12/01                                                             10,000,000                      9,975,986

Receivables Capital Corp.
     6.60%, 01/23/01                                                                           5,000,000          4,978,000
Sigma Finance Inc.
     6.48%, 05/01/01                                                                           5,000,000          4,890,200
Silver Tower US Funding LLC
     6.53%, 03/27/01                                                                           2,000,000          1,968,463
     6.54%, 02/07/01                                                                           3,500,000          3,475,202
     6.56%, 02/27/01                                                                           7,660,000          7,577,646
Special Purpose Accounts Receivable Corp.
     6.52%, 03/06/01                                                                          10,000,000          9,880,467
Thames Asset Global Securitization Inc.
     6.56%, 02/05/01                                                                          16,416,000         16,305,320
     6.58%, 02/05/01                                                                           2,637,000          2,619,166
Three Rivers Funding Corp.
     6.63%, 01/17/01                                                                           8,596,000          8,567,504
----------------------------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $278,695,764)                                                                                            278,695,764
----------------------------------------------------------------------------------------------------------------------------

Security                                                                                     Face Amount              Value
----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS--3.51%
----------------------------------------------------------------------------------------------------------------------------
Societe Generale
     6.63%, 01/02/01                                                                          18,000,000         18,000,000
----------------------------------------------------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $18,000,000)                                                                                              18,000,000
----------------------------------------------------------------------------------------------------------------------------
Security                                                                                     Face Amount              Value
----------------------------------------------------------------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES--30.74%
----------------------------------------------------------------------------------------------------------------------------
Associates Corp. of North America
     6.58%, 06/15/04                                                                          15,000,000         14,996,866
Associates Manufactured Housing Certificates
     6.85%, 07/15/30                                                                           4,267,481          4,267,481
AT&T Corp.
     6.82%, 07/13/01                                                                          15,000,000         15,000,000
Bank of America NA
     6.65%, 04/27/01                                                                           5,000,000          5,000,000
Bank One Corp.
     6.95%, 08/09/01                                                                          10,000,000         10,011,189
Bayerische Landesbank
     6.57%, 02/28/01                                                                           5,000,000          4,999,600
     6.61%, 09/19/01                                                                           2,500,000          2,498,757
CIT Equipment Collateral
     6.68%, 03/20/01                                                                          10,000,000         10,000,000
CIT Group Holdings Inc.
     6.60%, 02/14/01                                                                           3,000,000          2,999,185
     6.97%, 07/09/01                                                                           2,500,000          2,498,715
Comerica Bank
     6.85%, 05/16/01                                                                           9,970,000          9,973,866
FBNA US Bank
     6.68%, 07/23/01                                                                          10,000,000         10,000,000
First Union Corp.
     6.90%, 10/30/01                                                                           8,000,000          8,006,988
First Union National Bank
     6.64%, 05/29/01                                                                           5,000,000          5,000,000
Ford Motor Credit Co.
     6.97%, 07/16/01                                                                          10,000,000         10,007,683
General Motors Acceptance Corp.
     6.95%, 08/06/01                                                                           7,500,000          7,508,618

     Lexington Parker Capital Corp.
     6.66%, 01/25/01                                                                          10,000,000          9,999,929
     Monet Trust "A2"
     6.53%,  09/27/01                                                                         15,000,000         15,000,000
     SMM Trust 2000-E
     6.73%, 03/14/01                                                                           5,000,000          5,000,000
     Special Purpose Accounts Receivable Corp.
     6.65%, 01/05/01                                                                           5,000,000          5,000,000
     ----------------------------------------------------------------------------------------------------------------------
     TOTAL VARIABLE & FLOATING RATE NOTES
     (Cost: $157,768,877)                                                                                       157,768,877
     ----------------------------------------------------------------------------------------------------------------------

     Security Name                                                                           Face Amount              Value
     ----------------------------------------------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS-5.81%

     ----------------------------------------------------------------------------------------------------------------------
     Goldman Sachs Tri Party Repurchase Agreement, dated 12/29/00, due 01/02/01,              14,837,000         14,837,000
     with a maturity value of $14,847,551 and an effective yield of 6.40%.

     Investors Bank & Trust Tri Party Repurchase Agreement, dated 12/29/00, due                      632                632
     01/02/01, with a maturity value of $632 and an effective yield of 5.73%.

     Merrill Lynch Tri Party Repurchase Agreement, dated 12/29/00, due 01/02/01,              15,000,000         15,000,000
     with a maturity value of $15,010,833 and an effective yield of 6.50%.
     ----------------------------------------------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS
     (Cost: $29,837,632)                                                                                         29,837,632
     ----------------------------------------------------------------------------------------------------------------------

     TOTAL INVESTMENTS IN SECURITIES -- 99.57%
     (Cost $511,100,812)                                                                                        511,100,812
     ----------------------------------------------------------------------------------------------------------------------
     Other Assets, Less Liabilities -- 0.43 %                                                                     2,196,373
     ----------------------------------------------------------------------------------------------------------------------
     NET ASSETS - 100.00%                                                                                     $ 513,297,185
     ======================================================================================================================

The accompanying notes are an integral part of these financial statements.

VII. NOTES TO FINANCIAL STATEMENTS FOR MASTER INVESTMENT PORTFOLIO

1.  Signficant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the S&P 500 Index, Extended Index, International Index, Bond Index, and Money Market Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Security Transactions and Income Recognition

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. The Master Portfolios, except for the Money

Market Master Portfolio, do not amortize premiums on securities purchased. The Money Market Master Portfolio amortizes premium and accretes discount on a straight-line basis to maturity.

Federal Income Taxes

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interest holders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

Futures Contracts

     The S&P 500 Index, Extended Index and International Index Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the S&P 500 Index, Extended Index and International Index Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the S&P 500 Index, Extended Index and International Index Master Portfolios as unrealized gains or losses. When the contract is closed, the S&P 500 Index, Extended Index and International Index Master Portfolios records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the S&P 500 Index, Extended Index and International Index Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

   At December 31, 2000, the open long futures contracts outstanding were as follows:

------------------------------------------------------------------------------------------------------------------------------------
Master Portfolio                               Number          Futures     Expiration        Notional Contract       Net Unrealized
                                                   of            Index           Date                    Value        Appreciation
                                            Contracts                                                                (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Master
Portfolio                                          55          S&P 500       03/16/01             $ 18,356,250       $ (723,100)

Extended Index Master                                          Russell
Portfolio                                          14             2000       03/16/01             $  3,421,600       $   88,200

International Index Master
Portfolio                                           3         FTSE 100       03/16/01             $    277,872       $   (5,587)
                                                   12          EURO 50       03/16/01                  541,379           (3,948)
                                                   14       NIKKEI 300       03/16/01                  321,109           (8,487)
                                                                                                                   ------------
                                                                                                                        (18,022)
-------------------------------------------------------------------------------------------------------------------------------

   The S&P 500 Index and Extended Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with a face amount of $9,050,000 and $1,100,000, respectively.

   The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $131,270 for margin requirements.

Repurchase Agreements

   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

   The repurchase agreements entered into on December 29, 2000 by the Master Portfolios were collateralized by U.S. Government obligations as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   U.S. Government Obligations
                                                               ------------------------------------------------------------------
Master Portfolio                  Repurchase Agreement           Interest              Maturity Date(s)                Aggregate
                                                                 Rate(s)                                             Market Value
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Master        Investors Bank & Trust Tri Party         6.38%                08/15/02                $  11,592,589
Portfolio
Extended Index Master       Investors Bank & Trust Tri Party         6.38                 08/15/02                    2,539,131
Portfolio
International Index         Investors Bank & Trust Tri Party         6.38                 08/15/02
Master Portfolio                                                                                                      1,082,253
Bond Index Master           Investors Bank & Trust Tri Party         6.38                 08/15/02                    3,361,227
Portfolio
Money Market Master         Goldman Sachs Tri Party              5.50 - 9.50              10/01/02 -                 15,133,740
Portfolio                                                                                 12/01/30
                            Investors Bank & Trust Tri Party         6.38                 08/15/02                       10,406
                            Merrill Lynch Tri Party              5.50 - 8.55              01/01/04 -                 15,302,831
                                                                                          08/01/38

Forward Foreign Currency Exchange Contracts

     A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements.

     As of December 31, 2000, the International Index Master Portfolio had the following open forward foreign currency exchange contracts outstanding:

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Foreign
                                                 Currency                                                                  Net
                                                Purchased/    Exchange       Foreign Currency       U.S. Dollar         Unrealized
                                                   Sold         Date          Cost/Proceeds           Value             Gain (Loss)
Currency
-----------------------------------------------------------------------------------------------------------------------------------
Purchase Contracts
British Pound Sterling                            236,240      02/06/01        $   348,000       $   353,137              $  5,137
Euro Dollar                                       690,295      02/06/01            619,000           648,382                29,382
Japanese Yen                                   32,452,760      02/06/01            291,000           285,635                (5,365)
-----------------------------------------------------------------------------------------------------------------------------------
Net Unrealized Gain on Purchase Contracts
                                                                                                                          $ 29,154
-----------------------------------------------------------------------------------------------------------------------------------
Sale Contracts
British Pound Sterling                              3,386      02/06/01        $     5,000       $     5,061              $    (61)
Euro Dollar                                        13,106      02/06/01             12,000            12,310                  (310)
-----------------------------------------------------------------------------------------------------------------------------------
Net Unrealized Loss on Sale Contracts                                                                                     $   (371)
-----------------------------------------------------------------------------------------------------------------------------------
Net Unrealized Gain on Forward
Foreign Currency Contracts                                                                                                $ 28,783
-----------------------------------------------------------------------------------------------------------------------------------

2. Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.05%, 0.08%, 0.08%, and 0.10% of the average daily net assets of S&P 500 Index, Extended Index, Bond Index and Money Market Master Portfolios, respectively, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio. Beginning on February 22, 2001, IBT will be entitled to receive custodial fees from the Extended Index Master Portfolio.

     Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

     MIP has entered into administrative service arrangements with BGI and Stephens as co-administrators who have agreed jointly to provide general administrative services to the Master Portfolios such as managing and coordinating third-party relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Extended Index Master Portfolio and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. Stephens and BGI are not entitled to compensation for providing administration services to the S&P 500 Index, Bond Index and Money Market Master Portfolios. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   Investment Portfolio Transactions

     Purchases and sales of investments (exclusive of short-term securities) for each of the Master Portfolios for the period ended December 31, 2000 were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                           U.S. Government Obligations                             Other Securities
                                              ----------------------------------------          -----------------------------------
Master Portfolio                                              Purchases          Sales               Purchases                Sales
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Master Portfolio                $                       $              -          $  399,446,810     $  1,508,761,551
                                                                      -
Extended Index Master Portfolio                                                      -             124,813,820           86,046,369
                                                                      -
International Index Master
Portfolio                                                             -              -              88,079,464           31,679,758
Bond Index Master Portfolio                                 119,717,082    151,366,874             104,381,734           83,788,817
-----------------------------------------------------------------------------------------------------------------------------------

     As of December 31, 2000 the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Net Unrealized
                                                            Tax        Unrealized            Unrealized         Appreciation
Master Portfolio                                           Cost      Appreciation          Depreciation        (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Master
Portfolio                                     $   2,777,752,970    $  787,496,946        $ (337,003,082)      $  450,493,864
Extended Index Master
Portfolio                                           235,787,351        41,510,196           (62,063,708)         (20,553,512)
International Index Master
Portfolio                                           110,086,884         5,515,591            (7,397,121)          (1,881,530)
Bond Index Master Portfolio                         463,266,174         9,758,675            (6,369,378)           3,389,297
-----------------------------------------------------------------------------------------------------------------------------------

     As of December 31, 2000, the Money Market Master Portfolio's cost for income tax purposes was the same as for financial statement purposes.

4.   Portfolio Securities Loaned

     As of December 31, 2000, certain Master Portfolios had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

     The value of the securities on loan at December 31, 2000 and the value of the related collateral were as follows:

-------------------------------------------------------------------------
                                                Value of         Value of
Master Portfolio                              Securities       Collateral
-------------------------------------------------------------------------
S&P 500 Index Master Portfolio             $  39,952,214    $  40,886,590

Extended Index Master Portfolio               16,571,977       17,436,147

International Index Master Portfolio           2,499,826        2,644,544

Bond Index Master Portfolio                   22,583,019       23,124,248
-------------------------------------------------------------------------

5.   Financial Highlights

     The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates (excluding short-term securities) and total returns for the Master Portfolios were as follows:

                                              For the     For the   For the    For the    For the    For the
                                                 Year      Period      Year       Year       Year       Year
                                                Ended       Ended     Ended      Ended      Ended      Ended
                                             Dec. 31,    Dec. 31,      Feb.   Feb. 28,       Feb.   Feb. 29,
                                                 2000        1999       28,       1998        28,       1996
                                                                       1999                  1997
-------------------------------------------------------------------------------------------------------------
S&P 500 Index
Master Portfolio
 Ratio of expenses      +                        0.05%       0.05% *     0.05%      0.05%    0.05%      0.05%
 to average net
 assets
 Ratio of net           +                        1.22%       1.44% *     1.61%      1.89%    2.31%      2.68%
 investment income
 to average net
 assets
 Portfolio turnover                                10%          7% *       11%         6%       4%         2%
 rate
 Total return                                   (9.19)%     19.82% ++   19.65%     34.77%   25.97%     34.50%
Extended Index
Master Portfolio
 Ratio of expenses+     +                        0.10%       0.10% **     N/A        N/A      N/A        N/A
 to average net
 assets
 Ratio of net           +                        0.93%       1.26% **     N/A        N/A      N/A        N/A
 investment income
 to average net
 assets
 Portfolio turnover                                38%         17% **                N/A      N/A        N/A
 rate                                                                     N/A
 Total return                                  (14.53)%     36.30% ++     N/A        N/A      N/A        N/A

International Index
Master of expenses  +   0.25%     0.25%***    N/A       N/A    N/A     N/A
 to average net
 assets
 Ratio of net       +   1.47%     0.82%***    N/A       N/A    N/A     N/A
 investment income
 to average net
 assets
 Portfolio turnover       45%       39%***    N/A       N/A    N/A     N/A
 rate
 Total return         (14.85%)   20.50% ++    N/A       N/A    N/A     N/A
Bond Index Master
Porfolio
 Ratio of expenses  +   0.08%     0.08%*     0.08%     0.08%  0.09%   0.09%
 to average
 assets
 Ratio of net       +   6.73%     6.44%*     6.31%     6.73%  6.83%   6.43%
 investment income
 to average net
 assets
 Portfolio turnover       52%       25%*       28%       59%    39%     21%
 rate
 total return          11.91%    (0.67)% ++  6.39%    10.51%  4.47%  12.32%
Money Market
Master Portfolio
 Ratio of expenses  +   0.10%     0.10%      0.10%****  N/A    N/A     N/A
 to average net
 assets
 Ratio of net       +   6.43%     5.23%      5.17%****  N/A    N/A     N/A
 investment income
 to average net
 assets
 Total return           6.52%     4.44%++    2.61%++    N/A    N/A     N/A
---------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The S&P 500 Index, Bond Index and Money Market Master Portfolios changed their fiscal year end from February 28 to December 31.
**   Period from March 1, 1999 (commencement of operations) to December 31,
     1999.
***  Period from October 1, 1999 (commencement of operations) to December 31,
     1999.
**** For the period from September 1, 1998 (commencement of operations) to
     February 28, 1999.
+    Annualized for periods of less than one year.
++   Not annualized.

6.   Change In Accounting Policy

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the way the Master Portfolios account for premiums on fixed income securities and also require changes to the presentation of the financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolios.

VIII. INDEPENDENT AUDITORS' REPORT - MASTER INVESTMENT
      PORTFOLIO

      To the Interestholders and Board of Trustees of Master Investment
      Portfolio:

          We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of S&P 500 Index Master Portfolio, Extended Index Master Portfolio, International Index Master Portfolio, Bond Index Master Portfolio and Money Market Master Portfolio, five portfolios of Master Investment Portfolio (the Portfolios), as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the ten-month period ended December 31, 1999 and for the year ended February 28, 1999 and financial highlights for the year then ended, the ten-month period ended December 31, 1999 and for each of the years or periods in the four-year period ended February 28, 1999. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Master Investment Portfolio as of December 31, 2000, the results of their operations, the changes in their net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


     /s/ KPMG LLP
     San Francisco, California
     February 9, 2001





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